UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

ETFis Series Trust I
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas, 14th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

ETFis Series Trust I
c/o Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

InfraCap REIT Preferred ETF

PFFR /NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the InfraCap REIT Preferred ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap REIT Preferred ETF	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Real Estate	62.9%
Financials	36.3%
Money Market Funds	0.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$118,297,093
Total number of portfolio holdings	111
Portfolio turnover rate	3%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

InfraCap REIT Preferred ETF | 1

Virtus InfraCap U.S. Preferred Stock ETF

PFFA / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the Virtus InfraCap U.S. Preferred Stock ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus InfraCap U.S. Preferred Stock ETF	$102	2.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Financials	52.7%Footnote Reference+
Real Estate	17.1%
Industrials	8.0%
Communication Services	5.4%
Utilities	5.2%
Information Technology	5.1%
Energy	3.2%
Materials	2.2%
Money Market Fund	0.6%
Consumer Discretionary	0.3%
Health Care	0.2%
Footnote	Description
Footnote+	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
Footnote(1)	Percentage of total investments as of April 30, 2026.

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$2,347,049,684
Total number of portfolio holdings	199
Portfolio turnover rate	24%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus InfraCap U.S. Preferred Stock ETF | 1

Virtus Biotech Clinical Trials ETF

BBC / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the Virtus Biotech Clinical Trials ETF (formerly, Virtus LifeSci Biotech Clinical Trials ETF) ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Biotech Clinical Trials ETF	$44	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Health Care	97.8%
Money Market Fund	2.2%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$37,334,516
Total number of portfolio holdings	125
Portfolio turnover rate	38%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Biotech Clinical Trials ETF | 1

Virtus Biotech ETF

BBP / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the Virtus Biotech ETF (formerly, Virtus LifeSci Biotech Products ETF) ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Biotech ETF	$32	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Health Care	96.9%
Money Market Fund	3.1%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$59,287,767
Total number of portfolio holdings	63
Portfolio turnover rate	17%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Biotech ETF | 1

Virtus Newfleet Multi-Sector Bond ETF

NFLT / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Bond ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Bond ETF	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Corporate Bonds	29.0%
Foreign Bonds	24.2%
Mortgage Backed Securities	22.8%
Asset Backed Securities	9.3%
Term Loans	8.0%
U.S. Government Securities	5.5%
Exchange Traded Funds	1.0%
Preferred Stocks	0.1%
Common Stocks	0.1%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$424,205,679
Total number of portfolio holdings	1,030
Portfolio turnover rate	27%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Newfleet Multi-Sector Bond ETF | 1

Virtus Private Credit Strategy ETF

VPC / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the Virtus Private Credit Strategy ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Private Credit Strategy ETF	$36	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Financials	48.6%
Closed-End Funds	33.5%
Money Market Fund	17.9%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$33,266,599
Total number of portfolio holdings	59
Portfolio turnover rate	16%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Private Credit Strategy ETF | 1

Virtus Real Asset Income ETF

VRAI / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the Virtus Real Asset Income ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Real Asset Income ETF	$30	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Energy	33.6%
Real Estate	32.1%
Utilities	17.1%
Materials	7.7%
Communication Services	3.1%
Money Market Fund	2.2%
Consumer Staples	2.0%
Information Technology	1.2%
Financials	1.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$18,390,520
Total number of portfolio holdings	92
Portfolio turnover rate	57%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Virtus Real Asset Income ETF | 1

InfraCap MLP ETF

AMZA / NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the InfraCap MLP ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap MLP ETF	$118	2.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Energy	98.8%
Money Market Fund	1.0%
Utilities	0.2%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$463,845,149
Total number of portfolio holdings	30
Portfolio turnover rate	44%

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

InfraCap MLP ETF | 1

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Please refer to Item 7(a).
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	and (b): The registrant’s (semi-annual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS
(FORM N-CSR Items 7-11)

ETFis Series Trust I
April 30, 2026

INFRACAP REIT PREFERRED ETF

VIRTUS INFRACAP U.S. PREFERRED STOCK ETF

VIRTUS BIOTECH CLINICAL TRIALS ETF
(formerly Virtus Lifesci Biotech Clinical Trials ETF)

VIRTUS BIOTECH ETF
(formerly Virtus LifeSci Biotech Products ETF)

VIRTUS NEWFLEET MULTI-SECTOR BOND ETF

VIRTUS PRIVATE CREDIT STRATEGY ETF

VIRTUS REAL ASSET INCOME ETF

INFRACAP MLP ETF

Schedule of Investments — InfraCap REIT Preferred ETF

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 99.2%

Financials - 36.3%
ACRES Commercial Realty Corp., Series C, 9.59%	21,051	$528,801
ACRES Commercial Realty Corp., Series D, 7.88%	886	19,368
Adamas Trust, Inc., Series D, 8.00%	27,701	654,852
Adamas Trust, Inc., Series E, 11.28%	33,419	849,511
Adamas Trust, Inc., Series F, 6.88%	24,852	599,430
AGNC Investment Corp., Series C, 9.04%	8,428	217,527
AGNC Investment Corp., Series D, 8.27%	41,207	1,029,351
AGNC Investment Corp., Series E, 8.92%	46,251	1,178,475
AGNC Investment Corp., Series F, 8.63%	88,047	2,192,370
AGNC Investment Corp., Series G, 7.75%	8,389	209,725
Annaly Capital Management, Inc., Series F, 8.92%	13,247	343,892
Annaly Capital Management, Inc., Series G, 8.10%	54,516	1,366,171
Annaly Capital Management, Inc., Series I, 8.95%	47,862	1,225,746
Annaly Capital Management, Inc., Series J, 8.88%	17,656	462,057
Arbor Realty Trust, Inc., Series D, 6.38%	45,623	771,029
Arbor Realty Trust, Inc., Series E, 6.25%	24,353	411,809
Arbor Realty Trust, Inc., Series F, 6.25%	54,876	1,275,867
ARMOUR Residential REIT, Inc., Series C, 7.00%	29,747	624,687
Chimera Investment Corp., Series A, 8.00%	29,973	647,414
Chimera Investment Corp., Series B, 9.75%	49,904	1,217,658
Chimera Investment Corp., Series C, 8.71%	45,178	1,033,673
Chimera Investment Corp., Series D, 9.30%	35,456	865,126
DigitalBridge Group, Inc., Series H, 7.13%	93,212	1,620,024
DigitalBridge Group, Inc., Series I, 7.15%	155,626	2,681,436
DigitalBridge Group, Inc., Series J, 7.13%	138,902	2,421,062
Dynex Capital, Inc., Series C, 9.39%	450	11,628
Ellington Financial, Inc., Series C, 8.63%	653	16,521
Franklin BSP Realty Trust, Inc., Series E, 7.50%	45,319	898,223
Granite Point Mortgage Trust, Inc., Series A, 7.00%	34,627	691,501
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	13,520	283,920
Invesco Mortgage Capital, Inc., Series C, 7.50%	34,267	808,701
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	58,503	1,060,659
MFA Financial, Inc., 8.88%	3,666	93,740
MFA Financial, Inc., Series B, 7.50%	37,263	778,051
MFA Financial, Inc., Series C, 9.27%	48,816	1,164,262
PennyMac Mortgage Investment Trust, 9.00%	7,165	183,997
PennyMac Mortgage Investment Trust, Series A, 8.13%	20,182	480,937
PennyMac Mortgage Investment Trust, Series B, 8.00%	34,217	812,312
PennyMac Mortgage Investment Trust, Series C, 6.75%	44,810	821,367
Ready Capital Corp., 9.00%	19,527	429,789
Ready Capital Corp., Series E, 6.50%	14,772	185,389

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Rithm Capital Corp., Series A, 9.73%	1,623	$41,825
Rithm Capital Corp., Series B, 9.57%	31,388	803,533
Rithm Capital Corp., Series C, 8.89%	74,299	1,861,933
Rithm Capital Corp., Series D, 7.00%	82,437	2,073,290
Rithm Capital Corp., Series E, 8.75%	8,412	210,300
TPG Mortgage Investment Trust, Inc., Series B, 8.00%	30,373	683,392
TPG Mortgage Investment Trust, Inc., Series C, 10.40%	12,121	305,328
TPG RE Finance Trust, Inc., Series C, 6.25%	36,192	667,019
Two Harbors Investment Corp., Series A, 8.13%	22,060	544,882
Two Harbors Investment Corp., Series B, 7.63%	49,571	1,226,882
Two Harbors Investment Corp., Series C, 8.94%	56,045	1,394,960
Total Financials		42,981,402

Real Estate - 62.9%
Agree Realty Corp., Series A, 4.25%	73,546	1,261,314
AH Realty Trust, Inc., Series A, 6.75%	51,113	1,104,552
American Homes 4 Rent, Series G, 5.88%	40,796	927,293
American Homes 4 Rent, Series H, 6.25%	48,172	1,142,640
Brookfield Property Partners LP, Series A2, 6.38%	96,154	1,472,118
Chatham Lodging Trust, Series A, 6.63%	24,377	496,070
Chiron Real Estate, Inc., Series A, 7.50%	11,159	270,159
CTO Realty Growth, Inc., Series A, 6.38%	36,551	764,647
Digital Realty Trust, Inc., Series J, 5.25%	86,232	1,758,270
Digital Realty Trust, Inc., Series K, 5.85%	88,932	2,039,211
Digital Realty Trust, Inc., Series L, 5.20%	158,227	3,166,122
Diversified Healthcare Trust, 5.63%	43,379	774,315
Diversified Healthcare Trust, 6.25%	132,303	2,495,235
EPR Properties, Series G, 5.75%	44,504	879,844
Federal Realty Investment Trust, Series C, 5.00%	64,527	1,261,503
Gladstone Commercial Corp., Series E, 6.63%	27,846	619,295
Gladstone Commercial Corp., Series G, 6.00%	17,803	356,950
Gladstone Land Corp., Series B, 6.00%	65,584	1,387,102
Gladstone Land Corp., Series C, 6.00%	113,474	2,351,181
Global Net Lease, Inc., Series A, 7.25%	83,348	1,883,665
Global Net Lease, Inc., Series B, 6.88%	33,525	727,493
Global Net Lease, Inc., Series D, 7.50%	97,841	2,271,868
Global Net Lease, Inc., Series E, 7.38%	32,447	742,387
Hudson Pacific Properties, Inc., Series C, 4.75%	205,933	2,922,189
Kimco Realty Corp., Series L, 5.13%	93,418	1,848,742
Kimco Realty Corp., Series M, 5.25%	125,863	2,537,398
National Storage Affiliates Trust, Series A, 6.00%	97,988	2,262,543
Pebblebrook Hotel Trust, Series E, 6.38%	21,454	426,613
Pebblebrook Hotel Trust, Series F, 6.30%	84,580	1,681,450
Pebblebrook Hotel Trust, Series G, 6.38%	135,972	2,718,080

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Pebblebrook Hotel Trust, Series H, 5.70%	120,045	$2,148,806
Public Storage, Series F, 5.15%	31,037	636,879
Public Storage, Series G, 5.05%	43,839	892,562
Public Storage, Series H, 5.60%	32,864	734,839
Public Storage, Series I, 4.88%	46,285	890,061
Public Storage, Series J, 4.70%	36,395	674,399
Public Storage, Series K, 4.75%	31,419	586,593
Public Storage, Series L, 4.63%	72,382	1,336,172
Public Storage, Series M, 4.13%	6,371	103,401
Public Storage, Series N, 3.88%	38,333	582,278
Public Storage, Series O, 3.90%	26,159	401,017
Public Storage, Series P, 4.00%	84,315	1,341,452
Public Storage, Series Q, 3.95%	23,178	358,564
Public Storage, Series R, 4.00%	58,103	913,960
Public Storage, Series S, 4.10%	13,541	219,229
Regency Centers Corp., Series B, 5.88%	2,689	60,341
Saul Centers, Inc., Series E, 6.00%	23,849	530,402
SL Green Realty Corp., Series I, 6.50%	105,061	2,249,356
Summit Hotel Properties, Inc., Series E, 6.25%	49,496	910,231
Summit Hotel Properties, Inc., Series F, 5.88%	18,477	328,336
Sunstone Hotel Investors, Inc., Series H, 6.13%	21,307	442,333
Sunstone Hotel Investors, Inc., Series I, 5.70%	37,575	756,881
UMH Properties, Inc., Series D, 6.38%	147,815	3,232,714
Vornado Realty Trust, Series L, 5.40%	138,761	2,442,194
Vornado Realty Trust, Series M, 5.25%	150,034	2,580,585
Vornado Realty Trust, Series N, 5.25%	145,917	2,490,803
Vornado Realty Trust, Series O, 4.45%	133,524	1,996,184
Total Real Estate		74,390,821

Total Preferred Stocks
(Cost $123,139,813)		117,372,223

Security Description	Shares	Value

MONEY MARKET FUNDS - 0.8%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(1)	466,216	$466,216
RBC BlueBay Government Money Market Fund - Institutional Shares, 3.59%(1)	466,217	466,217
(Cost $932,433)		932,433

TOTAL INVESTMENTS - 100.0%
(Cost $124,072,246)		118,304,656
Liabilities in Excess of Other Assets - (0.0)% (2)		(7,563)
Net Assets - 100.0%		$118,297,093

(1)The rate shown reflects the seven-day yield as of April 30, 2026.

(2)Amount rounds to less than 0.05%.

Portfolio Composition

Asset Allocation as of 04/30/2026 (based on net assets)

Real Estate	62.9%
Financials	36.3%
Money Market Funds	0.8%
Liabilities in Excess of Other Assets	(0.0)%*
Total	100.0%

*Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$117,372,223	$—	$—	$117,372,223
Money Market Funds	932,433	—	—	932,433
Total	$118,304,656	$—	$—	$118,304,656

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 123.4%

Communication Services - 6.7%
Array Digital Infrastructure, Inc., 5.50%(1)	289,053	$5,238,217
Array Digital Infrastructure, Inc., 6.25%	63,085	1,265,485
Liberty Broadband Corp., Series A, 7.00%(1)	178,738	3,919,724
Qwest Corp., 6.50%(1)	2,185,402	40,102,127
Qwest Corp., 6.75%(1)	1,935,295	35,977,134
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	782,866	16,776,818
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	2,798,025	55,093,112
Total Communication Services		158,372,617

Consumer Discretionary - 0.4%
Ford Motor Co., 6.00%(1)	273,174	5,649,238
Whirlpool Corp., Series A, 8.50%*	90,349	3,772,071
Total Consumer Discretionary		9,421,309

Energy - 4.0%
Energy Transfer LP, Series I, 9.25%(1)	4,754,467	57,291,327
GasLog Partners LP, Series A, 8.63% (Greece)(1)	566,184	14,553,760
TransCanada PipeLines Ltd., 6.25% (Canada)(1)	903,625	21,623,746
Total Energy		93,468,833

Financials - 66.2%†
Abacus Global Management, Inc., 9.88%	83,614	2,168,947
ACRES Commercial Realty Corp., Series C, 9.59%(1)	96,141	2,415,062
ACRES Commercial Realty Corp., Series D, 7.88%(1)	70,259	1,535,862
Adamas Trust, Inc., 9.13%(1)	263,303	6,595,740
Adamas Trust, Inc., 9.88%	10,760	274,918
Adamas Trust, Inc., Series D, 8.00%(1)	1,715,051	40,543,806
Adamas Trust, Inc., Series E, 11.28%(1)	1,160,797	29,507,460
AGNC Investment Corp., Series H, 8.75%	70,544	1,802,399
American National Group, Inc., 7.38%(1)	626,085	15,520,647
Angel Oak Mortgage REIT, Inc., 9.50%	45,773	1,142,036
Annaly Capital Management, Inc., Series J, 8.88%	163	4,266
Apollo Global Management, Inc., 6.75%(1)	735,867	48,368,538
Arbor Realty Trust, Inc., Series D, 6.38%(1)	55,015	929,753
Arbor Realty Trust, Inc., Series E, 6.25%(1)	52,657	890,430
Ares Management Corp., Series B, 6.75%(1)	568,028	22,289,419
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	212,208	4,456,368
Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	5,961	127,685
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(1)	158,749	3,922,688
Atlanticus Holdings Corp., 9.25%(1)	1,405,962	35,570,839
Atlanticus Holdings Corp., Series B, 7.63%(1)	74,012	1,754,084
Banc of California, Inc., Series F, 7.75%(1)	2,115,010	54,228,856
Bread Financial Holdings, Inc., Series A, 8.63%(1)	702,065	17,692,038
Brighthouse Financial, Inc., 6.25%(1)	290,697	4,979,640

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Brighthouse Financial, Inc., Series A, 6.60%(1)	896,021	$14,515,540
Brighthouse Financial, Inc., Series B, 6.75%(1)	735,551	12,386,679
Brighthouse Financial, Inc., Series C, 5.38%(1)	1,527,546	20,209,434
Brighthouse Financial, Inc., Series D, 4.63%(1)	1,169,548	13,800,666
Brookfield Oaktree Holdings LLC, Series A, 6.63%(1)	15,061	314,097
Brookfield Oaktree Holdings LLC, Series B, 6.55%(1)	28,405	583,723
Cantor Fitzgerald Income Trust, Inc., Series A, 9.50%*	6,309	157,233
Chimera Investment Corp., 8.88%(1)	623,420	15,909,678
Chimera Investment Corp., 9.00%(1)	65,439	1,678,510
Chimera Investment Corp., 9.25%	27	693
Chimera Investment Corp., Series A, 8.00%(1)	365,948	7,904,440
Chimera Investment Corp., Series B, 9.75%(1)	914,549	22,314,996
Chimera Investment Corp., Series C, 8.71%(1)	1,230,705	28,158,530
Chimera Investment Corp., Series D, 9.30%(1)	1,181,364	28,825,282
CION Investment Corp., 7.50%(1)	1,341,355	33,815,560
Citigroup, Inc., Series II, 6.25%*(1)	402,689	10,208,166
Citizens Financial Group, Inc., Series I, 6.50%	5,308	133,815
Compass Diversified Holdings, Series A, 7.25%(1)	1,188,314	24,241,606
Compass Diversified Holdings, Series B, 7.88%(1)	1,350,528	29,617,079
Compass Diversified Holdings, Series C, 7.88%(1)	1,163,054	25,145,227
Corebridge Financial, Inc., 6.38%(1)	1,199,914	28,737,940
DigitalBridge Group, Inc., Series H, 7.13%(1)	955,905	16,613,629
DigitalBridge Group, Inc., Series I, 7.15%(1)	1,112,149	19,162,327
DigitalBridge Group, Inc., Series J, 7.13%(1)	182,648	3,183,555
Dime Community Bancshares, Inc., 5.50%(1)	4,903	95,805
Eagle Point Institutional Income Fund, Series A, 8.13%	21,857	552,106
Ellington Financial, Inc., Series B, 6.25%	54,025	1,321,992
Enterprise Financial Services Corp., Series A, 5.00%(1)	470,978	9,480,787
F&G Annuities & Life, Inc., 7.30%(1)	486,764	10,460,558
Federal Agricultural Mortgage Corp., Series H, 6.50%(1)	797,021	19,224,147
First Busey Corp., Series B, 8.25%(1)	146,190	3,780,473
First Citizens BancShares, Inc., Series E, 6.63%*(1)	2,207,650	55,610,703
First Horizon Corp., Series H, 6.75%*	884,956	22,168,148
Flagstar Bank NA, 6.00%(1)	757,748	30,696,371
Flagstar Bank NA, Series A, 6.38%(1)	2,520,078	57,961,794
Franklin BSP Realty Trust, Inc., Series E, 7.50%(1)	324,225	6,426,139
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	908,542	21,441,591
Kemper Corp., 5.88%(1)	203,874	4,858,317
KKR & Co., Inc., Series D, 6.25%(1)	1,189,123	52,773,279
KKR Group Finance Co. IX LLC, 4.63%	22,287	378,433
Live Oak Bancshares, Inc., Series A, 8.38%(1)	575,910	14,582,041
M&T Bank Corp., Series K, 6.35%(1)	406,785	10,198,100
Medallion Bank/Salt Lake City UT, Series G, 9.00%(1)	439,510	11,365,729
Merchants Bancorp, 7.63%(1)	1,900,980	45,775,598

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Merchants Bancorp, Series C, 6.00%(1)	431,096	$8,746,938
MFA Financial, Inc., Series B, 7.50%(1)	778,078	16,246,269
MFA Financial, Inc., Series C, 9.27%(1)	1,542,724	36,793,967
Midland States Bancorp, Inc., 7.75%	22,784	578,486
Navient Corp., 6.00%(1)	533,854	9,849,606
NewtekOne, Inc., 8.63%(1)	670,942	16,874,191
NewtekOne, Inc., Series B, 8.50%(1)	412,955	10,041,001
Oxford Lane Capital Corp., Series 2029, 6.00%	10,823	259,211
Oxford Lane Capital Corp., Series 2032, 7.95%	120,003	3,042,076
Oxford Square Capital Corp., 7.75%(1)	346,100	8,652,500
Pearl Diver Credit Co., Inc., Series A, 8.00%	39,946	1,008,237
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	418,315	9,968,446
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	1,313,747	31,188,354
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	232,682	4,265,061
Prospect Capital Corp., Series A, 5.35%(1)	1,377,975	24,438,387
Ready Capital Corp., 9.00%(1)	621,553	13,680,382
Ready Capital Corp., Series E, 6.50%	24,563	308,266
Redwood Trust, Inc., 9.00%(1)	696,007	17,608,977
Redwood Trust, Inc., 9.13%(1)	424,768	10,687,163
Redwood Trust, Inc., 9.50%(1)	517,703	12,994,345
Redwood Trust, Inc., 10.00%	43,935	1,092,224
Rithm Capital Corp., Series C, 8.89%(1)	384,928	9,646,296
Rithm Capital Corp., Series D, 7.00%(1)	42,140	1,059,821
Rithm Capital Corp., Series E, 8.75%(1)	398,699	9,967,475
Rithm Capital Corp., Series F, 8.75%*(1)	736,132	18,579,972
Rithm Property Trust, Inc., 9.88%(1)	255,884	6,509,689
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	154,239	3,527,446
SLM Corp., Series B, 5.64%(1)	408,054	30,563,245
Sound Point Meridian Capital, Inc., 8.00%(1)	283,277	7,110,253
Synchrony Financial, Series A, 5.63%(1)	476,887	9,771,415
TPG Mortgage Investment Trust, Inc., 9.50%(1)	226,001	5,794,666
TPG Mortgage Investment Trust, Inc., Series A, 8.25%	3,091	70,598
TPG Mortgage Investment Trust, Inc., Series B, 8.00%(1)	596,723	13,426,267
TPG Mortgage Investment Trust, Inc., Series C, 10.40%(1)	570,900	14,380,971
TPG RE Finance Trust, Inc., Series C, 6.25%(1)	46,917	864,680
Trinity Capital, Inc., 7.88%(1)	326,621	8,268,355
Two Harbors Investment Corp., Series A, 8.13%(1)	119,484	2,951,255
Two Harbors Investment Corp., Series B, 7.63%(1)	1,376,395	34,065,776
Two Harbors Investment Corp., Series C, 8.94%(1)	1,839,684	45,789,735
Valley National Bancorp, Series A, 7.78%(1)	1,279,062	32,360,269
Valley National Bancorp, Series B, 7.54%(1)	143,898	3,597,450
Valley National Bancorp, Series C, 8.25%(1)	124,464	3,243,532
WesBanco, Inc., Series B, 7.38%	1,759	45,241
Western Alliance Bancorp, Series A, 4.25%(1)	876,251	20,793,436
Total Financials		1,554,203,927

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Health Care - 0.2%
BrightSpring Health Services, Inc., 6.75%	31,362	$4,956,451

Industrials - 8.7%
Alta Equipment Group, Inc., Series A, 10.00%	1,679	42,202
Babcock & Wilcox Enterprises, Inc., 6.50%(1)	219,239	5,496,322
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	2,109,031	45,386,347
Boeing Co., 6.00%	475,658	34,342,508
FTAI Aviation Ltd., Series C, 8.25%	20,459	518,226
Pitney Bowes, Inc., 6.70%	66,736	1,402,123
Triton International Ltd., 6.88% (Bermuda)(1)	760,071	17,823,665
Triton International Ltd., 7.38% (Bermuda)(1)	1,451,269	36,630,029
Triton International Ltd., 7.63% (Bermuda)(1)	1,513,431	37,381,746
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	885,184	17,128,310
Triton International Ltd., Series G, 7.50% (Bermuda)(1)	319,486	7,833,797
Total Industrials		203,985,275

Information Technology - 6.4%
Hewlett Packard Enterprise Co., 7.63%(1)	85,033	6,515,228
Oracle Corp., Series D, 6.50%	740,628	36,046,365
Strategy, Inc., 8.00%*	169,752	13,281,397
Strategy, Inc., 10.00%*	124,437	12,561,915
Strategy, Inc., Series A, 10.00%*(1)	540,054	41,503,150
Strategy, Inc., Series A, 11.50%*(1)	402,880	40,187,280
Total Information Technology		150,095,335

Materials - 2.8%
Albemarle Corp., 7.25%(1)	624,596	48,681,012
Ramaco Resources, Inc., 8.25%(1)	391,177	9,802,896
Ramaco Resources, Inc., 8.38%(1)	273,293	6,862,387
Total Materials		65,346,295

Real Estate - 21.4%
Alpine Income Property Trust, Inc., Series A, 8.00%(1)	245,920	6,221,776
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	633,397	9,564,295
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	219,157	3,616,090
Chiron Real Estate, Inc., Series B, 8.00%(1)	231,599	5,720,495
CTO Realty Growth, Inc., Series A, 6.38%(1)	416,840	8,720,293
Diversified Healthcare Trust, 5.63%(1)	2,548,500	45,490,725
Diversified Healthcare Trust, 6.25%(1)	2,273,451	42,877,286
EPR Properties, Series E, 9.00%(1)	104,492	3,360,463
EPR Properties, Series G, 5.75%(1)	809,217	15,998,220
Global Net Lease, Inc., Series A, 7.25%(1)	1,132,862	25,602,681
Global Net Lease, Inc., Series B, 6.88%(1)	905,969	19,659,527
Global Net Lease, Inc., Series D, 7.50%(1)	2,056,873	47,760,591
Global Net Lease, Inc., Series E, 7.38%(1)	617,518	14,128,812

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	1,475,758	$20,941,006
Innovative Industrial Properties, Inc., Series A, 9.00%	25,020	563,200
LXP Industrial Trust, Series C, 6.50%(1)	61,505	2,802,168
National Healthcare Properties, Inc., Series B, 7.13%(1)	460,009	9,460,085
Office Properties Income Trust, 6.38%(1)(2)	643,354	199,440
Pebblebrook Hotel Trust, Series E, 6.38%(1)	175,369	3,487,213
Pebblebrook Hotel Trust, Series F, 6.30%(1)	887,465	17,642,804
Pebblebrook Hotel Trust, Series G, 6.38%(1)	355,775	7,111,942
Pebblebrook Hotel Trust, Series H, 5.70%(1)	242,895	4,347,820
Regency Centers Corp., Series B, 5.88%(1)	240,185	5,389,751
RLJ Lodging Trust, Series A, 1.95%(1)	1,936,745	48,689,769
Saul Centers, Inc., Series E, 6.00%(1)	1,145,728	25,480,991
SL Green Realty Corp., Series I, 6.50%(1)	377,572	8,083,817
Summit Hotel Properties, Inc., Series E, 6.25%(1)	769,676	14,154,342
Summit Hotel Properties, Inc., Series F, 5.88%(1)	249,610	4,435,570
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	12,754	264,773
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	188,567	3,798,343
Vornado Realty Trust, Series L, 5.40%(1)	839,025	14,766,840
Vornado Realty Trust, Series M, 5.25%(1)	1,533,209	26,371,195
Vornado Realty Trust, Series N, 5.25%(1)	1,219,139	20,810,703
Vornado Realty Trust, Series O, 4.45%(1)	1,040,010	15,548,149
Total Real Estate		503,071,175

Utilities - 6.6%
Brookfield BRP Holdings Canada, Inc., 7.25% (Canada)(1)	318,908	7,937,620
Brookfield Infrastructure Finance ULC, 7.25% (Canada)	73,972	1,834,506
DTE Energy Co., Series H, 6.25%(1)	1,328,199	32,886,207
NextEra Energy Capital Holdings, Inc., Series U, 6.50%	2,231	57,114
NextEra Energy Capital Holdings, Inc., Series Z, 6.50%*	802,208	20,207,619
NextEra Energy, Inc., 7.38%*	96,724	5,079,944
PG&E Corp., Series A, 6.00%	844	35,499
SCE Trust VI, 5.00%(1)	715,867	12,856,971
SCE Trust VII, Series M, 7.50%	762	19,225
SCE Trust VIII, Series N, 6.95%(1)	337,919	8,086,402
Spire, Inc., 6.38%*(1)	881,474	21,895,814
Xcel Energy, Inc., 6.25%(1)	1,783,183	43,545,329
Total Utilities		154,442,250

Total Preferred Stocks
(Cost $2,853,016,095)		2,897,363,467

Security Description	Principal	Value

CORPORATE BOND – 0.8%

Industrials – 0.8%
Babcock & Wilcox Enterprises, Inc., 8.75%, 06/30/30(3) (Cost $17,605,000)	$17,605,000	$17,612,793

	Shares
COMMON STOCKS - 0.7%

Industrials - 0.7%
Chart Industries, Inc.*(1)	76,390	15,881,481

Utilities - 0.0%(4)
Algonquin Power & Utilities Corp. (Canada)	30,562	191,929
NextEra Energy, Inc.	40	3,915
Total Utilities		195,844

Total Common Stocks
(Cost $14,430,412)		16,077,325

MONEY MARKET FUNDS - 0.7%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(5)	8,274,646	8,274,646
RBC BlueBay Government Money Market Fund - Institutional Shares, 3.59%(5)	8,274,646	8,274,646
(Cost $16,549,292)		16,549,292

TOTAL INVESTMENTS - 125.6%
(Cost $2,901,600,799)		2,947,602,877
Liabilities in Excess of Other Assets - (25.6)%		(600,553,193)
Net Assets - 100.0%		$2,347,049,684

*Non-income producing security.

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2026 was $2,126,303,273, or 90.6% of net assets.

(2)Security in default, no interest payments are being received.

(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2026, the aggregate value of these securities was $17,612,793, or 0.8% of net assets.

(4)Amount rounds to less than 0.05%.

(5)The rate shown reflects the seven-day yield as of April 30, 2026.

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio Composition
Asset Allocation as of 04/30/2026 (based on net assets)

Financials	66.2%†
Real Estate	21.4%
Industrials	8.7%
Communication Services	6.7%
Utilities	6.6%
Information Technology	6.4%
Energy	4.0%
Materials	2.8%
Consumer Discretionary	0.4%
Health Care	0.2%
Corporate Bond	0.8%
Industrials	0.7%
Utilities	0.0%
Money Market Funds	0.7%
Liabilities in Excess of Other Assets	(25.6)%
Total	100.0%

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$2,897,363,467	$—	$—	$2,897,363,467
Corporate Bond	—	17,612,793	—	17,612,793
Common Stocks	16,077,325	—	—	16,077,325
Money Market Funds	16,549,292	—	—	16,549,292
Total	$2,929,990,084	$17,612,793	$—	$2,947,602,877

Schedule of Investments — Virtus Biotech Clinical Trials ETF

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 99.9%

Health Care - 99.9%
4D Molecular Therapeutics, Inc.*(1)	25,461	$225,839
AbCellera Biologics, Inc. (Canada)*(1)	76,245	316,417
Allogene Therapeutics, Inc.*	182,788	389,338
Altimmune, Inc.*	52,374	136,172
Alumis, Inc.*	24,020	593,054
Amylyx Pharmaceuticals, Inc.*	21,068	337,088
AnaptysBio, Inc.*	6,139	403,516
Annexon, Inc.*	55,535	325,990
Apogee Therapeutics, Inc.*	3,580	296,746
Arbutus Biopharma Corp.*	58,600	246,120
Arcus Biosciences, Inc.*	12,819	326,885
ArriVent Biopharma, Inc.*	11,300	351,317
Arvinas, Inc.*	21,940	217,206
Assembly Biosciences, Inc.*(1)	7,645	206,033
AtaiBeckley, Inc. (Germany)*	64,337	267,642
Beam Therapeutics, Inc.*(1)	10,087	305,939
Belite Bio, Inc.*(1)(2)	1,952	310,680
Bicara Therapeutics, Inc.*	14,934	322,276
Bicycle Therapeutics PLC (United Kingdom)*(2)	37,047	174,862
Biohaven Ltd.*	23,938	229,565
Capricor Therapeutics, Inc.*	10,606	356,149
Celcuity, Inc.*	2,621	318,058
Celldex Therapeutics, Inc.*	10,032	329,852
Centessa Pharmaceuticals PLC*(2)	10,411	410,402
CG oncology, Inc.*	6,741	449,894
Cogent Biosciences, Inc.*	6,554	234,568
Compass Pathways PLC (United Kingdom)*(2)	40,950	371,007
Compass Therapeutics, Inc.*(1)	53,489	94,676
Corvus Pharmaceuticals, Inc.*	32,976	500,905
Cullinan Therapeutics, Inc.*	23,153	302,147
Cytokinetics, Inc.*	4,355	278,589
CytomX Therapeutics, Inc.*	65,872	277,980
Definium Therapeutics, Inc.*	21,993	481,207
Denali Therapeutics, Inc.*(1)	15,351	287,371
Dianthus Therapeutics, Inc.*(1)	6,551	575,178
Disc Medicine, Inc.*	3,004	198,114
Dyne Therapeutics, Inc.*	14,322	251,351
Edgewise Therapeutics, Inc.*	11,685	361,768
enGene Therapeutics, Inc. (Canada)*	32,625	237,184
Enliven Therapeutics, Inc.*(1)	16,370	674,935
Erasca, Inc.*	76,668	816,514
EyePoint, Inc.*	17,260	227,832
First Tracks Biotherapeutics, Inc.*	6,139	142,855
Fulcrum Therapeutics, Inc.*(1)	21,230	151,370
GH Research PLC (Ireland)*	21,175	434,723
Gossamer Bio, Inc.*	76,668	28,198
Ideaya Biosciences, Inc.*(1)	8,112	236,059
Immatics NV (Germany)*	27,490	302,115
Immunome, Inc.*	14,102	323,500
Immunovant, Inc.*	10,446	283,557
Inhibrx Biosciences, Inc.*	3,467	447,971

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Intellia Therapeutics, Inc.*(1)	30,599	$412,475
Invivyd, Inc.*	118,970	166,558
Ironwood Pharmaceuticals, Inc.*	77,097	318,025
Jade Biosciences, Inc.*(1)	18,425	449,570
Janux Therapeutics, Inc.*	18,038	259,206
Keros Therapeutics, Inc.*	12,830	142,670
Kodiak Sciences, Inc.*	11,591	503,977
Kymera Therapeutics, Inc.*	3,077	249,452
Lexeo Therapeutics, Inc.*	28,249	160,878
Liquidia Corp.*	8,268	324,188
Maze Therapeutics, Inc.*	7,102	188,771
MBX Biosciences, Inc.*	9,242	279,293
MeiraGTx Holdings PLC*	30,942	285,285
Mereo Biopharma Group PLC (United Kingdom)*(2)	127,193	34,139
Mineralys Therapeutics, Inc.*	7,478	199,289
Monopar Therapeutics, Inc.*(1)	3,699	192,903
Monte Rosa Therapeutics, Inc.*	16,922	324,056
MoonLake Immunotherapeutics*	18,661	305,667
Nektar Therapeutics*	5,045	429,027
Neurogene, Inc.*	13,193	344,205
Newamsterdam Pharma Co. NV (Netherlands)*	7,408	211,572
Nurix Therapeutics, Inc.*	14,473	241,699
Nuvalent, Inc. Class A*(1)	2,633	264,037
Olema Pharmaceuticals, Inc.*	8,351	120,338
Omeros Corp.*(1)	27,192	397,003
ORIC Pharmaceuticals, Inc.*	29,424	290,709
Oruka Therapeutics, Inc.*(1)	9,143	625,473
Palvella Therapeutics, Inc.*	2,798	359,039
Pharvaris NV (Netherlands)*	11,424	354,258
Praxis Precision Medicines, Inc.*	1,026	327,120
Precigen, Inc.*(1)	74,799	311,164
Prime Medicine, Inc.*(1)	67,319	238,646
ProKidney Corp.*(1)	124,892	237,295
Protagonist Therapeutics, Inc.*	2,894	286,419
Prothena Corp. PLC (Ireland)*	26,642	294,661
Rapport Therapeutics, Inc.*(1)	9,118	302,079
Recursion Pharmaceuticals, Inc. Class A*(1)	63,742	220,547
REGENXBIO, Inc.*	19,900	178,503
Relay Therapeutics, Inc.*	34,371	445,448
Replimune Group, Inc.*	27,112	69,678
Revolution Medicines, Inc.*	3,496	503,844
Rezolute, Inc.*	153,338	490,682
Rigel Pharmaceuticals, Inc.*	6,766	195,537
Rocket Pharmaceuticals, Inc.*	81,418	283,335
Sana Biotechnology, Inc.*(1)	53,698	176,666
Savara, Inc.*	39,885	208,997
Scholar Rock Holding Corp.*(1)	5,888	274,440
Septerna, Inc.*	10,849	257,772
Sionna Therapeutics, Inc.*	6,453	249,731
Soleno Therapeutics, Inc.*	5,306	280,263

Schedule of Investments — Virtus Biotech Clinical Trials ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Spyre Therapeutics, Inc.*(1)	8,208	$611,086
Stoke Therapeutics, Inc.*	8,521	278,807
Structure Therapeutics, Inc.*(2)	4,115	170,567
Summit Therapeutics, Inc.*(1)	15,708	337,094
Tango Therapeutics, Inc.*	29,518	638,179
Taysha Gene Therapies, Inc.*	47,669	304,605
Tectonic Therapeutic, Inc.*(1)	13,966	390,629
Terns Pharmaceuticals, Inc.*	6,132	324,567
Tyra Biosciences, Inc.*	12,196	423,811
uniQure NV (Netherlands)*	14,147	282,233
Upstream Bio, Inc.*	10,169	93,351
Vaxcyte, Inc.*	6,201	354,945
Vera Therapeutics, Inc.*	5,541	197,315
Verastem, Inc.*	28,720	156,811
Viking Therapeutics, Inc.*	7,443	232,073
Vir Biotechnology, Inc.*	41,256	421,430
Viridian Therapeutics, Inc.*(1)	8,542	115,146
WaVe Life Sciences Ltd.*	16,665	117,655
Xencor, Inc.*	16,707	199,314
Xenon Pharmaceuticals, Inc. (Canada)*	6,264	351,035
Xeris Biopharma Holdings, Inc.*	38,494	235,776
Zenas Biopharma, Inc.*	6,799	131,357
Zymeworks, Inc.*	10,832	298,313
Total Health Care		37,301,402

Total Common Stocks
(Cost $31,849,097)		37,301,402

Security Description	Shares	Value

SECURITIES LENDING COLLATERAL - 2.3%

Money Market Fund - 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(3)(4)
(Cost $852,188)	852,188	$852,188

TOTAL INVESTMENTS - 102.2%
(Cost $32,701,285)		38,153,590
Liabilities in Excess of Other Assets - (2.2)%		(819,074)
Net Assets - 100.0%		$37,334,516

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,826,247; total market value of collateral held by the Fund was $5,864,031. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $5,011,843.

(2)American Depositary Receipts.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2026.

Portfolio Composition
Asset Allocation as of 04/30/2026 (based on net assets)

Health Care	99.9%
Money Market Fund	2.3%
Liabilities in Excess of Other Assets	(2.2)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$37,301,402	$—	$—	$37,301,402
Money Market Fund	852,188	—	—	852,188
Total	$38,153,590	$—	$—	$38,153,590

Schedule of Investments — Virtus Biotech ETF

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 99.5%

Health Care - 99.5%
ACADIA Pharmaceuticals, Inc.*	34,855	$782,495
ADMA Biologics, Inc.*	47,844	490,401
Agios Pharmaceuticals, Inc.*	34,703	971,684
Alnylam Pharmaceuticals, Inc.*	2,379	736,277
Amgen, Inc.	2,977	1,030,786
Apellis Pharmaceuticals, Inc.*	37,509	1,535,994
Arcutis Biotherapeutics, Inc.*	32,610	757,204
Ardelyx, Inc.*(1)	152,393	964,648
Arrowhead Pharmaceuticals, Inc.*	13,501	992,053
Ascendis Pharma A/S (Denmark)*	4,293	984,728
Aurinia Pharmaceuticals, Inc. (Canada)*	59,707	918,592
Axsome Therapeutics, Inc.*	6,386	1,326,691
BeOne Medicines Ltd.*(2)	2,965	875,476
BioCryst Pharmaceuticals, Inc.*	125,015	1,145,137
Biogen, Inc.*	5,434	1,028,548
BioMarin Pharmaceutical, Inc.*	17,750	956,902
BioNTech SE (Germany)*(2)	9,981	1,032,534
Bridgebio Pharma, Inc.*(1)	12,592	895,417
Crinetics Pharmaceuticals, Inc.*	18,743	726,854
CRISPR Therapeutics AG (Switzerland)*(1)	16,695	873,816
Esperion Therapeutics, Inc.*	245,810	491,620
Exelixis, Inc.*	23,148	1,029,160
Geron Corp.*	695,861	1,071,626
Gilead Sciences, Inc.	7,859	1,028,272
Halozyme Therapeutics, Inc.*	15,211	968,332
Harmony Biosciences Holdings, Inc.*	23,360	730,234
ImmunityBio, Inc.*(1)	401,005	2,847,135
Immunocore Holdings PLC (United Kingdom)*(1)(2)	25,714	717,678
Incyte Corp.*	9,918	944,888
Insmed, Inc.*	4,801	654,520
Ionis Pharmaceuticals, Inc.*	11,708	875,290
Iovance Biotherapeutics, Inc.*	430,167	1,445,361
KalVista Pharmaceuticals, Inc.*	55,964	1,492,000
Kiniksa Pharmaceuticals International PLC*	22,754	1,223,710
Krystal Biotech, Inc.*	3,866	1,013,897
Kura Oncology, Inc.*	92,599	817,649
Legend Biotech Corp.*(1)(2)	42,398	997,201
LENZ Therapeutics, Inc.*(1)	52,170	468,487
Ligand Pharmaceuticals, Inc.*	4,992	1,145,414
Madrigal Pharmaceuticals, Inc.*(1)	1,655	856,280
Mirum Pharmaceuticals, Inc.*	14,558	1,416,639
Moderna, Inc.*	32,122	1,475,685
Neurocrine Biosciences, Inc.*	6,192	815,301
Novavax, Inc.*(1)	144,044	1,141,549
Nuvation Bio, Inc.*	112,261	499,561
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
Phathom Pharmaceuticals, Inc.*(1)	64,997	727,966
PTC Therapeutics, Inc.*	12,510	813,901
Regeneron Pharmaceuticals, Inc.	1,276	902,209

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Rhythm Pharmaceuticals, Inc.*	8,333	$677,973
Roivant Sciences Ltd.*	42,821	1,221,683
Sarepta Therapeutics, Inc.*(1)	43,955	917,780
Syndax Pharmaceuticals, Inc.*	46,457	995,574
Tarsus Pharmaceuticals, Inc.*	11,632	739,912
TG Therapeutics, Inc.*(1)	30,187	1,019,717
Theravance Biopharma, Inc.*(1)	52,082	871,853
Travere Therapeutics, Inc.*	27,170	1,144,400
Ultragenyx Pharmaceutical, Inc.*	26,120	644,903
United Therapeutics Corp.*	1,914	1,093,564
Vertex Pharmaceuticals, Inc.*	2,093	894,506
Zai Lab Ltd. (China)*(1)(2)	53,256	1,152,460
Total Health Care		59,012,127

Total Common Stocks
(Cost $49,121,579)		59,012,127

SECURITIES LENDING COLLATERAL - 3.2%

Money Market Fund - 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(4)(5)
(Cost $1,868,134)	1,868,134	1,868,134

TOTAL INVESTMENTS - 102.7%
(Cost $50,989,713)		60,880,261
Liabilities in Excess of Other Assets - (2.7)%		(1,592,494)
Net Assets - 100.0%		$59,287,767

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $11,104,391; total market value of collateral held by the Fund was $11,261,124. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $9,392,990.

(2)American Depositary Receipts.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of April 30, 2026.

Portfolio Composition
Asset Allocation as of 04/30/2026 (based on net assets)

Health Care	99.5%
Money Market Fund	3.2%
Liabilities in Excess of Other Assets	(2.7)%
Total	100.0%

Schedule of Investments — Virtus Biotech ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Common Stocks	$59,012,127	$—	$ —	(1)	$59,012,127
Money Market Fund	1,868,134	—	—		1,868,134
Total	$60,880,261	$—	$—		$60,880,261

(1)Includes internally fair valued securities currently priced at zero ($0).

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2026.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS – 28.4%

Communication Services – 1.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$710,000	$673,396
Cipher Compute LLC, 7.13%, 11/15/30(1)	335,000	347,649
CMG Media Corp., 8.88%, 06/18/29(1)	710,000	633,298
CSC Holdings LLC, 11.75%, 01/31/29(1)	600,000	430,027
CSC Holdings LLC, 4.13%, 12/01/30(1)	250,000	149,028
Directv Financing LLC, 8.88%, 02/01/30(1)	395,000	401,863
Directv Financing LLC, 8.88%, 02/01/30(1)	45,000	45,888
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	56,000	56,077
DISH Network Corp., 11.75%, 11/15/27(1)	325,000	335,723
Gray Media, Inc., 9.63%, 07/15/32(1)	400,000	406,952
Gray Television, Inc., 5.38%, 11/15/31(1)	600,000	469,173
Live Nation Entertainment, Inc., 2.88%, 01/15/30	35,000	39,060
Meridian Arc Holdco LLC, 6.25%, 04/30/31(1)	140,000	140,033
Meta Platforms, Inc., 5.75%, 11/15/65	995,000	906,025
OAK-Eagle Acquireco, Inc., 8.75%, 07/01/34(1)	320,000	333,196
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	24,700
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	470,000	487,021
Snap, Inc., 6.88%, 03/01/33(1)	305,000	297,126
Snap, Inc., 6.88%, 03/15/34(1)	170,000	164,684
Sphere Entertainment Co., 3.50%, 12/01/28	16,000	64,904
Sprint Capital Corp., 8.75%, 03/15/32	380,000	452,280
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(1)	345,000	338,721
T-Mobile USA, Inc., 5.05%, 07/15/33	96,000	96,472
Univision Communications, Inc., 8.88%, 04/15/33(1)	580,000	583,593
Ziff Davis, Inc., 3.63%, 03/01/28(1)	31,000	30,682
Total Communication Services		7,907,571

Consumer Discretionary – 2.0%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	50,000	51,288
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	445,000	424,006
Churchill Downs, Inc., 6.75%, 05/01/31(1)	660,000	675,884
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/30(1)	15,000	15,504
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/32(1)	100,000	102,352
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	970,000	689,133
Ford Motor Co., 3.25%, 02/12/32	105,000	92,165
Ford Motor Co., 4.75%, 01/15/43	80,000	61,836
Ford Motor Credit Co. LLC, 6.05%, 11/05/31	120,000	121,774
Ford Motor Credit Co. LLC, 6.50%, 02/07/35	370,000	377,221
GameStop Corp., 06/15/32(1)(3)	29,000	31,465
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/29(1)	420,000	406,711
Installed Building Products, Inc., 5.63%, 02/01/34(1)	10,000	9,975

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
LCI Industries, 3.00%, 03/01/30	$54,000	$64,193
Meritage Homes Corp., 3.88%, 04/15/29(1)	561,000	546,773
NCL Corp. Ltd., 0.88%, 04/15/30	36,000	37,935
Newell Brands, Inc., 6.38%, 09/15/27	260,000	262,604
Newell Brands, Inc., 6.63%, 09/15/29	476,000	475,997
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(1)	425,000	422,859
Pultegroup, Inc., 4.90%, 03/01/36	770,000	747,909
Risewell Homes, Inc., 9.25%, 10/01/29(1)	375,000	389,569
Risewell Homes, Inc., 8.50%, 11/01/30(1)	40,000	40,919
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(1)	75,000	76,331
Rivian Automotive, Inc., 4.63%, 03/15/29	38,000	43,534
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)(4)(5)	92,500	694
Stellantis Finance US, Inc., 6.45%, 03/18/35(1)	815,000	814,259
Stride, Inc., 1.13%, 09/01/27	21,000	39,669
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	25,000	25,291
Under Armour, Inc., 7.25%, 07/15/30(1)	235,000	239,983
Wayfair LLC, 7.25%, 10/31/29(1)	5,000	5,127
Wayfair LLC, 6.75%, 11/15/32(1)	145,000	146,692
Wayfair, Inc., 3.50%, 11/15/28	15,000	23,166
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	645,000	631,637
Winnebago Industries, Inc., 3.25%, 01/15/30	19,000	17,718
WULF Compute LLC, 7.75%, 10/15/30(1)	275,000	289,193
Total Consumer Discretionary		8,401,366

Consumer Staples – 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	790,000	773,784
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/34(1)	50,000	48,738
Chobani LLC / Chobani Finance Corp., Inc., 6.38%, 04/15/34(1)	330,000	336,914
Herbalife Ltd., 4.25%, 06/15/28	37,000	47,349
Pilgrim’s Pride Corp., 6.25%, 07/01/33	297,000	311,792
Post Holdings, Inc., 6.38%, 03/01/33(1)	575,000	575,147
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	455,000	455,870
Total Consumer Staples		2,549,594

Energy – 3.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	515,000	538,794
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	180,000	180,073
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 07/01/34(1)	40,000	39,920
Antero Resources Corp., 5.38%, 03/01/30(1)	200,000	201,317
APA Corp., 6.75%, 02/15/55	1,010,000	1,032,962

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Ascent Resources Utica Holdings LLC / Aru Finance Corp., 6.63%, 07/15/33(1)	$480,000	$493,403
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(6)	495,000	491,068
Bristow Group, Inc., 6.75%, 02/01/33(1)	145,000	147,633
Buckeye Partners LP, 6.75%, 02/01/30(1)	150,000	155,248
Caturus Energy LLC, 8.50%, 02/15/30(1)	480,000	502,106
Centrus Energy Corp., 08/15/32(1)(3)	8,000	9,560
Columbia Pipelines Operating Co. LLC, 5.44%, 02/15/35(1)	415,000	421,676
DBR Land Holdings LLC, 6.25%, 12/01/30(1)	195,000	199,739
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	102,820
DT Midstream, Inc., 4.38%, 06/15/31(1)	455,000	439,943
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(6)	555,000	557,322
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	430,000	394,158
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	545,000	571,248
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 03/15/34	85,000	85,649
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	285,000	292,741
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	385,000	404,564
HF Sinclair Corp., 6.25%, 01/15/35	800,000	830,137
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	124,987
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/35(1)	395,000	403,092
Kodiak Gas Services LLC, 5.88%, 04/01/31(1)	240,000	241,848
Kodiak Gas Services LLC, 6.75%, 10/01/35(1)	185,000	192,266
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(1)	845,000	874,773
Mesquite Energy, Inc., Escrow, 0.00%, perpetual(1)(5)(6)	12,000	61
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	20,000	20,741
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	415,000	435,750
Occidental Petroleum Corp., 5.55%, 10/01/34	355,000	361,406
Occidental Petroleum Corp., 6.20%, 03/15/40	370,000	382,599
Prairie Acquiror LP, 9.00%, 08/01/29(1)	315,000	329,117
SM Energy Co., 8.75%, 07/01/31(1)	160,000	167,909
SM Energy Co., 6.63%, 04/15/34(1)	85,000	86,212
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31	36,000	55,170
Sunoco LP, 5.63%, 03/15/31(1)	240,000	240,985
Sunoco LP, 5.38%, 07/15/31(1)	30,000	29,877
Sunoco LP, 5.88%, 03/15/34(1)	155,000	154,523
Sunoco LP, 5.63%, 07/15/34(1)	50,000	49,355
Tidewater, Inc., 9.13%, 07/15/30(1)	260,000	280,056
Transocean International Ltd., 8.75%, 02/15/30(1)	52,500	55,013
Transocean International Ltd., 7.88%, 10/15/32(1)	125,000	134,000
Transocean, Inc., 8.25%, 05/15/29(1)	30,000	31,165

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Transocean, Inc., 8.50%, 05/15/31(1)	$385,000	$407,341
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	117,168
Venture Global LNG, Inc., 9.00%, (US 5 Year CMT T- Note + 5.44%), perpetual(1)(2)(6)	215,000	212,791
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	270,000	289,796
VoltaGrid LLC, 7.38%, 11/01/30(1)	320,000	332,284
Western Midstream Operating LP, 5.25%, 02/01/50	935,000	792,843
Williams Cos., Inc. (The), 5.15%, 03/15/34	425,000	425,598
Total Energy		15,320,807

Financials – 8.3%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	135,000	135,579
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/29(1)	530,000	500,488
Affirm Holdings, Inc., 0.75%, 12/15/29	27,000	28,552
Ally Financial, Inc., 8.00%, 11/01/31	985,000	1,100,594
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	1,365,000	1,395,793
American National Group, Inc., 7.00%, (US 5 Year CMT T- Note + 3.18%), 12/01/55(2)	110,000	107,603
Apollo Debt Solutions BDC, 6.90%, 04/13/29	305,000	315,000
Apollo Debt Solutions BDC, 5.88%, 08/30/30	370,000	366,850
Apollo Global Management, Inc., 6.00%, (US 5 Year CMT T- Note + 2.17%), 12/15/54(2)	895,000	875,911
Atlas Warehouse Lending Co. LP, 5.25%, 01/15/33(1)	890,000	870,709
Azorra Finance Ltd., 7.25%, 01/15/31(1)	280,000	287,013
Azorra Finance Ltd., 6.25%, 02/15/34(1)	145,000	139,381
Bank of America Corp., 2.97%, (SOFR + 1.33%), 02/04/33(2)	110,000	99,699
Bank of America Corp., 5.52%, (SOFR + 1.74%), 10/25/35(2)	1,215,000	1,224,572
Blackstone Private Credit Fund, 5.95%, 07/16/29	445,000	445,459
Blackstone Private Credit Fund, 5.25%, 04/01/30	370,000	358,221
Block, Inc., 6.50%, 05/15/32	475,000	484,307
Block, Inc., 6.00%, 08/15/33(1)	90,000	89,899
Blue Owl Credit Income Corp., 6.65%, 03/15/31	480,000	478,289
Blue Owl Finance LLC, 3.13%, 06/10/31	510,000	444,132
Blue Owl Finance LLC, 6.25%, 04/18/34	270,000	265,912
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	540,000	532,108
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	345,000	297,448
Capital One Financial Corp., 6.38%, (SOFR + 2.86%), 06/08/34(2)	360,000	380,719
Charles Schwab Corp. (The), Series I, 4.00%, (US 5 Year CMT T- Note + 3.17%), perpetual(2)(6)	340,000	339,659
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(6)	497,000	463,538
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	180,000	192,193
Citadel Finance LLC, 4.75%, 02/14/29(1)	540,000	531,939

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Citadel Finance LLC, 5.15%, 02/14/31(1)	$65,000	$63,503
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	145,000	142,573
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	130,000	139,004
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	357,000	372,045
Coinbase Global, Inc., 0.25%, 04/01/30	33,000	32,150
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	315,000	319,921
Corebridge Financial, Inc., 6.38%, (US 5 Year CMT T- Note + 2.65%), 09/15/54(2)	634,000	630,745
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 5.95%, 09/17/30(1)	590,000	559,829
Encore Capital Group, Inc., 4.00%, 03/15/29	33,000	46,810
EZCORP, Inc., 3.75%, 12/15/29(1)	41,000	122,733
F&G Annuities & Life, Inc., 6.50%, 06/04/29	570,000	576,975
Focus Financial Partners LLC, 6.75%, 09/15/31(1)	560,000	570,077
Global Atlantic Fin Co., 6.75%, 03/15/54(1)	365,000	345,121
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	180,000	197,559
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	185,000	185,977
Global Payments, Inc., 5.55%, 11/15/35	815,000	786,524
Goldman Sachs Group, Inc. (The), 5.33%, (SOFR + 1.55%), 07/23/35(2)	430,000	431,753
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	130,000	138,660
Goldman Sachs Group, Inc. (The), 5.07%, (SOFR + 1.19%), 01/21/37(2)	337,000	329,588
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	808,000	827,853
Huntington Bancshares, Inc./Oh, 5.71%, (SOFR + 1.87%), 02/02/35(2)	240,000	245,694
Huntington Bancshares, Inc./Oh, 6.14%, (US 5 Year CMT T- Note + 1.70%), 11/18/39(2)	405,000	412,868
Ion Platform Finance US, Inc. / Ion Platform Finance Sarl, 9.50%, 05/30/29(1)	230,000	215,261
J.P. Morgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	230,000	238,722
J.P. Morgan Chase & Co., 5.35%, (SOFR + 1.85%), 06/01/34(2)	480,000	490,085
J.P. Morgan Chase & Co., 6.25%, (SOFR + 1.81%), 10/23/34(2)	110,000	118,014
J.P. Morgan Chase & Co., 5.58%, (SOFR + 1.64%), 07/23/36(2)	415,000	421,221
KeyCorp., 6.40%, (SOFR + 2.42%), 03/06/35(2)	450,000	478,631
KeyCorp., MTN, 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	98,095
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	865,000	858,481
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	675,000	667,712
M&T Bank Corp., 5.40%, (US 5 Year CMT T- Note + 1.43%), 07/30/35(2)	580,000	580,685
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	440,000	436,797

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	$130,000	$139,366
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	97,000	99,964
Morgan Stanley, MTN, 5.25%, (SOFR + 1.87%), 04/21/34(2)	575,000	580,926
Morgan Stanley, MTN, 5.42%, (SOFR + 1.88%), 07/21/34(2)	205,000	208,993
MSCI, Inc., 3.63%, 09/01/30(1)	814,000	770,757
Nationstar Mortgage Holdings LLC, 5.75%, 11/15/31(1)	185,000	187,308
NCR Atleos Corp., 9.50%, 04/01/29(1)	77,000	81,960
Northern Trust Corp., 3.38%, (3-Month USD SOFR + 1.13%), 05/08/32(2)	635,000	626,970
Northern Trust Corp., 5.12%, (US 5 Year CMT T- Note + 1.05%), 11/19/40(2)	885,000	867,564
Omnis Funding Trust, 6.72%, 05/15/55(1)	180,000	184,752
OneMain Finance Corp., 6.13%, 05/15/30	65,000	65,007
OneMain Finance Corp., 7.13%, 11/15/31	325,000	329,764
OneMain Finance Corp., 6.75%, 03/15/32	135,000	135,130
OneMain Finance Corp., 6.50%, 03/15/33	315,000	308,718
OneMain Finance Corp., 6.75%, 09/15/33	75,000	73,864
PNC Financial Services Group, Inc. (The), 5.58%, (SOFR + 1.39%), 01/29/36(2)	645,000	660,018
PNC Financial Services Group, Inc. (The), 5.42%, (US 5 Year CMT T- Note + 1.17%), 01/25/41(2)	205,000	201,135
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	99,000	96,525
Prudential Financial, Inc., 6.50%, (US 5 Year CMT T- Note + 2.40%), 03/15/54(2)	450,000	464,834
Reinsurance Group of America, Inc., 6.65%, (US 5 Year CMT T- Note + 2.39%), 09/15/55(2)	395,000	402,098
Rocket Cos., Inc., 6.38%, 08/01/33(1)	260,000	263,496
SoFi Technologies, Inc., 1.25%, 03/15/29(1)	40,000	73,890
Starwood Property Trust, Inc., 6.75%, 07/15/27	25,000	25,794
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(6)	430,000	443,390
State Street Corp., 6.12%, (SOFR + 1.96%), 11/21/34(2)	405,000	428,086
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	69,975
Texas Capital Bancshares, Inc., 5.30%, (SOFR + 1.94%), 02/27/32(2)	415,000	411,740
Truist Financial Corp., MTN, 5.12%, (SOFR + 1.85%), 01/26/34(2)	145,000	144,965
Truist Financial Corp., MTN, 5.87%, (SOFR + 2.36%), 06/08/34(2)	505,000	525,765
Wells Fargo & Co., Series GG, 6.13%, (US 5 Year CMT T- Note + 2.34%), perpetual(2)(6)	795,000	798,010
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	215,000	218,935
Wells Fargo & Co., 6.49%, (SOFR + 2.06%), 10/23/34(2)	475,000	514,894
WisdomTree, Inc., 4.50%, 10/01/31(1)	65,000	72,819
Total Financials		35,310,645

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care – 3.2%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	$485,000	$482,889
Alignment Healthcare, Inc., 4.25%, 11/15/29	23,000	38,151
Alnylam Pharmaceuticals, Inc., 1.00%, 09/15/27	29,000	35,890
Alphatec Holdings, Inc., 0.75%, 03/15/30	12,000	11,945
Amgen, Inc., 5.65%, 03/02/53	635,000	611,043
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(1)	20,000	20,796
Baxter International, Inc., 3.13%, 12/01/51	1,710,000	988,494
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(1)	20,000	19,869
Bridgebio Pharma, Inc., 2.25%, 02/01/29	30,000	33,386
Centene Corp., 3.38%, 02/15/30	605,000	562,480
Charles River Laboratories International, Inc., 4.25%, 05/01/28(1)	350,000	343,910
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	635,000	594,548
CONMED Corp., 2.25%, 06/15/27	39,000	38,025
CVS Health Corp., 5.05%, 03/25/48	335,000	289,204
CVS Health Corp., 6.75%, (US 5 Year CMT T- Note + 2.52%), 12/10/54(2)	331,000	343,087
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	860,000	795,876
Endo Finance Holdings LP, 8.50%, 04/15/31(1)	435,000	461,307
Enovis Corp., 3.88%, 10/15/28	40,000	39,010
Envista Holdings Corp., 1.75%, 08/15/28	34,000	33,958
Global Medical Response, Inc., 7.38%, 10/01/32(1)	240,000	250,322
Guardant Health, Inc., 1.25%, 02/15/31	24,000	39,002
Halozyme Therapeutics, Inc., 1.00%, 08/15/28	27,000	34,412
Halozyme Therapeutics, Inc., 0.88%, 11/15/32(1)	71,000	70,077
HCA, Inc., 5.50%, 06/01/33	170,000	173,951
HCA, Inc., 5.60%, 04/01/34	365,000	374,253
ICON Investments Six Designated Activity Company, 6.00%, 05/08/34	645,000	659,434
Indivior Pharmaceuticals, Inc., 0.63%, 03/15/31(1)	39,000	44,417
Innoviva, Inc., 2.13%, 03/15/28	31,000	33,674
Iqvia, Inc., 5.70%, 05/15/28	200,000	203,758
Iqvia, Inc., 6.25%, 02/01/29	320,000	332,135
iRhythm Holdings, Inc., 1.50%, 09/01/29	32,000	36,848
LifePoint Health, Inc., 5.38%, 01/15/29(1)	255,000	246,095
LifePoint Health, Inc., 9.88%, 08/15/30(1)	330,000	350,277
LifePoint Health, Inc., 10.00%, 06/01/32(1)	195,000	199,826
LivaNova PLC, 2.50%, 03/15/29	29,000	33,054
Medline Borrower LP, 5.25%, 10/01/29(1)	430,000	428,173
Medline Borrower LP/Medline Co. Issuer, Inc., 6.25%, 04/01/29(1)	755,000	773,023
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/29	14,000	44,142
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28(1)	460,000	454,253
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/31(1)	95,000	94,466
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/34(1)	80,000	85,808
Pacira BioSciences, Inc., 2.13%, 05/15/29	34,000	34,347
Prime Healthcare Services, Inc., 9.38%, 09/01/29(1)	380,000	394,318
Royalty Pharma PLC, 5.40%, 09/02/34	750,000	760,319

Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care (continued)
Surgery Center Holdings, Inc., 7.25%, 04/15/32(1)	$525,000	$524,255
Tempus AI, Inc., 0.75%, 07/15/30(1)	23,000	24,075
Tenet Healthcare Corp., 6.00%, 11/15/33(1)	385,000	389,321
Universal Health Services, Inc., 5.05%, 10/15/34	745,000	717,587
Total Health Care		13,549,490

Industrials – 3.5%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	447,127	447,501
Arsenal AIC Parent LLC, 11.50%, 10/01/31(1)	320,000	346,579
Aviation Capital Group LLC, 6.75%, 10/25/28(1)	80,000	83,700
Aviation Capital Group LLC, 6.38%, 07/15/30(1)	515,000	543,438
Aviation Capital Group LLC, 4.88%, 01/28/33(1)	305,000	295,430
Boeing Co. (The), 5.81%, 05/01/50	95,000	92,632
Boeing Co. (The), 5.93%, 05/01/60	473,000	458,287
Builders FirstSource, Inc., 6.38%, 03/01/34(1)	570,000	567,884
BWX Technologies, Inc., 11/01/30(1)(3)	73,000	79,132
Carpenter Technology Corp., 5.63%, 03/01/34(1)	15,000	15,028
Chart Industries, Inc., 9.50%, 01/01/31(1)	80,000	84,145
CompoSecure Holdings LLC, 5.63%, 02/01/33(1)	5,000	4,904
CoStar Group, Inc., 2.80%, 07/15/30(1)	973,000	884,124
Delta Air Lines Through Trust, Series 2015-1, 3.63%, 07/30/27	67,735	66,969
Esab Corp., 5.63%, 04/01/31(1)	60,000	60,702
FedEx Freight Holding Co., Inc., 5.25%, 03/15/36(1)	925,000	900,812
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 06/15/32(1)	475,000	490,688
FTAI Aviation Investors LLC, 7.00%, 05/01/31(1)	230,000	238,205
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	320,000	338,901
Granite Construction, Inc., 3.25%, 06/15/30	59,000	108,781
Greenbrier Cos., Inc. (The), 2.88%, 04/15/28	36,000	40,730
Herc Holdings, Inc., 7.25%, 06/15/33(1)	110,000	115,261
Herc Holdings, Inc., 6.00%, 03/15/34(1)	250,000	248,151
Hexcel Corp., 4.90%, 05/15/31	235,000	235,177
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	89,193
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	425,000	429,241
JBT Marel Corp., 0.38%, 09/15/30(1)	27,000	25,447
L3harris Technologies, Inc., 5.40%, 07/31/33	525,000	538,898
LBM Acquisition LLC, 6.25%, 01/15/29(1)	625,000	433,713
Madison IAQ LLC, 5.88%, 06/30/29(1)	355,000	354,327
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	605,000	612,375
Neptune Bidco US, Inc., 10.38%, 05/15/31(1)	40,000	41,308
Regal Rexnord Corp., 6.40%, 04/15/33	485,000	516,139
Science Applications International Corp., 4.88%, 04/01/28(1)	80,000	79,512
Science Applications International Corp., 5.88%, 11/01/33(1)	285,000	281,412
Sempra Global, 3.25%, 01/15/32(1)	233,000	206,266
Standard Building Solutions, Inc., 6.50%, 08/15/32(1)	165,000	166,761

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
Standard Building Solutions, Inc., 5.88%, 03/15/34(1)	$285,000	$278,145
Stanley Black & Decker, Inc., 6.71%, (US 5 Year CMT T- Note + 2.66%), 03/15/60(2)	695,000	687,853
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(1)	460,000	484,106
TransDigm, Inc., 6.63%, 03/01/32(1)	400,000	411,577
TransDigm, Inc., 6.00%, 01/15/33(1)	265,000	267,765
TransDigm, Inc., 6.13%, 07/31/34(1)	105,000	105,247
United Airlines Holdings, Inc., 4.88%, 03/01/29	360,000	355,522
United Airlines Holdings, Inc., 5.38%, 03/01/31	30,000	29,606
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	329,647	342,792
United Airlines Pass-Through Trust, Series 2024-1 AA, 5.45%, 02/15/37	291,321	297,780
Veralto Corp., 5.45%, 09/18/33	670,000	686,282
WESCO Distribution, Inc., 6.63%, 03/15/32(1)	60,000	62,215
WESCO Distribution, Inc., 5.50%, 04/15/34(1)	210,000	209,985
White Capital Supply Holdings LLC, 7.38%, 11/15/30(1)	120,000	121,427
Total Industrials		14,862,055

Information Technology – 1.7%
Advanced Energy Industries, Inc., 2.50%, 09/15/28	37,000	105,446
Akamai Technologies, Inc., 0.38%, 09/01/27	19,000	21,090
Akamai Technologies, Inc., 0.25%, 05/15/33(1)	45,000	59,141
Alarm.com Holdings, Inc., 2.25%, 06/01/29	36,000	33,930
BlackLine, Inc., 1.00%, 06/01/29	55,000	50,559
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	130,000	127,246
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	515,000	526,121
Broadcom, Inc., 3.14%, 11/15/35(1)	600,000	511,658
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	630,000	619,111
Cloudflare, Inc., 06/15/30(1)(3)	21,000	24,160
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	295,000	292,672
CoreWeave, Inc., 1.75%, 12/01/31(1)	17,000	22,091
CoreWeave, Inc., 1.75%, 10/01/32(1)	15,000	18,030
Foundry Jv Holdco LLC, 5.88%, 01/25/34(1)	480,000	487,612
Gartner, Inc., 3.75%, 10/01/30(1)	1,015,000	930,732
Guidewire Software, Inc., 1.25%, 11/01/29	25,000	24,641
HUT 8 DC LLC, 6.19%, 11/15/42(1)	465,000	469,142
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	335,000	332,462
Lumentum Holdings, Inc., 0.50%, 06/15/28	20,000	137,288
Lumentum Holdings, Inc., 0.38%, 03/15/32(1)	30,000	147,027
MACOM Technology Solutions Holdings, Inc., 12/15/29(3)	38,000	67,013
MKS, Inc., 1.25%, 06/01/30	46,000	90,597
Oracle Corp., 6.25%, 11/09/32	400,000	410,720
Oracle Corp., 5.50%, 08/03/35	245,000	233,563
Oracle Corp., 5.55%, 02/06/53	120,000	95,519
OSI Systems, Inc., 2.25%, 08/01/29	42,000	68,659
Progress Software Corp., 3.50%, 03/01/30	35,000	31,899
Rocket Software, Inc., 9.00%, 11/28/28(1)	590,000	587,567
Rubrik, Inc., 06/15/30(1)(3)	38,000	34,228

Security Description	Principal	Value

CORPORATE BONDS (continued)

Information Technology (continued)
Seagate HDD Cayman, 3.50%, 06/01/28	$19,000	$154,817
Snowflake, Inc., 10/01/27(3)	64,000	73,088
Snowflake, Inc., 10/01/29(3)	64,000	75,123
Strategy, Inc., 0.63%, 03/15/30	18,000	24,687
Varonis Systems, Inc., 1.00%, 09/15/29	37,000	33,698
Viavi Solutions, Inc., 0.63%, 03/01/31(1)	34,000	132,685
Western Digital Corp., 3.00%, 11/15/28	19,000	218,415
Total Information Technology		7,272,437

Materials – 1.5%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	305,000	16,775
Bayport Polymers LLC, 5.14%, 04/14/32(1)	455,000	451,737
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(1)	550,000	555,983
Eagle Materials, Inc., 5.00%, 03/15/36	475,000	457,113
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	101,000	101,243
Jh North America Holdings, Inc., 6.13%, 07/31/32(1)	650,000	651,878
LSB Industries, Inc., 6.25%, 10/15/28(1)	985,000	986,104
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(1)	330,000	314,736
MP Materials Corp., 3.00%, 03/01/30(1)	6,000	18,957
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	86,063
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(1)	305,000	303,507
Sonoco Products Co., 5.00%, 09/01/34	560,000	548,804
Westlake Corp., 5.55%, 11/15/35	845,000	845,768
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	430,000	449,408
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	700,000	668,492
Total Materials		6,456,568

Real Estate – 0.2%
Iron Mountain, Inc., 6.25%, 01/15/33(1)	390,000	396,245
Millrose Properties, Inc., 6.25%, 09/15/32(1)	275,000	276,421
Welltower OP LLC, 2.75%, 05/15/28(1)	40,000	91,340
Welltower OP LLC, 3.13%, 07/15/29(1)	23,000	39,859
Total Real Estate		803,865

Transaction & Payment Processing Services – 0.1%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(1)	355,000	354,574

Utilities – 1.8%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	285,000	290,497
Alpha Generation LLC, 6.25%, 01/15/34(1)	290,000	288,193
Black Hills Corp., 6.15%, 05/15/34	405,000	428,202
CenterPoint Energy, Inc., 3.00%, 08/01/28(1)	54,000	57,289
CenterPoint Energy, Inc., 2.88%, 05/15/29(1)	66,000	66,634
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	370,000	363,539
Dominion Energy, Inc., Series B, 7.00%, (US 5 Year CMT T- Note + 2.51%), 06/01/54(2)	180,000	192,475

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Utilities (continued)
Dominion Energy, Inc., 6.20%, (US 5 Year CMT T- Note + 2.01%), 02/15/56(2)	$655,000	$656,537
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	475,000	489,304
Evergy, Inc., 4.50%, 12/15/27	29,000	39,563
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	680,000	664,157
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	546,000	571,814
Nextera Energy Capital Holdings, Inc., 6.50%, (US 5 Year CMT T- Note + 1.98%), 08/15/55(2)	750,000	782,153
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	34,000	49,462
NRG Energy, Inc., 7.00%, 03/15/33(1)	651,000	708,065
NRG Energy, Inc., 6.13%, 05/15/36(1)	185,000	184,381
PG&E Corp., 4.25%, 12/01/27	24,000	24,606
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(1)	255,000	252,896
Puget Energy, Inc., 4.22%, 03/15/32	275,000	263,029
Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, 12/15/35(1)	420,000	416,917
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(6)	51,000	51,472
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	310,000	323,757
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	425,000	429,439
XPLR Infrastructure Operating Partners LP, 7.75%, 04/15/34(1)	240,000	251,681
Total Utilities		7,846,062

Total Corporate Bonds
(Cost $119,990,300)		120,635,034

FOREIGN BONDS – 23.7%†

Communication Services – 0.4%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(1)	680,000	503,771
Altice France SA, 6.88%, 10/15/30 (France)(1)	762,196	749,862
Altice France SA, 6.50%, 04/15/32 (France)(1)	152,439	150,018
IHS Holding Ltd., 8.25%, 11/29/31 (Nigeria)(1)	60,000	62,841
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	21,175
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32 (Turkey)(1)	150,000	156,750
Total Communication Services		1,644,417

Consumer Discretionary – 0.7%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/33 (Jersey Island)(1)	160,000	160,988
Ashtead Capital, Inc., 5.80%, 04/15/34 (United Kingdom)(1)	540,000	554,266
Flutter Treasury DAC, 5.88%, 06/04/31 (United Kingdom)(1)	720,000	717,869
Forvia Se, 6.75%, 09/15/33 (France)(1)	360,000	361,223

Security Description	Principal	Value

FOREIGN BONDS (continued)

Consumer Discretionary (continued)
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Hong Kong)(1)	$200,000	$195,513
Ontario Gaming GTA LP/OTG Co. Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	390,000	385,608
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	35,000	35,654
Sodexo, Inc., 5.80%, 08/15/35 (France)(1)	615,000	627,414
Total Consumer Discretionary		3,038,535

Consumer Staples – 0.5%
Alimentation Couche-Tard, Inc., 5.08%, 09/29/35 (Canada)(1)	785,000	777,143
Froneri Lux FinCo Sarl, 6.00%, 08/01/32 (United Kingdom)(1)	555,000	549,239
Imperial Brands Finance PLC, 5.63%, 07/01/35 (United Kingdom)(1)	645,000	651,260
Total Consumer Staples		1,977,642

Energy – 1.5%
Azule Energy Finance PLC, 8.13%, 01/23/30 (Angola)(1)	125,000	129,043
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 01/24/33 (El Salvador)(1)	111,000	118,243
Constellation Oil Services Holding SA, 9.38%, 11/07/29 (Brazil)(1)	88,000	92,070
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	480,000	435,693
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	128,000	115,399
Enbridge, Inc., 8.50%, (US 5 Year CMT T- Note + 4.43%), 01/15/84 (Canada)(2)	235,000	267,799
FS Luxembourg Sarl, 8.63%, 06/25/33 (Brazil)(1)	215,000	210,431
Geopark Ltd., 8.75%, 01/31/30 (Colombia)(1)	171,000	172,069
Harbour Energy PLC, 6.33%, 04/01/35 (United Kingdom)(1)	925,000	952,301
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	101,000	102,167
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	350,000	359,739
Petroleos del Peru SA, 4.75%, 06/19/32 (Peru)	260,000	212,875
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	459,000	461,754
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	434,000	349,172
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	370,000	340,770
Petroleos Mexicanos, 6.95%, 01/28/60 (Mexico)	424,000	353,383
Petronas Capital Ltd., 5.85%, 04/03/55 (Malaysia)(1)	610,000	631,881
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T- Note + 3.67%), 03/01/55 (Canada)(2)	505,000	536,681
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34 (Canada)	140,000	139,580
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	110,198
TransCanada PipeLines Ltd., 6.38%, (US 5 Year CMT T- Note + 2.12%), 10/17/56 (Canada)(2)	80,000	80,645
YPF SA, 9.50%, 01/17/31 (Argentina)(1)	112,000	119,882
Total Energy		6,291,775

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Financials – 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95%, (US 5 Year CMT T- Note + 2.72%), 03/10/55 (Ireland)(2)	$150,000	$155,393
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(2)	240,000	244,474
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 05/21/30 (Luxembourg)(1)	520,000	537,430
Allianz SE, 6.35%, (US 5 Year CMT T- Note + 3.23%), 09/06/53 (Germany)(1)(2)	205,000	214,790
Allianz SE, 5.60%, (US 5 Year CMT T- Note + 2.77%), 09/03/54 (Germany)(1)(2)	180,000	180,133
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (United Kingdom)(1)	15,000	14,943
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	195,000	182,524
Banco de Credito del Peru SA, 6.45%, (US 5 Year CMT T- Note + 2.49%), 07/30/35 (Peru)(1)(2)	230,000	236,980
Banco de Credito e Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual (Chile)(1)(2)(6)	221,000	234,837
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(6)	100,000	98,201
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (US 5 Year CMT T- Note + 4.64%), perpetual (Mexico)(1)(2)(6)	129,000	129,322
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	465,000	520,526
Bbva Mexico SA Institucion de Banca Multiple Grupo Financiero Bbva Mexico, 8.13%, (US 5 Year CMT T- Note + 4.21%), 01/08/39 (Mexico)(1)(2)	147,000	159,855
BPCE SA, 7.00%, (SOFR + 2.59%), 10/19/34 (France)(1)(2)	315,000	344,388
BPCE SA, 6.92%, (SOFR + 2.61%), 01/14/46 (France)(1)(2)	70,000	71,616
Brookfield Asset Management Ltd., 5.80%, 04/24/35 (Canada)	680,000	693,850
Deutsche Bank AG/New York NY, 5.06%, (SOFR + 1.41%), 04/14/32 (Germany)(2)	640,000	639,424
Eldik Bank OAO, 8.50%, 04/23/31 (Kyrgyzstan)(1)	604,000	606,646
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(2)	435,000	450,770
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T- Note + 2.95%), 09/13/53 (Japan)(1)(2)	200,000	208,046
Nippon Life Insurance Co., 6.50%, (US 5 Year CMT T- Note + 3.19%), 04/30/55 (Japan)(1)(2)	345,000	363,800
Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)	380,000	394,131
Sumitomo Life Insurance Co., 5.88%, (US 5 Year CMT T- Note + 2.65%), 09/10/55 (Japan)(1)(2)	590,000	591,537
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	775,000	806,632
UBS Group AG, 7.00%, (5-Year USD SOFR + 3.32%), perpetual (Switzerland)(1)(2)(6)	530,000	538,190
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)	650,000	647,061
Total Financials		9,265,499

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government – 16.0%
Angolan Government International Bond, 8.00%, 11/26/29 (Angola)(1)	$231,000	$235,851
Angolan Government International Bond, 8.75%, 04/14/32 (Angola)(1)	294,000	306,535
Argentine Republic Government International Bond, 0.75%, 07/09/30 (Argentina)(7)	680,400	588,461
Argentine Republic Government International Bond, 4.13%, 07/09/35 (Argentina)(7)	935,000	698,912
Argentine Republic Government International Bond, 3.50%, 07/09/41 (Argentina)(7)	726,000	502,029
Argentine Republic Government International Bond, 4.13%, 07/09/46 (Argentina)(7)	1,835,682	1,293,926
Bahrain Government International Bond, 7.38%, 05/14/30 (Bahrain)(1)	436,000	447,410
Bahrain Government International Bond, 5.63%, 05/18/34 (Bahrain)(1)	222,000	203,685
Bahrain Government International Bond, 7.50%, 07/07/37 (Bahrain)(1)	131,000	133,560
Bahrain Government International Bond, 6.63%, 10/06/37 (Bahrain)(1)	426,000	405,301
Bahrain Government International Bond, 7.10%, 02/03/38 (Bahrain)(1)	210,000	205,275
Benin Government International Bond, 7.96%, 02/13/38 (Benin)(1)	260,000	268,125
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/29 (Brazil)	brl 5,340,000	997,011
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/31 (Brazil)	brl 7,260,000	1,288,594
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)	607,000	614,891
Brazilian Government International Bond, 6.63%, 03/15/35 (Brazil)	886,000	919,256
Brazilian Government International Bond, 6.25%, 05/22/36 (Brazil)	334,000	333,332
Bulgaria Government International Bond, 5.00%, 03/05/37 (Bulgaria)	66,000	64,392
Chile Government International Bond, 3.50%, 01/31/34 (Chile)	161,000	147,218
Chile Government International Bond, 4.95%, 01/05/36 (Chile)	1,232,000	1,233,509
Chile Government International Bond, 5.65%, 01/13/37 (Chile)	220,000	230,835
Chile Government International Bond, 3.10%, 05/07/41 (Chile)	409,000	314,010
Colombia Government International Bond, 7.38%, 04/25/30 (Colombia)	332,000	348,600
Colombia Government International Bond, 7.50%, 02/02/34 (Colombia)	1,524,000	1,596,466
Colombia Government International Bond, 8.75%, 11/14/53 (Colombia)	82,000	93,373
Costa Rica Government International Bond, 6.55%, 04/03/34 (Costa Rica)(1)	170,000	182,750
Costa Rica Government International Bond, 7.30%, 11/13/54 (Costa Rica)(1)	224,000	253,120

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Dominican Republic International Bond, 5.88%, 10/28/35 (Dominican Republic)(1)	$468,000	$458,581
Dominican Republic International Bond, 6.60%, 06/01/36 (Dominican Republic)(1)	234,000	241,546
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)	1,123,000	1,174,518
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)(1)	325,000	339,909
Eagle Funding Luxco Sarl, 5.50%, 08/17/30 (Mexico)(1)	393,000	396,026
Ecuador Government International Bond, 6.90%, 07/31/35 (Ecuador)(7)	96,000	89,208
Ecuador Government International Bond, 9.25%, 01/29/39 (Ecuador)(1)	736,000	762,680
Ecuador Government International Bond, 5.00%, 07/31/40 (Ecuador)(7)	459,000	384,646
Egypt Government International Bond, 8.63%, 02/04/30 (Egypt)(1)	396,000	419,029
Egypt Government International Bond, 5.88%, 02/16/31 (Egypt)(1)	388,000	369,686
Egypt Government International Bond, 7.05%, 01/15/32 (Egypt)(1)	346,000	340,699
Egypt Government International Bond, 6.88%, 04/30/40 (Egypt)(1)	233,000	203,520
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(1)	354,000	323,556
Egypt Government International Bond, 8.75%, 09/30/51 (Egypt)(1)	530,000	490,602
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)	292,000	300,530
El Salvador Government International Bond, 7.63%, 02/01/41 (El Salvador)	349,000	349,611
Ethiopia International Bond, 6.63%, 12/11/26 (Ethiopia)(1)	71,000	73,130
Gabon Government International Bond, 6.63%, 02/06/31 (Gabon)(1)	469,000	396,826
Ghana Government International Bond, 4.31%, 07/03/26 (Ghana)(3)	1,600	1,588
Ghana Government International Bond, 3.49%, 01/03/30 (Ghana)(3)	8,058	7,102
Ghana Government International Bond, 5.00%, 07/03/35 (Ghana)(7)	537,600	494,266
Guatemala Government Bond, 6.25%, 08/15/36 (Guatemala)	252,000	263,844
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)	463,000	494,586
Hungary Government International Bond, 5.50%, 06/16/34 (Hungary)(1)	275,000	279,175
Hungary Government International Bond, 6.00%, 09/26/35 (Hungary)(1)	510,000	532,057
Hungary Government International Bond, 5.50%, 03/26/36 (Hungary)(1)	786,000	788,358
Indonesia Government International Bond, 4.55%, 01/11/28 (Indonesia)	200,000	201,372
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)	218,000	204,822

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Indonesia Government International Bond, 5.60%, 01/15/35 (Indonesia)	$1,519,000	$1,564,950
Indonesia Government International Bond, 5.10%, 02/10/54 (Indonesia)	60,000	55,525
Indonesia Government International Bond, 3.20%, 09/23/61 (Indonesia)	68,000	41,803
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	232,000	227,070
Ivory Coast Government International Bond, 8.08%, 04/01/36 (Ivory Coast)(1)	218,000	231,757
Ivory Coast Government International Bond, 8.25%, 01/30/37 (Ivory Coast)(1)	127,000	136,648
Kazakhstan Government International Bond, 4.41%, 10/28/30 (Kazakhstan)(1)	476,000	469,667
Kazakhstan Government International Bond, 5.50%, 07/01/37 (Kazakhstan)(1)	633,000	646,609
Ksa Ijarah Sukuk Ltd., 4.88%, 09/09/35 (Saudi Arabia)(1)	248,000	244,528
Lebanon Government International Bond, 8.25%, 04/12/21 (Lebanon)(4)	398,000	107,162
Lebanon Government International Bond, 7.00%, 03/23/32 (Lebanon)(4)	259,000	67,146
Lebanon Government International Bond, EMTN, 6.10%, 10/04/26 (Lebanon)(4)	946,000	242,176
Lebanon Government International Bond, GMTN, 7.15%, 11/20/31 (Lebanon)(4)	283,000	73,014
Malaysia Government Bond, Series 0220, 2.63%, 04/15/31 (Malaysia)	myr 8,990,000	2,190,866
Mexican Bonos, Series M, 8.50%, 05/31/29 (Mexico)	mxn 26,190,000	1,509,246
Mexican Bonos, Series M, 7.75%, 11/13/42 (Mexico)	mxn 13,000,000	625,877
Mexico Government International Bond, 5.85%, 07/02/32 (Mexico)	465,000	474,765
Mexico Government International Bond, 5.38%, 03/22/33 (Mexico)	433,000	426,094
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)	126,000	108,171
Mexico Government International Bond, 6.00%, 05/07/36 (Mexico)	529,000	532,187
Mexico Government International Bond, 6.63%, 01/29/38 (Mexico)	194,000	200,363
Mexico Government International Bond, 6.13%, 02/09/38 (Mexico)	248,000	245,774
Mexico Government International Bond, 3.77%, 05/24/61 (Mexico)	248,000	150,412
Mexico Government International Bond, 3.75%, 04/19/71 (Mexico)	1,248,000	726,336
Nigeria Government International Bond, 9.63%, 06/09/31 (Nigeria)(1)	190,000	214,405
Nigeria Government International Bond, 7.38%, 09/28/33 (Nigeria)(1)	412,000	422,139
Nigeria Government International Bond, 10.38%, 12/09/34 (Nigeria)(1)	499,000	597,552
Nigeria Government International Bond, 8.63%, 01/13/36 (Nigeria)(1)	110,000	120,587

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Nigeria Government International Bond, 9.13%, 01/13/46 (Nigeria)(1)	$179,000	$197,795
Oman Government International Bond, 6.25%, 01/25/31 (Oman)(1)	723,000	769,901
Oman Government International Bond, 6.50%, 03/08/47 (Oman)(1)	851,000	910,242
Oman Government International Bond, 6.75%, 01/17/48 (Oman)(1)	297,000	324,389
Pakistan Government International Bond, 7.38%, 04/08/31 (Pakistan)(1)	278,000	268,379
Panama Government International Bond, 5.23%, 02/23/34 (Panama)	519,000	518,740
Panama Government International Bond, 6.70%, 01/26/36 (Panama)	161,000	175,691
Panama Government International Bond, 5.66%, 02/23/38 (Panama)	522,000	525,915
Peruvian Government International Bond, 2.78%, 01/23/31 (Peru)	96,000	88,440
Peruvian Government International Bond, 5.38%, 02/08/35 (Peru)	1,203,000	1,217,737
Peruvian Government International Bond, 5.50%, 03/30/36 (Peru)	294,000	297,895
Peruvian Government International Bond, 5.88%, 08/08/54 (Peru)	388,000	378,785
Peruvian Government International Bond, 3.60%, 01/15/72 (Peru)	124,000	77,996
Petroleos de Venezuela SA, 9.00%, 11/17/21 (Venezuela)(4)	2,660,000	1,205,645
Philippine Government International Bond, 5.50%, 02/04/35 (Philippines)	322,000	330,372
Philippine Government International Bond, 4.75%, 03/05/35 (Philippines)	221,000	215,289
Port of Spain, 7.88%, 02/19/40 (Trinidad & Tobago)	93,333	95,802
Republic of Azerbaijan International Bond, 3.50%, 09/01/32 (Azerbaijan)	162,000	152,667
Republic of Kenya Government International Bond, 7.88%, 10/09/33 (Kenya)(1)	309,000	294,863
Republic of Kenya Government International Bond, 7.88%, 02/26/34 (Kenya)(1)	155,000	144,731
Republic of Kenya Government International Bond, 9.50%, 03/05/36 (Kenya)(1)	68,000	68,340
Republic of Kenya Government International Bond, 8.70%, 02/26/39 (Kenya)(1)	239,000	225,330
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)	182,000	182,728
Republic of Poland Government International Bond, 5.13%, 09/18/34 (Poland)	172,000	173,634
Republic of Poland Government International Bond, 5.38%, 02/12/35 (Poland)	675,000	690,593
Republic of Poland Government International Bond, 5.38%, 04/14/36 (Poland)	536,000	539,878
Republic of Poland Government International Bond, 5.50%, 04/04/53 (Poland)	65,000	60,692
Republic of Poland Government International Bond, 5.50%, 03/18/54 (Poland)	195,000	181,935

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Republic of South Africa Government Bond, 8.75%, 02/28/48 (South Africa)	zar 34,700,000	$1,966,620
Republic of South Africa Government International Bond, 7.10%, 11/19/36 (South Africa)(1)	$500,000	524,012
Republic of South Africa Government International Bond, 6.13%, 12/11/37 (South Africa)(1)	251,000	239,460
Republic of South Africa Government International Bond, 5.38%, 07/24/44 (South Africa)	78,000	63,375
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)	1,040,000	842,660
Republic of South Africa Government International Bond, 7.95%, 11/19/54 (South Africa)(1)	708,000	724,992
Republic of Uzbekistan International Bond, 6.90%, 02/28/32 (Uzbekistan)(1)	328,000	351,575
Romanian Government International Bond, 5.88%, 01/30/29 (Romania)(1)	142,000	144,505
Romanian Government International Bond, 7.13%, 01/17/33 (Romania)(1)	670,000	711,557
Romanian Government International Bond, 6.38%, 01/30/34 (Romania)(1)	1,313,000	1,329,202
Romanian Government International Bond, 6.00%, 05/25/34 (Romania)(1)	387,000	383,033
Romanian Government International Bond, 5.75%, 03/24/35 (Romania)(1)	166,000	160,002
Romanian Government International Bond, 5.75%, 07/04/36 (Romania)(1)	196,000	184,888
Saudi Government International Bond, 4.88%, 07/18/33 (Saudi Arabia)(1)	386,000	384,356
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)(1)	976,000	1,014,552
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)	395,000	410,603
Saudi Government International Bond, 4.88%, 01/12/36 (Saudi Arabia)(1)	517,000	507,565
Saudi Government International Bond, 3.75%, 01/21/55 (Saudi Arabia)(1)	725,000	502,062
Serbia International Bond, 5.50%, 05/06/36 (Serbia)(1)	687,000	669,660
Sri Lanka Government International Bond, 3.60%, 06/15/35 (Sri Lanka)(1)(7)	455,787	353,235
Sri Lanka Government International Bond, 3.60%, 02/15/38 (Sri Lanka)(1)(7)	207,250	196,059
Suriname Government International Bond, 8.50%, 11/06/35 (Suriname)(1)	288,000	315,936
Trinidad & Tobago Government International Bond, 5.95%, 01/14/31 (Trinidad & Tobago)(1)	95,000	96,682
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)	105,000	107,835
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)(1)	2,000	2,054
Trinidad & Tobago Government International Bond, 6.50%, 01/28/36 (Trinidad & Tobago)(1)	106,000	108,809
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	150,000	157,238

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Turkiye Government International Bond, 7.13%, 02/12/32 (Turkey)	$235,000	$240,288
Turkiye Government International Bond, 7.25%, 05/29/32 (Turkey)	152,000	155,637
Turkiye Government International Bond, 6.30%, 03/14/33 (Turkey)	117,000	113,051
Turkiye Government International Bond, 7.63%, 05/15/34 (Turkey)	775,000	808,228
Turkiye Government International Bond, 6.50%, 01/03/35 (Turkey)	731,000	705,598
Turkiye Government International Bond, 6.95%, 09/16/35 (Turkey)	253,000	249,964
Turkiye Government International Bond, 6.80%, 11/04/36 (Turkey)	362,000	352,215
Turkiye Government International Bond, 6.63%, 02/17/45 (Turkey)	214,000	188,642
Ukraine Government International Bond, 4.50%, 02/01/29 (Ukraine)(1)(7)	159,422	124,349
Ukraine Government International Bond, 4.50%, 02/01/29 (Ukraine)(7)	14,422	11,249
Ukraine Government International Bond, 12.46%, 02/01/30 (Ukraine)(1)(7)	2,626	1,668
Ukraine Government International Bond, 12.46%, 02/01/30 (Ukraine)(7)	2,626	1,668
Ukraine Government International Bond, 4.00%, 02/01/32 (Ukraine)(1)(7)	474,000	363,677
Ukraine Government International Bond, 4.00%, 02/01/32 (Ukraine)(7)	1,024,900	787,358
Ukraine Government International Bond, 9.83%, 02/01/34 (Ukraine)(7)	9,813	4,661
Ukraine Government International Bond, 4.50%, 02/01/35 (Ukraine)(1)(7)	119,825	72,494
Ukraine Government International Bond, 4.50%, 02/01/36 (Ukraine)(1)(7)	4,403	2,620
Ukraine Government International Bond, 4.50%, 02/01/36 (Ukraine)(7)	2,403	1,430
Uruguay Government International Bond, 5.10%, 06/18/50 (Uruguay)	750,000	699,000
Uzbekneftegaz JSC, 8.75%, 05/07/30 (Uzbekistan)(1)	227,000	243,741
Venezuela Government International Bond, 12.75%, 08/23/22 (Venezuela)(4)	800,000	457,200
Venezuela Government International Bond, 11.75%, 10/21/26 (Venezuela)(4)	595,000	340,489
Zambia Government International Bond, 5.75%, 06/30/33 (Zambia)(1)(7)	187,371	185,354
Total Government		67,912,456

Health Care – 0.5%
180 Medical, Inc., 5.30%, 10/08/35 (United Kingdom)(1)	955,000	935,524
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32 (Denmark)(1)	20,000	20,537
Genmab A/S/Genmab Finance LLC, 7.25%, 12/15/33 (Denmark)(1)	30,000	31,295

Security Description	Principal	Value

FOREIGN BONDS (continued)

Health Care (continued)
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	$490,000	$483,451
Smith & Nephew PLC, 5.40%, 03/20/34 (United Kingdom)	595,000	604,594
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	32,000	31,780
Total Health Care		2,107,181

Industrials – 0.8%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29 (India)(1)	220,000	214,500
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(1)	355,000	363,667
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	265,921	245,713
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	590,000	598,225
Garda World Security Corp., 8.38%, 11/15/32 (Canada)(1)	400,000	413,025
Limak Yenilenebilir Enerji As, 9.63%, 08/12/30 (Turkey)(1)	100,000	100,485
Movida Europe SA, 7.85%, 04/11/29 (Brazil)(1)	174,000	173,782
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(1)	770,000	786,476
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	660,000	667,766
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	105,000	108,403
Total Industrials		3,672,042

Information Technology – 0.1%
Nokia OYJ, 6.63%, 05/15/39 (Finland)	295,000	311,190

Materials – 0.6%
B2Gold Corp., 2.75%, 02/01/30 (Canada)(1)	42,000	67,547
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	770,000	784,134
Corp. Nacional del Cobre de Chile, 5.95%, 01/08/34 (Chile)(1)	82,000	84,968
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (Chile)	330,000	353,541
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	50,000	51,062
Maxam Prill Sarl, 7.75%, 07/15/30 (Luxembourg)(1)	415,000	430,709
Samarco Mineracao SA, 9.50%, 06/30/31, (4% cash / 9% PIK) (Brazil)(1)(8)	102,993	103,405
Smurfit Kappa Treasury Ulc, 5.44%, 04/03/34 (Ireland)	425,000	433,024
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	300,000	314,429
Trivium Packaging Finance BV, 12.25%, 01/15/31 (Netherlands)(1)	165,000	180,022
Total Materials		2,802,841

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Utilities – 0.4%
Capital Power US Holdings, Inc., 6.19%, 06/01/35 (Canada)(1)	$415,000	$428,677
Electricite de France SA, 6.90%, 05/23/53 (France)(1)	675,000	718,408
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	225,935
ENEL Finance International NV, 5.50%, 06/26/34 (Italy)(1)	110,000	111,698
Eskom Holdings SOC Ltd., 8.45%, 08/10/28 (South Africa)(1)	188,000	198,227
Total Utilities		1,682,945

Total Foreign Bonds
(Cost $97,602,564)		100,706,523

MORTGAGE BACKED SECURITIES - 22.4%

Agency Mortgage Backed Security - 11.6%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	88,122	90,996
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	1,787,142	1,804,681
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	402,729	413,568
Federal Home Loan Mortgage Corporation, 6.00%, 07/01/53	740,474	759,074
Federal Home Loan Mortgage Corporation, 4.50%, 08/01/53	782,587	759,348
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	786,894	807,487
Federal Home Loan Mortgage Corporation, 5.00%, 12/01/53	2,839,704	2,805,994
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/54	2,187,466	2,237,226
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	2,312,555	2,362,653
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/55	3,031,748	3,050,016
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/55	2,680,721	2,697,017
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	5,700,428	5,625,018
Federal Home Loan Mortgage Corporation, 5.00%, 03/01/55	2,168,848	2,139,867
Federal Home Loan Mortgage Corporation, 5.50%, 10/01/55	2,216,592	2,234,450
Federal Home Loan Mortgage Corporation, 4.50%, 03/01/56	2,396,905	2,308,881
Federal National Mortgage Association, 3.50%, 05/01/49	19,783	18,231
Federal National Mortgage Association, 3.00%, 05/01/51	4,516,477	3,965,270
Federal National Mortgage Association, 4.50%, 11/01/52	339,023	327,677

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Agency Mortgage Backed Security (continued)
Federal National Mortgage Association, 5.00%, 11/01/52	$341,275	$338,119
Federal National Mortgage Association, 4.00%, 03/01/53	1,097,145	1,031,889
Federal National Mortgage Association, 6.00%, 04/01/53	404,233	414,752
Federal National Mortgage Association, 5.50%, 07/01/53	208,745	210,611
Federal National Mortgage Association, 4.50%, 08/01/53	1,225,870	1,184,336
Federal National Mortgage Association, 6.00%, 10/01/53	1,572,685	1,613,251
Federal National Mortgage Association, 6.00%, 08/01/54	1,543,109	1,578,134
Federal National Mortgage Association, 6.00%, 01/01/55	1,914,336	1,958,373
Federal National Mortgage Association, 4.00%, 03/01/55	2,599,412	2,447,613
Federal National Mortgage Association, 5.00%, 08/01/55	4,124,831	4,068,227
Total Agency Mortgage Backed Security		49,252,759

Commercial Mortgage Backed Securities - 3.8%
Ala Trust, Class A, Series 2025-OANA, 5.40%, (1-Month SOFR + 1.74%), 06/15/40(1)(2)	990,000	995,209
BBCMS Trust, Class A, Series 2018-CBM, 4.95%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	805,000	784,661
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.05%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	501,254	502,321
BX Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	410,000	410,269
BX Trust, Class C, Series 2025-ROIC, 5.20%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	644,170	642,674
BX Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	370,000	351,958
BX Trust, Class D, Series 2019-OC11, 4.08%, 12/09/41(1)(2)(9)	595,000	564,686
Cent City, Class A, Series 2025, 5.09%, 07/10/40(1)(2)(9)	1,190,000	1,196,560
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	88,010	73,967
Fashion Show Mall LLC, Class A, Series 2024-SHOW, 5.27%, 10/10/41(1)(2)(9)	945,000	952,814
Fontainebleau Miami Beach Mortgage Trust, Class A, Series 2024-FBLU, 5.10%, (1-Month SOFR + 1.45%), 12/15/39(1)(2)	350,000	350,644
Houston Galleria Mall Trust, Class A, Series 2025-HGLR, 5.64%, 02/05/45(1)(2)(9)	850,000	870,874
Hudson Yards Mortgage Trust, Class A, Series 2025-SPRL, 5.65%, 01/13/40(1)(2)(9)	900,000	921,986
J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2024-OMNI, 5.99%, 10/05/39(1)(2)(9)	440,000	444,490
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	270,000	277,311

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	$901,000	$865,723
New York Commercial Mortgage Trust, Class A, Series 2025-300P, 4.88%, 07/13/42(1)(2)(9)	1,000,000	995,612
New York Commercial Mortgage Trust, Class A, Series 2025-299P, 5.85%, 02/10/47(1)(2)(9)	790,000	820,672
Nomura Commercial Asset Depositor Co. LLC, Class A, Series 2026-CGCTR, 5.55%, (1-Month SOFR + 1.80%), 04/15/41(1)(2)	900,000	901,869
RFR Trust, Class A, Series 2025-SGRM, 5.56%, 03/11/41(1)(2)(9)	875,000	885,379
Ride, Class C, Series 2025-SHRE, 6.32%, 02/14/47(1)(2)(9)	600,000	609,361
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	420,000	434,314
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	455,000	462,017
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)(2)(9)	633,588	635,486
Total Commercial Mortgage Backed Securities		15,950,857

Residential Mortgage Backed Securities - 7.0%
A&D Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(7)	106,755	107,058
A&D Mortgage Trust, Class A1, Series 2025-NQM2, 5.79%, 06/25/70(1)(2)(9)	360,313	363,028
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(7)	34,892	33,719
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	98,604
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(7)	770,438	769,256
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(9)	50,161	49,042
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(9)	410,270	399,938
Arroyo Mortgage Trust, Class A3, Series 2020-1, 3.33%, 03/25/55(1)	810,000	752,903
Chase Mortgage Finance Corp., Class M4, Series 2016-SH2, 3.75%, 12/25/45(1)(2)(9)	267,465	247,166
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(9)	185,859	175,994
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(9)	326,152	330,141
Colt Mortgage Loan Trust, Class A1, Series 2024-5, 5.12%, 08/25/69(1)(7)	342,827	343,072
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES2, 5.50%, 06/25/60(1)(7)	318,032	319,561
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)(7)	716,219	711,298
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(9)	758,747	745,303
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(9)	429,756	388,606

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(9)	$54,751	$50,701
Ellington Financial Mortgage Trust, Class A1, Series 2025-NQM2, 5.60%, 06/25/70(1)(2)(9)	413,539	416,128
Federal Home Loan Mortgage Corporation, 5.50%, 07/01/53	953,412	961,934
FS, Class A, Series 2026-ORL, 5.00%, (1-Month SOFR + 1.35%), 02/15/41(1)(2)	1,150,000	1,151,313
GCAT Trust, Class A1, Series 2020-NQM1, 3.25%, 01/25/60(1)(7)	111,174	110,115
Government National Mortgage Association, Class JA, Series 2025-125, 5.00%, 11/16/50(2)(9)	1,208,821	1,211,936
IRV Trust, Class B, Series 2025-200P, 5.62%, 03/14/47(1)(2)(9)	810,000	808,404
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(9)	237,058	238,079
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(9)	384,404	385,934
J.P. Morgan Mortgage Trust, Class A3, Series 2024-NQM1, 5.95%, 02/25/64(1)(7)	195,559	196,240
J.P. Morgan Mortgage Trust, Class A1, Series 2026-ACES1, 4.89%, 04/25/66(1)(2)(9)	1,092,387	1,085,626
J.P. Morgan Mortgage Trust, Class A1, Series 2025-NQM5, 4.88%, 05/25/66(1)(2)(9)	421,784	419,764
J.P. Morgan Seasoned Mortgage Trust, Class A4, Series 2024-1, 4.34%, 01/25/63(1)(2)(9)	313,313	306,587
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(9)	180,539	178,764
MFA Trust, Class A1, Series 2022-INV2, 4.95%, 07/25/57(1)(7)	520,436	519,498
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(7)	313,509	314,132
MFA Trust, Class A1, Series 2025-NQM5, 5.19%, 11/25/70(1)(2)(9)	1,214,010	1,215,371
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(9)	231,622	226,316
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56(1)(2)(9)	533,432	507,688
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(9)	312,859	303,486
New Residential Mortgage Loan Trust, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(7)	202,640	204,455
New Residential Mortgage Loan Trust, Class A1, Series 2026-NQM3, 4.83%, 02/25/66(1)(2)(9)	531,658	528,158
New York Mortgage Trust, Class A1, Series 2024-CP1, 3.75%, 02/25/68(1)(2)(9)	237,723	221,056
NYMT Loan Trust, Class A1, Series 2026-INV2, 5.48%, 04/25/61(1)(2)(9)	739,063	742,571
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(7)	248,921	248,876
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(7)	482,418	486,147
OBX Trust, Class A1, Series 2024-NQM3, 6.13%, 12/25/63(1)(7)	87,736	88,322

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
OBX Trust, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(7)	$342,833	$345,829
OBX Trust, Class A1, Series 2024-NQM16, 5.53%, 10/25/64(1)(7)	816,715	822,773
Pmt Loan Trust, Class A7, Series 2025-INV7, 6.00%, 06/25/56(1)(2)(9)	618,653	625,903
Pmt Loan Trust, Class A2, Series 2024-INV1, 6.00%, 10/25/59(1)(2)(9)	522,635	529,697
Pmt Loan Trust, Class A1, Series 2024-INV2, 6.00%, 12/25/59(1)(2)(9)	249,418	252,469
PRET LLC, Class A1, Series 2026-NPL3, 4.97%, 02/25/56(1)(7)	739,882	734,759
Pretium Mortgage Credit Partners, Class A1, Series 2024-RPL1, 3.90%, 10/25/63(1)(2)(9)	857,477	820,049
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(9)	99,617	99,576
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(9)	157,065	157,871
RCKT Mortgage Trust, Class A1A, Series 2025-CES5, 5.69%, 05/25/55(1)(7)	370,889	373,840
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(9)	36,542	35,630
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(9)	924,508	779,398
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(9)	28,124	27,180
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(9)	1,425,000	1,360,023
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(9)	655,000	631,855
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(9)	100,000	92,586
Towd Point Mortgage Trust, Class A2, Series 2019-2, 3.75%, 12/25/58(1)(2)(9)	1,165,000	1,065,971
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(9)	100,000	87,392
Towd Point Mortgage Trust, Class A1A, Series 2025-CES4, 5.09%, 10/25/65(1)(7)	747,417	744,955
VCAT LLC, Class A1, Series 2026-NPL2, 5.06%, 02/25/56(1)(7)	736,414	734,508
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(7)	223,529	224,968
Verus Securitization Trust, Class A1, Series 2025-7, 5.13%, 08/25/70(1)(7)	309,241	309,886
Visio Trust, Class A2, Series 2022-1, 5.85%, 08/25/57(1)(7)	56,594	56,517
Total Residential Mortgage Backed Securities		29,875,925

Total Mortgage Backed Securities
(Cost $95,011,340)		95,079,541

Security Description	Principal	Value

ASSET BACKED SECURITIES – 9.2%

ACHV ABS Trust, Class A, Series 2024-1PL, 5.90%, 04/25/31(1)	$12,752	$12,790
ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	223,163	223,550
American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	44,525	44,636
American Credit Acceptance Receivables Trust, Class C, Series 2024-4, 4.91%, 08/12/31(1)	535,000	536,525
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	745,000	753,490
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	549,000	554,895
Aqua Finance Issuer Trust, Class A, Series 2025-A, 5.25%, 12/19/50(1)	408,964	413,419
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	520,000	518,407
Arivo Acceptance Auto Loan Receivables Trust, Class A2, Series 2025-1A, 4.92%, 05/15/29(1)	668,464	670,650
Arivo Acceptance Auto Loan Receivables Trust, Class B, Series 2024-1A, 6.87%, 06/17/30(1)	228,000	231,601
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	360,000	366,128
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	914,000	925,761
Bojangles Issuer LLC, Class A2, Series 2024-1A, 6.58%, 11/20/54(1)	457,700	462,098
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	520,000	523,805
Business Jet Securities LLC, Class A, Series 2024-2A, 5.36%, 09/15/39(1)	283,402	283,209
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	200,000	201,127
Commercial Equipment Finance LLC, Class A, Series 2025-1A, 4.83%, 05/15/31(1)	583,479	583,991
Credit Acceptance Auto Loan Trust, Class A, Series 2024-1A, 5.68%, 03/15/34(1)	142,987	143,589
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	9,946	9,977
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	300,000	303,999
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	156,819
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	331,034	331,388
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	9,262	9,291
Finbe USA Trust, Class B, Series 2025-1A, 6.60%, 12/16/30(1)	675,000	662,371
First Help Financial LLC, Class C, Series 2024-3A, 5.43%, 03/17/31(1)	570,000	547,174
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	832,325	847,503
Flagship Credit Auto Trust, Class D, Series 2023-1, 6.46%, 05/15/29(1)	510,000	502,895
Foundation Finance Trust, Class A, Series 2024-2A, 4.60%, 03/15/50(1)	218,603	217,444

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

GLS Auto Receivables Issuer Trust, Class C, Series 2024-2A, 6.03%, 02/15/30(1)	$245,000	$248,529
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	30,418	30,592
GLS Auto Receivables Issuer Trust, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	900,000	915,079
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	425,000	435,398
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	837,900	858,886
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	182,118	185,238
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	351,126	356,691
HINNT LLC, Class B, Series 2025-B, 4.75%, 05/15/45(1)	416,685	414,408
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	534,600	541,075
Jersey Mike’s Funding LLC, Class A2I, Series 2026-1A, 4.95%, 02/15/56(1)	560,000	555,906
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	136,814
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	24,978	25,238
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	92,656	93,245
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	437,000	435,735
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	360,000	359,164
Lobel Automobile Receivables Trust, Class B, Series 2026-1, 5.53%, 04/16/29(1)	1,060,000	1,058,605
MAPS Trust, Class A, Series 2026-1A, 5.20%, 01/15/51(1)	981,817	966,998
Mariner Finance Issuance, Class A, Series 2025-AA, 4.98%, 05/20/38(1)	780,000	784,932
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	525,000	525,522
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	560,000	565,123
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	835,000	842,151
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	8,987	9,002
Mpower Education Trust, Class A, Series 2025-A, 6.62%, 07/21/42(1)	396,663	403,082
MVW LLC, Class A, Series 2024-1A, 5.32%, 02/20/43(1)	102,255	103,286
MVW LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41(1)	231,391	224,540
NMEF Funding LLC, Class C, Series 2026-A, 4.71%, 02/15/34(1)	955,000	946,381
Octane Receivables Trust, Class A, Series 2025-RVM1, 4.48%, 12/20/46(1)	719,933	718,480
Octane Receivables Trust, Class A2, Series 2025-1A, 4.25%, 02/20/31(1)	810,000	809,658

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	$355,000	$355,716
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	24,831	24,919
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	100,042	100,087
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	270,000	275,259
Planet Fitness Master Issuer LLC, Class A2I, Series 2024-1A, 5.77%, 06/05/54(1)	561,450	565,164
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	91,466	93,142
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(9)	457,970	461,462
RCKT Mortgage Trust, Class A1A, Series 2024-CES3, 6.59%, 05/25/44(1)(2)(9)	546,719	552,413
RCKT Trust, Class C, Series 2025-1A, 5.16%, 07/25/34(1)	840,000	840,490
RCO X Mortgage LLC, Class A1, Series 2026-1, 5.54%, 03/25/31(1)	912,492	910,596
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	83,022	83,463
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	310,000	312,531
Scalelogix Abs US Issuer LLC, Class A2, Series 2025-1A, 5.67%, 07/25/55(1)	700,000	688,684
Sotheby’s Artfi Master Trust, Class A1, Series 2026-1A, 4.80%, 06/20/33(1)	925,000	923,486
Star Trust, Class A, Series 2025-SFR5, 5.11%, (1-Month SOFR + 1.45%), 02/17/42(1)(2)	339,552	339,648
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	985,000	992,722
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	700,000	695,126
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	755,000	748,072
Trafigura Securitisation Finance PLC, Class A2, Series 2024-1A, 5.98%, 11/15/27(1)	635,000	637,307
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	316,000	318,279
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	137,747	138,176
Upgrade Master Pass-Through Trust, Class A, Series 2025-ST4, 5.50%, 08/16/32(1)	458,644	459,617
Upx Hil Issuer Trust, Class A, Series 2025-1, 5.16%, 01/25/47(1)	324,420	323,786
US Bank NA, Class C, Series 2026-RVM1, 5.60%, 12/25/46(1)	763,497	757,260
Usq Rail III LLC, Class A, Series 2024-1A, 4.99%, 09/28/54(1)	364,340	359,495
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	250,000	256,019
Westlake Automobile Receivables Trust, Class B, Series 2024-1A, 5.55%, 11/15/27(1)	111,696	111,887
Westlake Automobile Receivables Trust, Class C, Series 2025-2A, 4.85%, 01/15/31(1)	700,000	703,733

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	$1,239,203	$1,182,062

Total Asset Backed Securities
(Cost $38,750,092)		38,798,891

TERM LOANS – 7.9%

Aerospace - 0.2%
Brown Group Holding LLC, 6.15%, (1-Month SOFR + 2.50%), 07/01/31(2)	16,702	16,810
Brown Group Holding LLC, 6.16%, (3-Month SOFR + 2.50%), 07/01/31(2)	35,434	35,664
Brown Group Holding LLC, 6.17%, (3-Month SOFR + 2.50%), 07/01/31(2)	22,864	23,013
Karman Holdings, Inc., 6.46%, (3-Month SOFR + 2.75%), 04/01/32(2)	259,350	260,862
PAC Aviation International, Inc., 6.92%, (3-Month SOFR + 3.25%), 10/28/30(2)	339,150	336,535
Vista Management Holding, Inc., 7.44%, (3-Month SOFR + 3.75%), 04/01/31(2)	149,295	148,361
Total Aerospace		821,245
Broadcasting - 0.2%
Directv Financing LLC, 9.18%, (3-Month SOFR + 5.51%), 08/02/29(2)	254,930	255,986
EOC Borrower LLC, 6.42%, (1-Month SOFR + 2.50%), 03/24/32(2)	282,863	284,383
Gray Media, Inc., 6.81%, (3-Month SOFR + 3.00%), 12/01/28(2)	183,544	184,328
Sinclair Television Group, Inc., 7.85%, (1-Month SOFR + 4.20%), 12/31/30(2)	224,433	203,463
Total Broadcasting		928,160
Cable/Wireless Video - 0.1%
Eagle Broadband Investments LLC, 6.93%, (1-Month SOFR + 3.26%), 11/12/27(2)	362,617	352,320
Chemicals - 0.2%
Lummus Technology Holdings V LLC, 6.17%, (3-Month SOFR + 2.50%), 12/31/29(2)	360,742	360,098
Nouryon Finance BV, 7.04%, (3-Month SOFR + 3.25%), 04/03/28(2)	297,070	295,770
USALCO LLC, 7.15%, (1-Month SOFR + 3.50%), 09/30/31(2)	199,498	199,772
Total Chemicals		855,640
Communication Services - 0.4%
Century DE Buyer LLC, 6.67%, (1-Month SOFR + 3.00%), 10/30/30(2)	394,139	388,534
CMG Media Corp., 7.27%, (3-Month SOFR + 3.60%), 06/18/29(2)	232,719	219,571
Cogeco Communications USA II LP, 6.92%, (1-Month SOFR + 3.25%), 09/18/30(2)	186,744	177,441
Level 3 Financing, Inc., 6.92%, (1-Month SOFR + 3.25%), 03/29/32(2)	215,000	215,998

Security Description	Principal	Value

TERM LOANS (continued)

Communication Services (continued)
McGraw-Hill Education, Inc., 6.42%, (3-Month SOFR + 2.75%), 08/06/31(2)	$157,081	$157,245
Numericable US LLC, 7.80%, (3-Month SOFR + 4.13%), 05/01/28(2)	183,458	184,604
TKO Worldwide Holdings LLC, 5.87%, (3-Month SOFR + 2.00%), 11/21/31(2)	138,950	139,481
Univision Communications, Inc., 7.29%, (1-Month SOFR + 3.50%), 01/31/29(2)	225,776	224,929
Total Communication Services		1,707,803
Consumer Discretionary - 0.7%
Beach Acquisition Bidco LLC, 6.92%, (3-Month SOFR + 3.25%), 09/13/32(2)	269,325	270,925
BIFM CA Buyer, Inc., 6.92%, (1-Month SOFR + 3.25%), 05/31/28(2)	167,950	168,685
ECL Entertainment LLC, 6.67%, (1-Month SOFR + 3.00%), 08/30/30(2)	217,458	217,152
Harbor Freight Tools USA, Inc., 5.92%, (1-Month SOFR + 2.25%), 06/11/31(2)	220,050	220,050
Hunter Douglas, Inc., 6.67%, (1-Month SOFR + 3.00%), 01/17/32(2)	294,504	292,243
KUEHG Corp., 6.42%, (1-Month SOFR + 2.75%), 06/12/30(2)	271,634	253,910
Lernen US Finco LLC, 7.16%, (1-Month SOFR + 3.50%), 10/27/31(2)	356,539	349,408
Mavis Tire Express Services Topco Corp., 6.67%, (1-Month SOFR + 3.00%), 05/04/28(2)	202,950	203,517
Motion Finco Sarl, 7.17%, (3-Month SOFR + 3.50%), 11/12/29(2)	152,124	135,200
TMF Sapphire Bidco BV, 6.40%, (1-Month SOFR + 2.75%), 05/03/28(2)	350,218	351,662
TruGreen LP, 7.77%, (6-Month SOFR + 4.10%), 11/02/27(2)	235,705	225,511
Wand NewCo 3, Inc., 6.17%, (3-Month SOFR + 2.50%), 01/30/31(2)	294,690	295,465
Total Consumer Discretionary		2,983,728
Consumer Durables - 0.1%
Gloves Buyer, Inc., 7.67%, (1-Month SOFR + 4.00%), 05/21/32(2)	238,800	239,073
White Cap Supply Holdings LLC, 7.17%, (1-Month SOFR + 3.50%), 02/10/33(2)	255,000	253,566
Total Consumer Durables		492,639
Consumer Non-Durables - 0.2%
Aggreko Holdings, Inc., 6.87%, (1-Month SOFR + 3.00%), 05/21/31(2)	361,173	363,385
AI Aqua Merger Sub, Inc., 6.16%, (1-Month SOFR + 2.50%), 07/30/28(2)	173,734	174,370
AI Aqua Merger Sub, Inc., 6.16%, (3-Month SOFR + 2.50%), 07/30/28(2)	173,734	174,370
Total Consumer Non-Durables		712,125
Consumer Staples - 0.1%
Del Monte Foods Corp. II, Inc., 8.10%, (1-Month SOFR + 4.35%), 08/02/28(2)(4)	4,389	230

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Consumer Staples (continued)
Del Monte Foods Corp. II, Inc., 8.17%, (1-Month SOFR + 4.35%), 08/02/28(2)(4)	$27,045	$1,420
Del Monte Foods Corp. II, Inc., 8.60%, (1-Month SOFR + 0.00%), 08/02/28(2)(4)(5)	72,377	1,538
Del Monte Foods Corp. II, Inc., 11.92%, (1-Month SOFR + 0.00%), 08/02/28(2)(4)(5)	13,808	7,042
Red SPV LLC, 5.92%, (1-Month SOFR + 2.25%), 03/15/32(2)	233,238	233,748
Total Consumer Staples		243,978
Consumer, Non-cyclical - 0.1%
Catawba Nation Gaming Authority, 8.41%, (SOFR + 0.00%), 03/29/32(2)	355,000	357,486
CHG Healthcare Services, Inc., 6.64%, (1-Month SOFR + 0.00%), 09/29/31(2)	85,000	84,788
Total Consumer, Non-cyclical		442,274
Diversified Media - 0.1%
Neptune Bidco US, Inc., 8.77%, (3-Month SOFR + 5.10%), 02/03/33(2)	365,000	358,180
Energy - 0.3%
AL GCX Fund VIII Holdings LLC, 5.67%, (1-Month SOFR + 2.00%), 01/30/32(2)	178,789	179,258
Blackfin Pipeline LLC, 6.69%, (1-Month SOFR + 3.00%), 09/29/32(2)	288,550	291,196
Freeport LNG Investments LLLP, 6.93%, (3-Month SOFR + 3.25%), 02/11/33(2)	290,000	290,816
M6 ETX Holdings II Midco LLC, 6.17%, (1-Month SOFR + 2.50%), 04/01/32(2)	166,853	167,642
Traverse Midstream Partners LLC, 6.17%, (3-Month SOFR + 2.50%), 02/16/28(2)	293,688	294,459
Traverse Midstream Partners LLC, 5.88%, (SOFR + 0.00%), 04/21/33(2)	220,000	220,619
Total Energy		1,443,990
Financials - 0.5%
Acrisure LLC, 6.67%, (3-Month SOFR + 3.00%), 11/06/30(2)	231,099	228,037
Ardonagh Group Finco Pty Ltd., 6.37%, (1-Month SOFR + 2.75%), 02/15/31(2)	202,972	200,647
Ardonagh Group Finco Pty Ltd., 6.42%, (3-Month SOFR + 2.75%), 02/15/31(2)	9,886	9,773
Broadstreet Partners Group LLC, 6.15%, (1-Month SOFR + 2.50%), 06/13/31(2)	355,457	353,632
CRC Insurance Group LLC, 6.42%, (3-Month SOFR + 2.75%), 05/06/31(2)	515,000	512,425
Focus Financial Partners LLC, 6.15%, (1-Month SOFR + 2.50%), 09/15/31(2)	352,495	350,275
Lannett Co., Inc., 2.00%, (SOFR + 0.00%), 06/16/30(2)(5)	1,292	1,092
NorthAB LLC, 6.17%, (3-Month SOFR + 2.50%), 11/24/28(2)	428,497	401,450
Total Financials		2,057,331

Security Description	Principal	Value

TERM LOANS (continued)

Food and Drug - 0.2%
Dechra Finance US LLC, 6.39%, (6-Month SOFR + 2.75%), 01/27/32(2)	$228,275	$229,084
EG America LLC, 6.90%, (1-Month SOFR + 3.25%), 02/10/31(2)	570,000	571,283
Total Food and Drug		800,367
Food/Tobacco - 0.2%
Aspire Bakeries Holdings LLC, 6.65%, (1-Month SOFR + 3.00%), 12/23/30(2)	202,950	204,346
Del Monte Foods Corp. II, Inc., 13.26%, (1-Month SOFR + 9.60%), 06/01/26(2)(5)	16,013	12,731
Nourish Buyer I, Inc., 7.67%, (3-Month SOFR + 4.00%), 07/09/32(2)	85,000	85,744
Pegasus Bidco BV, 6.44%, (3-Month SOFR + 0.00%), 07/12/29(2)	244,384	245,836
Snacking Investments US LLC, 6.66%, (3-Month SOFR + 3.00%), 10/29/32(2)	74,813	75,116
TreeHouse Foods, Inc., 7.90%, (1-Month SOFR + 4.25%), 02/04/33(2)	310,000	312,956
Total Food/Tobacco		936,729
Forest Prod/Containers - 0.1%
Clydesdale Acquisition Holdings, Inc., 6.85%, (1-Month SOFR + 3.18%), 04/13/29(2)	285,000	272,693
Graham Packaging Co, Inc., 5.90%, (1-Month SOFR + 2.25%), 01/26/33(2)	270,000	269,831
Total Forest Prod/Containers		542,524
Gaming/Leisure - 0.1%
Playtika Holding Corp., 6.54%, (1-Month SOFR + 2.86%), 03/13/28(2)	302,611	291,758
TRQ Sales LLC, 6.95%, (3-Month SOFR + 3.25%), 12/30/32(2)	160,000	157,400
Total Gaming/Leisure		449,158
Health Care - 0.8%
Agiliti Health, Inc., 6.58%, (3-Month SOFR + 3.00%), 05/01/30(2)	135,706	132,314
Amneal Pharmaceuticals LLC, 6.65%, (1-Month SOFR + 3.00%), 08/02/32(2)	169,150	170,101
Argent Finco LLC, 6.13%, (1-Month SOFR + 0.00%), 11/12/32(2)	230,000	230,754
Bausch + Lomb Corp., 7.40%, (1-Month SOFR + 3.75%), 01/15/31(2)	128,988	129,895
CNT Holdings I Corp., 6.17%, (3-Month SOFR + 2.25%), 11/08/32(2)	262,079	263,364
Endo Finance Holdings LP, 7.42%, (3-Month SOFR + 3.75%), 04/23/31(2)	29,550	29,284
Financiere Mendel SASU, 6.59%, (1-Month SOFR + 2.75%), 11/08/30(2)	54,313	54,695
Genmab A/S, 6.70%, (3-Month SOFR + 3.00%), 12/10/32(2)	73,125	73,669
Global Medical Response, Inc., 7.17%, (1-Month SOFR + 3.50%), 10/01/32(2)	303,918	305,423
Grifols International Services USA, Inc., 6.19%, (6-Month SOFR + 2.50%), 04/14/33(2)	500,000	501,740

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Health Care (continued)
Hopper Merger Sub, Inc., 5.92%, (3-Month SOFR + 2.25%), 04/07/33(2)	$255,000	$253,886
LifePoint Health, Inc., 7.15%, (6-Month SOFR + 3.50%), 05/16/31(2)	24,626	24,522
LifePoint Health, Inc., 7.42%, (1-Month SOFR + 3.75%), 05/16/31(2)	236,787	236,121
Lumexa Imaging, Inc., 6.70%, (3-Month SOFR + 3.00%), 12/17/32(2)	129,675	130,424
Modivcare Buyer LLC, 7.95%, (3-Month SOFR + 5.00%), 12/02/30(2)	13,862	12,533
PAREXEL International Corp., 6.40%, (1-Month SOFR + 2.75%), 12/12/31(2)	89,775	89,887
Southern Veterinary Partners LLC, 6.17%, (1-Month SOFR + 2.50%), 12/04/31(2)	272,134	271,949
Star Parent, Inc., 7.67%, (1-Month SOFR + 4.00%), 09/27/30(2)	198,001	198,311
Upstream Newco, Inc., 8.19%, (3-Month SOFR + 4.51%), 11/20/29(2)	212,632	198,397
VetStrategy Canada Holdings, Inc., 7.42%, (1-Month SOFR + 3.75%), 12/12/28(2)	103,678	103,768
Total Health Care		3,411,037
Housing - 0.0%(10)
LBM Acquisition LLC, 8.19%, (1-Month SOFR + 3.85%), 06/06/31(2)	229,416	192,824
Industrials - 0.6%
AlixPartners LLP, 5.67%, (1-Month SOFR + 2.00%), 08/12/32(2)	204,488	204,780
Allied Universal Holdco LLC, 6.92%, (1-Month SOFR + 3.25%), 08/20/32(2)	268,650	269,727
Arcline FM Holdings LLC, 6.42%, (1-Month SOFR + 2.75%), 06/23/30(2)	363,727	365,968
Chariot Buyer LLC, 6.42%, (1-Month SOFR + 2.75%), 09/08/32(2)	391,480	391,537
CPM Holdings, Inc, 8.20%, (3-Month SOFR + 4.50%), 09/28/28(2)	229,431	229,924
Green Infrastructure Partners, Inc., 6.42%, (3-Month SOFR + 2.75%), 09/24/32(2)(5)	150,000	150,562
OPENLANE, Inc., 6.37%, (3-Month SOFR + 2.50%), 10/08/32(2)	74,813	75,187
Rand Parent LLC, 6.67%, (3-Month SOFR + 3.00%), 03/18/30(2)	148,869	149,656
TK Elevator US Newco, Inc., 6.38%, (1-Month SOFR + 2.75%), 04/30/30(2)	207,908	209,915
TransDigm, Inc., 6.13%, (SOFR + 0.00%), 02/10/33(2)	125,000	125,348
White Cap Supply Holdings LLC, 6.92%, (3-Month SOFR + 3.25%), 10/19/29(2)	177,750	177,211
Total Industrials		2,349,815
Information Technology - 1.0%
Applied Systems, Inc., 5.95%, (3-Month SOFR + 2.25%), 02/24/31(2)	336,577	332,619
Applied Systems, Inc., 8.17%, (3-Month SOFR + 4.50%), 02/23/32(2)	10,000	9,946

Security Description	Principal	Value

TERM LOANS (continued)

Information Technology (continued)
Ascend Learning LLC, 6.72%, (3-Month SOFR + 3.00%), 12/11/28(2)	$181,557	$178,704
Central Parent LLC, 6.92%, (1-Month SOFR + 3.25%), 07/06/29(2)	254,058	117,120
Cloud Software Group, Inc., 6.92%, (1-Month SOFR + 3.25%), 03/21/31(2)	377,105	349,884
CompoSecure Holdings LLC, 5.92%, (1-Month SOFR + 2.25%), 01/14/33(2)	115,000	115,479
ConnectWise LLC, 7.43%, (1-Month SOFR + 3.76%), 09/29/28(2)	131,595	122,854
Delta Topco, Inc., 6.42%, (3-Month SOFR + 0.00%), 11/30/29(2)	214,456	207,000
Epicor Software Corp., 6.15%, (1-Month SOFR + 2.50%), 05/30/31(2)	189,519	187,269
Finastra USA, Inc., 7.42%, (3-Month SOFR + 3.75%), 09/15/32(2)	205,000	195,743
Gainwell Acquisition Corp., 7.77%, (3-Month SOFR + 4.10%), 10/01/27(2)	418,004	411,648
Genesys Cloud Services, Inc., 6.17%, (3-Month SOFR + 2.50%), 01/30/32(2)	268,390	259,969
ION Platform Finance US, Inc., 7.42%, (3-Month SOFR + 3.75%), 10/07/32(2)	220,000	177,021
Javelin Buyer, Inc., 6.41%, (3-Month SOFR + 2.75%), 12/05/31(2)	219,447	213,618
Project Ruby Ultimate Parent Corp., 6.54%, (3-Month SOFR + 2.86%), 03/10/28(2)	316,542	316,820
Proofpoint, Inc, 6.67%, (3-Month SOFR + 3.00%), 08/31/28(2)	260,870	253,736
Radiology Partners, Inc., 8.17%, (1-Month SOFR + 4.50%), 06/30/32(2)	253,725	250,158
RealPage, Inc., 6.96%, (3-Month SOFR + 3.26%), 04/24/28(2)	194,491	190,687
Rocket Software, Inc., 7.42%, (1-Month SOFR + 3.75%), 11/28/28(2)	186,443	178,271
UKG, Inc., 6.17%, (3-Month SOFR + 2.50%), 02/10/31(2)	165,930	160,393
Total Information Technology		4,228,939
Manufacturing - 0.4%
Columbus McKinnon Corp., 7.20%, (3-Month SOFR + 3.50%), 02/03/33(2)	119,208	119,556
Dynamo US Bidco, Inc., 6.94%, (1-Month SOFR + 3.25%), 09/30/31(2)	68,954	61,886
Indicor LLC, 6.20%, (3-Month SOFR + 2.50%), 11/22/29(2)	340,344	341,741
Innio North America Holding, Inc., 5.66%, (3-Month SOFR + 2.00%), 11/03/31(2)	480,000	481,877
Lsf12 Crown US Commercial Bidco LLC, 6.66%, (1-Month SOFR + 3.00%), 12/02/31(2)	236,097	237,720
Resilience Parent LLC, 6.13%, (3-Month SOFR + 2.50%), 02/28/33(2)	175,000	175,613
TK Elevator US Newco, Inc., 6.48%, (6-Month SOFR + 2.75%), 04/30/30(2)	280,000	282,509
Total Manufacturing		1,700,902

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Materials - 0.1%
INEOS US Finance LLC, 6.92%, (1-Month SOFR + 3.25%), 02/19/30(2)	$286,953	$267,942
Magnera Corp., 8.07%, (3-Month SOFR + 4.25%), 11/04/31(2)	247,351	238,817
Total Materials		506,759
Retail - 0.1%
Petco Health & Wellness Co, Inc., 7.95%, (3-Month SOFR + 4.25%), 01/22/31(2)	215,000	213,966
Pye-Barker Fire & Safety LLC, 0.00%, (SOFR + 0.00%), 12/16/32(11)(12)	24,700	24,829
Pye-Barker Fire & Safety LLC, 6.16%, (2-Month SOFR + 2.50%), 12/16/32(2)	165,300	166,166
Total Retail		404,961
Service - 0.6%
Cotiviti, Inc., 6.45%, (3-Month SOFR + 2.75%), 05/01/31(2)	206,251	190,009
DG Investment Intermediate Holdings 2, Inc., 6.90%, (1-Month SOFR + 3.25%), 07/09/32(2)	441,909	443,016
Ensemble RCM LLC, 6.66%, (3-Month SOFR + 3.00%), 02/09/33(2)	190,000	188,976
Fugue Finance LLC, 5.92%, (3-Month SOFR + 2.25%), 01/09/32(2)	368,004	367,360
Galileo Parent, Inc., 8.12%, (6-Month SOFR + 4.50%), 03/03/33(2)	370,000	370,464
Garda World Security Corp., 6.42%, (3-Month SOFR + 2.75%), 02/01/29(2)	519,684	520,009
GFL ES US LLC, 6.17%, (3-Month SOFR + 2.50%), 03/03/32(2)	115,000	115,395
OMNIA Partners LLC, 6.43%, (3-Month SOFR + 2.75%), 12/31/32(2)	78,804	79,346
Sweetwater Borrower LLC, 7.65%, (1-Month SOFR + 4.00%), 02/11/33(2)	105,000	105,460
Total Service		2,380,035
Technology - 0.1%
OAK-Eagle Acquireco, Inc., 7.13%, (SOFR + 0.00%), 03/24/33(2)	400,000	400,600
Utilities - 0.3%
Hamilton Projects Acquiror LLC, 6.17%, (3-Month SOFR + 2.50%), 05/30/31(2)	140,110	141,122
NRG Energy, Inc., 5.38%, (1-Month SOFR + 0.00%), 04/15/33(2)	120,000	120,585
Potomac Energy Center LLC, 6.41%, (3-Month SOFR + 2.75%), 08/05/32(2)	217,920	219,826
WEC US Holdings, Inc., 5.70%, (1-Month SOFR + 2.00%), 01/27/31(2)	978,467	981,696
Total Utilities		1,463,229
Wireless Communications - 0.1%
Viasat, Inc., 8.29%, (3-Month SOFR + 4.61%), 03/02/29(2)	215,574	216,835

Security Description	Principal	Value

TERM LOANS (continued)

Total Term Loans
(Cost $33,730,084)		$33,384,127
U.S. GOVERNMENT SECURITIES – 5.4%
U.S. Treasury Bond
4.63%, 02/15/55	$7,810,000	7,357,416
U.S. Treasury Note
4.63%, 06/30/26	2,635,000	2,638,867
4.00%, 07/31/29	5,995,000	6,007,529
4.25%, 01/31/30	4,280,000	4,322,048
3.88%, 07/31/30	1,705,000	1,697,441
4.00%, 02/15/34	1,040,000	1,021,780
Total U.S. Government Securities
(Cost $23,260,888)		23,045,081

EXCHANGE TRADED FUNDS - 0.9%
Debt Funds - 0.9%	Shares
iShares iBoxx USD High Yield Corporate Bond ETF	12,928	1,039,152
SPDR Bloomberg Barclays High Yield Bond ETF	30,537	2,956,898
Total Debt Funds		3,996,050
Total Exchange Traded Funds
(Cost $3,926,738)		3,996,050
PREFERRED STOCKS - 0.1%
Financials - 0.1%
Apollo Global Management, Inc., 6.75%	450	29,578
Ares Management Corp., Series B, 6.75%*	650	25,506
Bank of America Corp., Series L, 7.25%*	17	20,787
KKR & Co., Inc., Series D, 6.25%*	650	28,847
Wells Fargo & Co., Series L, 7.50%*	49	58,350
Total Financials		163,068
Health Care - 0.0%(10)
BrightSpring Health Services, Inc., 6.75%	154	24,338
Industrials - 0.0%(10)
Boeing Co., 6.00%*	900	64,980
Information Technology - 0.0%(10)
Hewlett Packard Enterprise Co., 7.63%*	600	45,972
Strategy, Inc., 8.00%*	320	25,037
Total Information Technology		71,009
Materials - 0.0%(10)
Albemarle Corp., 7.25%*	800	62,352
Real Estate - 0.0%(10)
EPR Properties, Series C, 5.75%*	1,400	34,874
Total Preferred Stocks
(Cost $390,204)		420,621

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 0.1%

Communication Services - 0.1%
Altice France SA*	6,745	$139,414
Consumer Discretionary - 0.0%(10)
West Marine (Rising Tide)*(5)	38	—
Health Care - 0.0%(10)
Lannett Co., Inc.*(5)	277	4,518
Modivcare Buyer LLC*(5)	2,671	17,361
Total Health Care		21,879
Industrials - 0.0%(10)
Kleopatra Finco Sarl (Luxembourg)*	36,594	54,674
Total Common Stocks
(Cost $156,443)		215,967
TOTAL INVESTMENTS - 98.1%
(Cost $412,818,653)		416,281,835
Other Assets in Excess of Liabilities - 1.9%		7,923,844
Net Assets - 100.0%		$424,205,679

†Principal disclosed in USD unless otherwise stated.

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2026, the aggregate value of these securities was $195,819,881, or 46.2% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.

Centrally cleared credit default swaps outstanding as of April 30, 2026 were as follows:

Reference Entity	Pay/Receive	Expiration Date	Notional Amount	(Pay)/ Receive Fixed Rate(1)	Payment Frequency	Counterparty	Value	Unrealized Appreciation/ (Depreciation)(2)
CDX.NA.HY.46	Receive	06/20/31	$(3,680,000)	5.0%	Quarterly	CITI Group Global Markets, Inc.	$262,254	$118,458

(1)The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(2)Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at April 30, 2026.

(3)Represents a zero coupon bond.  Rate shown reflects the effective yield.

(4)Security in default, no interest payments are being received.

(5)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(6)Perpetual security with no contractual maturity date.

(7)Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2026.

(8)Payment in-kind security, which may pay interest/dividends in additional par/shares and/or in cash.

(9)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(10)Amount rounds to less than 0.05%.

(11)The loan will settle after April 30, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.

(12)All or a portion of this security is subject to unfunded loan commitments.

Abbreviations:

CMT — Constant Maturity Treasury Index

EMTN — Euro Medium Term Note

ETF — Exchange Traded Fund

GMTN — Government Medium Term Note

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Currency Abbreviations

BRLBrazilian Real

CZKCzech Koruna

MXNMexican Peso

MYRMalaysian Ringgit

USDUnited States Dollar

ZARSouth African Rand

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio Composition
Asset Allocation as of 04/30/2026 (based on net assets)

Corporate Bonds	28.4%
Foreign Bonds	23.7%
Mortgage Backed Securities	22.4%
Asset Backed Securities	9.2%
Term Loans	7.9%
U.S. Government Securities	5.4%
Exchange Traded Funds	0.9%
Preferred Stocks	0.1%
Common Stocks	0.1%
Other Assets in Excess of Liabilities	1.9%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$120,634,280	$754	$120,635,034
Foreign Bonds	—	100,706,523	—	100,706,523
Mortgage Backed Securities	—	95,079,541	—	95,079,541
Asset Backed Securities	—	38,798,891	—	38,798,891
Term Loans	—	33,211,162	172,965	33,384,127
U.S. Government Securities	—	23,045,081	—	23,045,081
Exchange Traded Funds	3,996,050	—	—	3,996,050
Preferred Stocks	420,621	—	—	420,621
Common Stocks	139,414	54,674	21,879(1)	215,967
Swaps(2)	—	118,458	—	118,458
Total	$4,556,085	$411,648,610	$195,598	$416,400,293

(1) Includes internally fair valued securities currently priced at zero ($0).

(2) Swap contracts are valued at the net unrealized appreciation (depreciation).

Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2026.

Schedule of Investments — Virtus Private Credit Strategy ETF

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 56.8%

Financials - 56.8%
Ares Capital Corp.(1)	20,276	$388,488
Bain Capital Specialty Finance, Inc.(1)	36,069	495,588
Barings BDC, Inc.(1)	47,530	434,424
BCP Investment Corp.	27,869	219,886
BlackRock TCP Capital Corp.(1)	209,943	906,954
Blackstone Secured Lending Fund(1)	20,122	499,026
Capital Southwest Corp.(1)	19,069	457,656
Carlyle Secured Lending, Inc.	47,301	560,990
CION Investment Corp.	75,898	588,968
Crescent Capital BDC, Inc.(1)	38,128	519,303
Fidus Investment Corp.	25,843	490,242
FS KKR Capital Corp.	61,313	689,771
Gladstone Capital Corp.(1)	24,114	455,755
Gladstone Investment Corp.(1)	34,832	578,560
Goldman Sachs BDC, Inc.(1)	75,330	740,494
Golub Capital BDC, Inc.(1)	41,057	562,481
Hercules Capital, Inc.(1)	29,422	472,223
Horizon Technology Finance Corp.(1)	172,198	721,510
Main Street Capital Corp.(1)	4,567	255,021
MidCap Financial Investment Corp.(1)	46,867	553,499
Morgan Stanley Direct Lending Fund(1)	24,018	372,519
MSC Income Fund, Inc.	33,888	437,494
New Mountain Finance Corp.(1)	75,951	648,622
Nuveen Churchill Direct Lending Corp.	24,246	354,719
Oaktree Specialty Lending Corp.(1)	54,821	691,841
OFS Capital Corp.	78,665	318,593
Oxford Square Capital Corp.(1)	181,231	349,776
PennantPark Floating Rate Capital Ltd.(1)	63,677	571,183
PennantPark Investment Corp.(1)	140,528	660,482
Prospect Capital Corp.(1)	286,882	777,450
Runway Growth Finance Corp.(1)	82,215	553,307
Saratoga Investment Corp.(1)	21,863	509,408
Sixth Street Specialty Lending, Inc.(1)	22,607	443,097
SLR Investment Corp.	26,598	420,248
Stellus Capital Investment Corp.	51,503	498,034
TriplePoint Venture Growth BDC Corp.(1)	58,160	318,135
WhiteHorse Finance, Inc.	51,415	390,754
Total Financials		18,906,501
Total Common Stocks
(Cost $25,700,684)		18,906,501
CLOSED-END FUNDS(2) - 39.1%
Ares Dynamic Credit Allocation Fund, Inc.	29,146	366,948
BlackRock Debt Strategies Fund, Inc.(1)	43,717	438,482
BlackRock Floating Rate Income Trust	42,716	471,158
BlackRock Income Trust, Inc.	32,455	345,321
BlackRock Limited Duration Income Trust	26,260	337,441
BlackRock Technology and Private Equity Term Trust	71,567	568,242
Blackstone Senior Floating Rate Term Fund	26,959	355,050

Security Description	Shares	Value

CLOSED-END FUNDS(2 (continued)

Blackstone Strategic Credit Term Fund	29,859	$336,810
Eagle Point Credit Co., Inc.(1)	397,127	1,620,278
Eaton Vance Floating-Rate Income Trust	38,957	426,969
Eaton Vance Senior Income Trust	83,926	417,951
First Trust Senior Floating Rate Income Fund II	43,756	429,684
FS Credit Opportunities Corp.	77,996	409,479
Invesco Senior Income Trust	172,472	543,287
KKR Income Opportunities Fund(1)	41,233	467,582
Nuveen Credit Strategies Income Fund	96,499	468,985
Nuveen Floating Rate Income Fund	63,126	476,601
OFS Credit Co., Inc.(1)	392,323	1,235,817
Oxford Lane Capital Corp.(1)	177,118	1,842,027
Sound Point Meridian Capital, Inc.	56,996	575,660
XAI Octagon Floating Rate Alternative Income Trust	47,332	881,795
Total Closed-End Funds
(Cost $18,241,913)		13,015,567
SECURITIES LENDING COLLATERAL - 20.9%
Money Market Fund - 20.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(3)(4)
(Cost $6,940,015)	6,940,015	6,940,015
TOTAL INVESTMENTS - 116.8%
(Cost $50,882,612)		38,862,083
Liabilities in Excess of Other Assets - (16.8)%		(5,595,484)
Net Assets - 100.0%		$33,266,599

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $9,857,689; total market value of collateral held by the Fund was $9,926,965. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,986,950.

(2)Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2026.

Portfolio Composition
Asset Allocation as of 04/30/2026 (based on net assets)

Financials	56.8%
Closed-End Funds	39.1%
Money Market Fund	20.9%
Liabilities in Excess of Other Assets	(16.8)%
Total	100.0%

Schedule of Investments — Virtus Private Credit Strategy ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$18,906,501	$—	$—	$18,906,501
Closed-End Funds	13,015,567	—	—	13,015,567
Money Market Fund	6,940,015	—	—	6,940,015
Total	$38,862,083	$—	$—	$38,862,083

Schedule of Investments — Virtus Real Asset Income ETF

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 98.2%

Communication Services - 3.1%
KT Corp. (South Korea)(1)	8,856	$189,784
Mobile TeleSystems PJSC (Russia)*(2)	387,202	0
TIM SA (Brazil)(1)	7,333	190,218
Turkcell Iletisim Hizmetleri AS (Turkey)(1)	30,666	193,809
Total Communication Services		573,811
Consumer Staples - 2.0%
Cal-Maine Foods, Inc.(3)	2,443	188,746
Fresh Del Monte Produce, Inc.	4,487	187,961
Total Consumer Staples		376,707
Energy - 33.8%
Alliance Resource Partners LP	6,737	179,272
APA Corp.(3)	4,825	196,522
BP PLC(1)	4,322	204,776
California Resources Corp.	2,950	201,367
Canadian Natural Resources Ltd. (Canada)	3,892	185,610
Cenovus Energy, Inc. (Canada)	7,596	222,107
DT Midstream, Inc.	1,374	203,338
Energy Transfer LP	9,880	199,477
Halliburton Co.	5,020	212,346
Hess Midstream LP Class A	4,695	183,575
HF Sinclair Corp.	3,177	213,526
HighPeak Energy, Inc.	29,194	197,935
Kinetik Holdings, Inc.(3)	4,111	207,770
Magnolia Oil & Gas Corp. Class A	6,090	184,162
Matador Resources Co.	3,200	203,008
MPLX LP	3,210	180,627
Murphy Oil Corp.(3)	5,007	209,092
Northern Oil & Gas, Inc.(3)	6,584	178,821
Ovintiv, Inc.	3,307	203,546
Permian Resources Corp. Class A	9,453	204,374
Plains All American Pipeline LP	8,646	199,031
Plains GP Holdings LP Class A*(3)	7,929	193,864
RPC, Inc.	27,329	215,353
Select Water Solutions, Inc.	13,049	218,310
Shell PLC(1)	2,076	188,231
SLB Ltd.	3,824	217,509
SM Energy Co.	6,482	201,136
Tenaris SA(1)	3,298	210,742
VAALCO Energy, Inc.(3)	31,072	204,143
Western Midstream Partners LP	4,496	195,486
Williams Cos., Inc. (The)	2,559	195,277
Total Energy		6,210,333
Financials - 1.0%
Chicago Atlantic Real Estate Finance, Inc.	15,185	180,853
Information Technology - 1.2%
Ituran Location and Control Ltd. (Israel)	3,698	213,005

Security Description	Shares	Value

COMMON STOCKS (continued)

Materials - 7.7%
Anglogold Ashanti PLC (Australia)	2,199	$206,112
Cabot Corp.(3)	2,750	211,640
Mosaic Co. (The)	7,819	181,948
Stepan Co.	4,000	200,120
SunCoke Energy, Inc.	31,071	211,904
Sylvamo Corp.	4,873	208,224
Westlake Corp.	1,736	200,126
Total Materials		1,420,074
Real Estate - 32.2%
Acadia Realty Trust	9,695	209,606
Agree Realty Corp.(3)	2,486	191,695
American Tower Corp.	1,066	194,769
Apple Hospitality REIT, Inc.	15,836	213,311
Brixmor Property Group, Inc.	6,528	196,428
Camden Property Trust	1,918	201,428
CubeSmart	5,068	205,153
EPR Properties	3,793	211,687
Essex Property Trust, Inc.	776	204,251
Getty Realty Corp.(3)	5,851	193,785
Host Hotels & Resorts, Inc.	9,837	207,856
Independence Realty Trust, Inc.	12,445	202,978
Invitation Homes, Inc.	7,604	218,767
Kimco Realty Corp.	8,294	196,070
Kite Realty Group Trust	7,644	199,967
Mid-America Apartment Communities, Inc.	1,538	198,679
Park Hotels & Resorts, Inc.	18,035	206,861
Public Storage	693	209,598
Rayonier, Inc.	9,377	198,886
Realty Income Corp.	3,094	198,759
Rexford Industrial Realty, Inc.	5,442	195,313
Ryman Hospitality Properties, Inc.	2,049	215,329
Summit Hotel Properties, Inc.	43,186	214,634
Sunstone Hotel Investors, Inc.	20,669	202,970
Urban Edge Properties	9,303	203,922
VICI Properties, Inc.	6,960	203,232
Weyerhaeuser Co.	8,130	199,348
Whitestone REIT	11,609	219,874
Xenia Hotels & Resorts, Inc.	12,765	207,687
Total Real Estate		5,922,843
Utilities - 17.2%
Alliant Energy Corp.(3)	2,722	199,876
Ameren Corp.	1,761	200,138
American Electric Power Co., Inc.	1,471	201,689
Axia Energia SA (Brazil)(1)	16,888	211,944
Brookfield Infrastructure Partners LP (Canada)	5,295	189,826
Cia Energetica de Minas Gerais (Brazil)(1)	80,126	201,918
CMS Energy Corp.	2,523	193,615
DTE Energy Co.	1,323	200,686
Edison International	2,665	185,191

Schedule of Investments — Virtus Real Asset Income ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Utilities (continued)
Enel Chile SA (Chile)(1)	47,191	$213,775
Eversource Energy	2,783	196,758
Exelon Corp.	3,991	183,546
New Jersey Resources Corp.	3,489	196,466
TXNM Energy, Inc.	3,223	190,350
WEC Energy Group, Inc.(3)	1,680	198,139
Xcel Energy, Inc.	2,446	202,896
Total Utilities		3,166,813
Total Common Stocks
(Cost $16,637,424)		18,064,439
SECURITIES LENDING COLLATERAL - 2.2%
Money Market Fund - 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(4)(5)
(Cost $404,404)	404,404	404,404
TOTAL INVESTMENTS - 100.4%
(Cost $17,041,828)		18,468,843
Liabilities in Excess of Other Assets - (0.4)%		(78,323)
Net Assets - 100.0%		$18,390,520

*Non-income producing security.

(1)American Depositary Receipts.

(2)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,095,417; total market value of collateral held by the Fund was $2,119,053. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,714,649.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of April 30, 2026.

Portfolio Composition
Asset Allocation as of 04/30/2026 (based on net assets)

Energy	33.8%
Real Estate	32.2%
Utilities	17.2%
Materials	7.7%
Communication Services	3.1%
Consumer Staples	2.0%
Information Technology	1.2%
Financials	1.0%
Money Market Fund	2.2%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$18,064,439	$—	$—(1)	$18,064,439
Money Market Fund	404,404	—	—	404,404
Total	$18,468,843	$—	$—	$18,468,843

(1)Includes internally fair valued securities currently priced at zero ($0).

The value of level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of April 30, 2026.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2026.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus Biotech Clinical Trials ETF	Virtus Biotech ETF
Assets:
Investments, at cost	$124,072,246	$2,901,600,799	$32,701,285	$50,989,713
Investments, at value (including securities on loan)(a)	118,304,656	2,947,602,877	38,153,590	60,880,261
Cash	803	9,907	47,005	280,665
Due from brokers	—	78,407	—	—
Receivables:
Dividends and interest	33,712	426,703	—	—
Capital shares sold	—	4,284,913	—	—
Securities lending	—	—	1,533	10,150
Tax reclaim	—	176,093	3,637	284
Investment securities sold	—	47,223,444	—	206
Prepaid expenses	403	403	403	403
Total Assets	118,339,574	2,999,802,747	38,206,168	61,171,969
Liabilities:
Bank borrowings	—	643,044,988	—	—
Payables:
Investment securities purchased	—	8,220,307	—	—
Collateral for securities on loan	—	—	852,188	1,868,134
Advisory fees	42,481	1,487,768	19,464	16,068
Total Liabilities	42,481	652,753,063	871,652	1,884,202
Net Assets	$118,297,093	$2,347,049,684	$37,334,516	$59,287,767
Net Assets Consist of:
Paid-in capital	$138,547,978	$2,335,364,116	$86,029,693	$62,924,781
Total distributable earnings (accumulated deficit)	(20,250,885)	11,685,568	(48,695,177)	(3,637,014)
Net Assets	$118,297,093	$2,347,049,684	$37,334,516	$59,287,767
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	6,650,004	109,550,004	850,004	700,004
Net asset value per share	$17.79	$21.42	$43.92	$84.70
(a)Market value of securities on loan	$—	$—	$5,826,247	$11,104,391

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF
Assets:
Investments, at cost	$412,818,653	$50,882,612	$17,041,828
Investments, at value (including securities on loan)(a)	416,281,835	38,862,083	18,468,843
Cash	8,782,352	1,260,759	302,555
Due from brokers	262,255	—	—
Receivables:
Dividends and interest	4,184,237	91,894	28,106
Investment securities sold	493,948	812,037	—
Securities lending	—	13,100	750
Tax reclaim	—	—	2,335
Variation margin on centrally cleared swap contracts	188,467	—	—
Prepaid expenses	45,662	346	346
Total Assets	430,238,756	41,040,219	18,802,935
Liabilities:
Payables:
Investment securities purchased	5,542,718	—	—
Collateral for securities on loan	—	6,940,015	404,404
Capital shares	—	811,370	—
Insurance fees	4,194	—	—
Advisory fees	132,089	22,235	8,011
Transfer agent fees	68,330	—	—
Accounting and administration fees	157,234	—	—
Custody fees	13,490	—	—
Professional fees	37,214	—	—
Pricing fees	60,275	—	—
Report to shareholder fees	4,787	—	—
Trustee fees	12,746	—	—
Total Liabilities	6,033,077	7,773,620	412,415
Net Assets	$424,205,679	$33,266,599	$18,390,520
Net Assets Consist of:
Paid-in capital	$425,105,701	$61,734,993	$62,421,694
Total distributable earnings (accumulated deficit)	(900,022)	(28,468,394)	(44,031,174)
Net Assets	$424,205,679	$33,266,599	$18,390,520
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	18,500,004	2,050,004	650,004
Net asset value per share	$22.93	$16.23	$28.29
(a)Market value of securities on loan	$—	$9,857,689	$2,095,417

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7)

For the Six Months Ended April 30, 2026 (unaudited)

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus Biotech Clinical Trials ETF	Virtus Biotech ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$2,959,866	$79,984,193	$118,507	$19,763
Interest income	9,203	935,414	1,077	2,454
Securities lending, net of fees	—	—	14,170	35,737
Total Investment Income	2,969,069	80,919,607	133,754	57,954
Expenses:
Advisory fees	242,468	8,377,276	119,957	132,701
Interest expenses	—	12,534,984	—	—
Total Expenses	242,468	20,912,260	119,957	132,701
Net Investment Income (Loss)	2,726,601	60,007,347	13,797	(74,747)
Net Realized Gain (Loss) on:
Investments	367,140	23,960,145	4,050,947	3,391,425
In-kind redemptions	298,199	4,633,350	3,751,080	—
Total Net Realized Gain	665,339	28,593,495	7,802,027	3,391,425
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(2,168,461)	22,996,016	1,235,901	1,998,257
Total Change in Net Unrealized Appreciation (Depreciation)	(2,168,461)	22,996,016	1,235,901	1,998,257
Net Realized and Change in Unrealized Gain (Loss)	(1,503,122)	51,589,511	9,037,928	5,389,682
Net Increase in Net Assets Resulting from Operations	$1,223,479	$111,596,858	$9,051,725	$5,314,935
Foreign withholding taxes	$7,613	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Six Months Ended April 30, 2026 (unaudited)

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$163,715	$2,033,150	$241,823
Interest income	10,759,390	11,130	3,778
Securities lending, net of fees	—	86,199	11,552
Total Investment Income	10,923,105	2,130,479	257,153
Expenses:
Advisory fees	829,660	158,188	44,746
Accounting and administration fees	76,047	—	—
Pricing fees	36,254	—	—
Transfer agent fees	24,390	—	—
Professional fees	20,889	—	—
Report to shareholders fees	6,759	—	—
Custody fees	6,523	—	—
Trustee fees	4,880	—	—
Exchange listing fees	4,621	—	—
Insurance fees	1,381	—	—
Other expenses	324	—	—
Total Expenses	1,011,728	158,188	44,746
Less expense waivers/reimbursements	(108,322)	—	—
Net Expenses	903,406	158,188	44,746
Net Investment Income	10,019,699	1,972,291	212,407
Net Realized Gain (Loss) on:
Investments	437,744	(2,332,109)	19,245
In-kind redemptions	—	(951,126)	—
Swaps	(34,118)	—	—
Foreign currency transactions	22,167	—	—
Total Net Realized Gain (Loss)	425,793	(3,283,235)	19,245
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(2,989,759)	(1,013,127)	3,219,069
Swaps	110,067	—	—
Foreign currency translations	3,195	—	19
Total Change in Net Unrealized Appreciation (Depreciation)	(2,876,497)	(1,013,127)	3,219,088
Net Realized and Change in Unrealized Gain (Loss)	(2,450,704)	(4,296,362)	3,238,333
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,568,995	$(2,324,071)	$3,450,740
Foreign withholding taxes	$—	$—	$4,829

Statements of Changes in Net Assets (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF		Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$2,726,601	$5,758,971	$60,007,347	$97,923,140
Net realized gain	665,339	599,603	28,593,495	32,755,523
Net change in unrealized appreciation (depreciation)	(2,168,461)	(5,493,114)	22,996,016	(61,568,355)
Net increase in net assets resulting from operations	1,223,479	865,460	111,596,858	69,110,308
Distributions to Shareholders	(4,461,003)	(7,600,118)	(102,765,629)	(131,265,207)
Distributions to Shareholders from return of capital	—	(109,888)	—	(16,802,176)
Total distributions	(4,461,003)	(7,710,006)	(102,765,629)	(148,067,383)
Shareholder Transactions:
Proceeds from shares sold	17,883,951	21,862,552	508,949,395	590,076,217
Cost of shares redeemed	(3,603,624)	(22,408,631)	(30,339,542)	(31,774,788)
Net increase (decrease) in net assets resulting from shareholder transactions	14,280,327	(546,079)	478,609,853	558,301,429
Increase (decrease) in net assets	11,042,803	(7,390,625)	487,441,082	479,344,354
Net Assets:
Beginning of period/year	107,254,290	114,644,915	1,859,608,602	1,380,264,248
End of period/year	$118,297,093	$107,254,290	$2,347,049,684	$1,859,608,602
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	5,850,004	5,850,004	87,350,004	61,400,004
Shares sold	1,000,000	1,200,000	23,650,000	27,450,000
Shares redeemed	(200,000)	(1,200,000)	(1,450,000)	(1,500,000)
Shares outstanding, end of period/year	6,650,004	5,850,004	109,550,004	87,350,004

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Biotech Clinical Trials ETF		Virtus Biotech ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$13,797	$(36,215)	$(74,747)	$(134,237)
Net realized gain (loss)	7,802,027	(946,721)	3,391,425	(224,338)
Net change in unrealized appreciation	1,235,901	5,638,213	1,998,257	5,305,906
Net increase in net assets resulting from operations	9,051,725	4,655,277	5,314,935	4,947,331
Distributions to Shareholders	(524,355)	(83,816)	—	—
Shareholder Transactions:
Proceeds from shares sold	17,721,936	21,952,395	24,127,085	2,759,530
Cost of shares redeemed	(9,902,435)	(16,857,035)	—	—
Net increase in net assets resulting from shareholder transactions	7,819,501	5,095,360	24,127,085	2,759,530
Increase in net assets	16,346,871	9,666,821	29,442,020	7,706,861
Net Assets:
Beginning of period/year	20,987,645	11,320,824	29,845,747	22,138,886
End of period/year	$37,334,516	$20,987,645	$59,287,767	$29,845,747
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	650,004	400,004	400,004	350,004
Shares sold	450,000	1,150,000	300,000	50,000
Shares redeemed	(250,000)	(900,000)	—	—
Shares outstanding, end of period/year	850,004	650,004	700,004	400,004

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF		Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$10,019,699	$15,300,414	$1,972,291	$6,745,344
Net realized gain (loss)	425,793	(638,884)	(3,283,235)	(2,236,320)
Net change in unrealized appreciation (depreciation)	(2,876,497)	5,824,635	(1,013,127)	(8,317,090)
Net increase (decrease) in net assets resulting from operations	7,568,995	20,486,165	(2,324,071)	(3,808,066)
Distributions to Shareholders	(10,152,985)	(14,753,080)	(3,771,381)	(6,549,071)
Shareholder Transactions:
Proceeds from shares sold	100,165,577	149,969,920	2,558,686	18,633,928
Cost of shares redeemed	—	(20,366,290)	(14,447,402)	(8,922,535)
Net increase (decrease) in net assets resulting from shareholder transactions	100,165,577	129,603,630	(11,888,716)	9,711,393
Increase (decrease) in net assets	97,581,587	135,336,715	(17,984,168)	(645,744)
Net Assets:
Beginning of period/year	326,624,092	191,287,377	51,250,767	51,896,511
End of period/year	$424,205,679	$326,624,092	$33,266,599	$51,250,767
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	14,150,004	8,450,004	2,750,004	2,350,004
Shares sold	4,350,000	6,600,000	150,000	850,000
Shares redeemed	—	(900,000)	(850,000)	(450,000)
Shares outstanding, end of period/year	18,500,004	14,150,004	2,050,004	2,750,004

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$212,407	$470,815
Net realized gain (loss)	19,245	(440,589)
Net change in unrealized appreciation	3,219,088	552,573
Net increase in net assets resulting from operations	3,450,740	582,799
Distributions to Shareholders	(343,209)	(839,499)
Shareholder Transactions:
Proceeds from shares sold	—	1,163,414
Cost of shares redeemed	—	(1,154,515)
Net increase in net assets resulting from shareholder transactions	—	8,899
Increase (decrease) in net assets	3,107,531	(247,801)
Net Assets:
Beginning of period/year	15,282,989	15,530,790
End of period/year	$18,390,520	$15,282,989
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	650,004	650,004
Shares sold	—	50,000
Shares redeemed	—	(50,000)
Shares outstanding, end of period/year	650,004	650,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows (FORM N-CSR ITEM 7)

For the Six months Ended April 30, 2026 (unaudited)

Virtus InfraCap U.S. Preferred Stock ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$111,596,858
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term investment securities	(628,565,422)
Proceeds from long-term sales of investments	650,301,779
Increase (decrease) in payable for investment securities purchased	6,264,420
Increase (decrease) in receivable for investment securities sold	(43,818,432)
Net proceeds (purchases) of short-term investment securities	(16,549,292)
Net realized (gain) loss on investments	(23,960,145)
Net realized (gain) loss on in-kind redemptions	(4,633,350)
Net change in unrealized (appreciation) depreciation on investments	(22,996,016)
(Increase) decrease in due from broker	(55,012)
(Increase) decrease in dividends and interest receivable	1,052,444
(Increase) decrease in prepaid expenses	(58)
(Increase) decrease in tax reclaim receivable	(55,994)
(Increase) decrease in advisory fees payable	226,561
Net cash provided by (used in) operating activities	28,808,341

Cash Flows provided by (used in) Financing Activities:
Due to custodian	(15,373,915)
Proceeds from borrowings	190,131,533
Payments for fund shares sold in excess of in-kind creations	(100,790,423)
Distributions paid	(102,765,629)
Net cash provided by (used in) financing activities	(28,798,434)
Net increase (decrease) in cash	9,907
Cash, beginning of year	—
Cash, end of period	$9,907

Supplemental information:
Interest paid on borrowings	$12,534,984

Non-cash financing activities:	$—
In-kind creations — Issued	612,564,126
In-kind creations — Redeemed	36,384,303

Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$18.33	$19.60	$16.40	$16.38	$24.32	$21.71
Investment operations:
Net investment income[1]	0.45	1.07	0.91	1.13	0.68	0.63
Net realized and unrealized gain (loss)	(0.26)	(0.90)	3.73	0.33	(7.18)	3.42
Total from investment operations	0.19	0.17	4.64	1.46	(6.50)	4.05
Less Distributions from:						1.44
Net investment income	(0.73)	(1.42)	(1.04)	(1.07)	(0.96)	(1.44)
Return of capital	—	(0.02)	(0.40)	(0.37)	(0.48)	—
Total distributions	(0.73)	(1.44)	(1.44)	(1.44)	(1.44)	(1.44)
Net Asset Value, End of period	$17.79	$18.33	$19.60	$16.40	$16.38	$24.32
Net Asset Value Total Return[2]	1.08%	1.15%	29.17%	8.84%	(27.70)%	18.93%
Net assets, end of period (000’s omitted)	$118,297	$107,254	$114,645	$56,564	$54,064	$87,539
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	5.06%[3]	5.79%	4.89%	6.51%	3.25%	2.61%
Portfolio turnover rate[4]	3%[5]	10%	14%	14%	79%	144%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

5Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.29	$22.48	$18.32	$18.62	$25.16	$19.26
Investment operations:
Net investment income[1]	0.61	1.35	1.15	1.48	1.50	1.18
Net realized and unrealized gain (loss)	0.55	(0.50)	5.02	0.20 [2]	(6.09)	6.62
Total from investment operations	1.16	0.85	6.17	1.68	(4.59)	7.80
Less Distributions from:						1.90
Net investment income	(1.03)	(1.60)	(1.58)	(1.62)	(1.95)	(1.59)
Net realized gains	—	(0.21)	(0.31)	—	—	(0.26)
Return of capital	—	(0.23)	(0.12)	(0.36)	—	(0.05)
Total distributions	(1.03)	(2.04)	(2.01)	(1.98)	(1.95)	(1.90)
Net Asset Value, End of period	$21.42	$21.29	$22.48	$18.32	$18.62	$25.16
Net Asset Value Total Return[3]	5.61%	4.11%	34.95%	9.15%	(19.28)%	41.52%
Net assets, end of period (000’s omitted)	$2,347,050	$1,859,609	$1,380,264	$609,278	$456,136	$527,121
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	2.00%[4]	2.11%[5]	2.48%[6]	2.52%[7]	1.40%[8]	1.21%[9]
Net investment income	5.73%[4]	6.29%	5.44%	7.71%	6.64%	4.93%
Portfolio turnover rate[10]	24%[11]	58%	62%	26%	22%	35%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets include interest expense fees of 1.31%.

6The ratios of expenses to average net assets include interest expense fees of 1.68%.

7The ratios of expenses to average net assets include interest expense fees of 1.72%.

8The ratios of expenses to average net assets include interest expense fees of 0.60%.

9The ratios of expenses to average net assets include interest expense fees of 0.41%.

10Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

11Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Biotech Clinical Trials ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$32.29	$28.30	$17.86	$25.88	$44.36	$38.97
Investment operations:
Net investment income (loss)[1]	0.02	(0.07)	(0.01)	0.05	(0.16)	(0.26)
Net realized and unrealized gain (loss)	12.27	4.30	10.53	(8.07)	(18.32)	5.65
Total from investment operations	12.29	4.23	10.52	(8.02)	(18.48)	5.39
Less Distributions from:
Net investment income	(0.66)	(0.24)	(0.08)	—	—	—
Total distributions	(0.66)	(0.24)	(0.08)	—	—	—
Net Asset Value, End of period	$43.92	$32.29	$28.30	$17.86	$25.88	$44.36
Net Asset Value Total Return[2]	38.26%	15.21%	59.09%	(31.01)%	(41.66)%	13.85%
Net assets, end of period (000’s omitted)	$37,335	$20,988	$11,321	$8,035	$18,116	$35,490
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.74%[3]	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income (loss)	0.08%[3]	(0.31)%	(0.05)%	0.22%	(0.56)%	(0.53)%
Portfolio turnover rate[4]	38%[5]	53%	77%	66%	61%	76%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

5Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Biotech ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$74.61	$63.25	$46.67	$46.71	$51.83	$48.19
Investment operations:
Net investment loss[1]	(0.00)[2]	(0.36)	(0.27)	(0.32)	(0.26)	(0.30)
Net realized and unrealized gain (loss)	10.09	11.72	16.85	0.28	(4.86)	3.94
Total from investment operations	10.09	11.36	16.58	(0.04)	(5.12)	3.64
Net Asset Value, End of period	$84.70	$74.61	$63.25	$46.67	$46.71	$51.83
Net Asset Value Total Return[3]	13.51%	17.96%	35.53%	(0.09)%	(9.88)%	7.56%
Net assets, end of period (000’s omitted)	$59,288	$29,846	$22,139	$14,001	$16,349	$23,325
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.60%[4]	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment loss	(0.34)%[4]	(0.57)%	(0.47)%	(0.63)%	(0.59)%	(0.57)%
Portfolio turnover rate[5]	17%[6]	29%	46%	49%	48%	44%

1Based on average shares outstanding.

2Amount is less than $0.005 per share.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.08	$22.64	$21.16	$21.43	$25.21	$24.66
Investment operations:
Net investment income[1]	0.62	1.36	1.36	1.31	0.90	0.89
Net realized and unrealized gain (loss)	(0.14)	0.38	1.45	(0.33)	(3.80)	0.50
Total from investment operations	0.48	1.74	2.81	0.98	(2.90)	1.39
Less Distributions from:
Net investment income	(0.63)	(1.30)	(1.33)	(1.25)	(0.88)	(0.84)
Total distributions	(0.63)	(1.30)	(1.33)	(1.25)	(0.88)	(0.84)
Net Asset Value, End of period	$22.93	$23.08	$22.64	$21.16	$21.43	$25.21
Net Asset Value Total Return[2]	2.09%	8.01%	13.51%	4.56%	(11.72)%	5.71%
Net assets, end of period (000’s omitted)	$424,206	$326,624	$191,287	$47,619	$41,793	$20,171
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%[4]
Expenses, prior to expense waivers	0.55%[3]	0.58%	0.72%	0.80%	1.02%	1.21%[4]
Net investment income	5.43%[3]	6.00%	6.07%	5.95%	3.92%	3.52%
Portfolio turnover rate[5]	27%[6]	91%	92%	138%	84%	107%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$18.64	$22.08	$20.46	$20.70	$25.99	$17.37
Investment operations:
Net investment income[1]	0.80	2.55	2.52	2.51	2.13	1.71
Net realized and unrealized gain (loss)	(1.66)	(3.52)	1.43	(0.30)	(5.33)	8.62
Total from investment operations	(0.86)	(0.97)	3.95	2.21	(3.20)	10.33
Less Distributions from:
Net investment income	(1.55)	(2.47)	(1.57)	(2.45)	(2.09)	(1.71)
Net realized gains	—	—	(0.76)	—	—	—
Total distributions	(1.55)	(2.47)	(2.33)	(2.45)	(2.09)	(1.71)
Net Asset Value, End of period	$16.23	$18.64	$22.08	$20.46	$20.70	$25.99
Net Asset Value Total Return[2]	(4.49)%	(5.06)%	19.85%	11.22%	(12.75)%	61.32%
Net assets, end of period (000’s omitted)	$33,267	$51,251	$51,897	$26,594	$21,735	$31,189
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.75%[3,4]	0.75%[4]	0.75%[4]	0.75%[4]	0.75%	0.75%
Net investment income	9.35%[3,4]	12.19%[4]	11.26%[4]	11.85%[4]	8.97%	7.27%
Portfolio turnover rate[5]	16%[6]	32%	29%	40%	27%	34%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4The fund indirectly bears its proportionate shares of expenses and net investment income of any underlying funds in which the Fund invests. Such expenses and income are not included in the calculation of this ratio.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.51	$23.89	$21.65	$23.29	$26.84	$18.67
Investment operations:
Net investment income[1]	0.33	0.75	1.13	0.73	0.93	0.57
Net realized and unrealized gain (loss)	4.98	0.20	2.47	(1.17)[2]	(3.61)	8.66
Total from investment operations	5.31	0.95	3.60	(0.44)	(2.68)	9.23
Less Distributions from:
Net investment income	(0.53)	(1.33)	(1.36)	(1.20)	(0.87)	(1.06)
Total distributions	(0.53)	(1.33)	(1.36)	(1.20)	(0.87)	(1.06)
Net Asset Value, End of period	$28.29	$23.51	$23.89	$21.65	$23.29	$26.84
Net Asset Value Total Return[3]	23.01%	4.20%	16.89%	(2.15)%	(10.25)%	50.16%
Net assets, end of period (000’s omitted)	$18,391	$15,283	$15,531	$17,320	$45,420	$139,583
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%[4]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.61%[4]	3.21%	4.80%	3.06%	3.52%	2.30%
Portfolio turnover rate[5]	57%[6]	57%	67%	88%	70%	66%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

April 30, 2026 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2026, nine funds of the Trust are offered for sale. The InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Biotech Clinical Trials ETF (formerly Virtus LifeSci Biotech Clinical Trials ETF), Virtus Biotech ETF (formerly Virtus LifeSci Biotech Products ETF), Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF and Virtus Real Asset Income ETF (each a “Fund” and collectively, the “Funds”) are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Funds	Investment objective(s)
InfraCap REIT Preferred ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.
Virtus InfraCap U.S. Preferred Stock ETF	Seeks current income and, secondarily, capital appreciation.
Virtus Biotech Clinical Trials ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index.
Virtus Biotech ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index.
Virtus Newfleet Multi-Sector Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Private Credit Strategy ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index.
Virtus Real Asset Income ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index.

There is no guarantee that a Fund will achieve its objective(s).

Effective February 27, 2026, the Virtus LifeSci Biotech Clinical Trials ETF changed its name to Virtus Biotech Clinical Trials ETF and the Virtus LifeSci Biotech Products ETF changed its name to Virtus Biotech ETF.

InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF are “non-diversified” Funds, as defined under the 1940 Act, as of the period ended April 30, 2026. Virtus Private Credit Strategy ETF is a “fund of funds,” meaning it will generally invest its assets in other registered investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA” or the “Adviser”) with respect to each Fund to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Funds’ investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Adviser are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value (“NAV”) each business day. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of each Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2026, is disclosed at the end of each Fund’s Schedule of Investments.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

(f) Foreign Taxes

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(g) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(h) Short Sales

The Virtus InfraCap U.S. Preferred Stock ETF may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(j) Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(k) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

(l) Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(m) Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

At April 30, 2026, the following Funds had securities on loan:

Funds	Market Value	Cash Collateral	Non Cash Collateral(a)	Net Amount(b)
Virtus Biotech Clinical Trials ETF	$5,826,247	$852,188	$5,011,843	$0
Virtus Biotech ETF	11,104,391	1,868,134	9,392,990	0
Virtus Private Credit Strategy ETF	9,857,689	6,940,015	2,986,950	0
Virtus Real Asset Income ETF	2,095,417	404,404	1,714,649	0

(a)Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)Net amount represents the net amount receivable due from the counterparty in the event of default.

Funds not listed in table above did not have any securities on loan at April 30, 2026.

The following table presents the contract value of securities lending transactions and the type of collateral provided to counterparties.

Remaining Contractual Maturity of the Agreements, as of April 30, 2026

		Between
	Overnight and Continuous	<30 Days	30 & 90 days	>90 days	Total
Virtus Biotech Clinical Trials ETF
Securities Lending Transactions
Common Stocks	$5,864,031	$—	$—	$—	$5,864,031
Gross amount of recognized liabilities for securities lending transactions:					$5,864,031
Virtus Biotech ETF
Securities Lending Transactions
Common Stocks	$11,261,124	$—	$—	$—	$11,261,124
Gross amount of recognized liabilities for securities lending transactions:					$11,261,124
Virtus Private Credit Strategy ETF
Securities Lending Transactions
Common Stocks	$9,926,965	$—	$—	$—	$9,926,965
Gross amount of recognized liabilities for securities lending transactions:					$9,926,965
Virtus Real Asset Income ETF
Securities Lending Transactions
Common Stocks	$2,119,053	$—	$—	$—	$2,119,053
Gross amount of recognized liabilities for securities lending transactions:					$2,119,053

(n) Mortgage-Related and Other Asset-Back Securities

Certain Funds may invest in mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments, where applicable. For this and other reasons, an asset-backed security’s stated maturity may be different, and the security’s total return may be difficult to predict precisely.

Mortgage-related securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in “pools” of mortgage loans assembled for sale to investors by various government agencies, such as the Government National Mortgage Association (“GNMA”), and government-related organizations, such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. The longer the remaining maturity of a security the greater the effect of interest rate changes will be. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus Biotech Clinical Trials ETF, Virtus Biotech ETF, Virtus Private Credit Strategy ETF, and Virtus Real Asset Income ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
Virtus InfraCap U.S. Preferred Stock ETF	0.80%
Virtus Biotech Clinical Trials ETF	0.65%(a)
Virtus Biotech ETF	0.34%(a)
Virtus Newfleet Multi-Sector Bond ETF	0.45%
Virtus Private Credit Strategy ETF	0.75%
Virtus Real Asset Income ETF	0.55%

(a)Prior to February 27, 2026, the rate for this Fund was 0.79%.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Multi-Sector Bond ETF’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding 0.49% of the Fund’s average daily net assets through at least February 28, 2027. The expense limitation agreement with respect to Virtus Newfleet Multi-Sector Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2026	2027	2028	2029
Virtus Newfleet Multi-Sector Bond ETF	$168,746	$225,718	$226,156	$108,322

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below. The Adviser has delegated to the InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of each of those Funds, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
Virtus InfraCap U.S. Preferred Stock ETF	Infrastructure Capital Advisors, LLC	0.66%*
Virtus Newfleet Multi-Sector Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee*+

(1)An indirect wholly-owned subsidiary of Virtus.

*Sub-advisory fees are paid for by the Adviser, not the Funds.

+Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Biotech Clinical Trials ETF, Virtus Biotech ETF, Virtus Private Credit Strategy ETF, and Virtus Real Asset Income ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions, LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At April 30, 2026, the sub-adviser of the below Funds held shares of such Fund which may be redeemed at any time that aggregated as follows:

	Shares	% of share outstanding
InfraCap REIT Preferred ETF	4,729	0.1%
Virtus InfraCap U.S. Preferred Stock ETF	296,078	0.3%

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

The following table discloses each Fund’s transaction fee:

Funds	Creation/ Redemption Transaction Fee
InfraCap REIT Preferred ETF	$500
Virtus InfraCap U.S. Preferred Stock ETF	600
Virtus Biotech Clinical Trials ETF	500
Virtus Biotech ETF	500
Virtus Newfleet Multi-Sector Bond ETF	500
Virtus Private Credit Strategy ETF	500
Virtus Real Asset Income ETF	500

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the FASB provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2023, 2024 and 2025), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended April 30, 2026, the Funds had no accrued penalties or interest.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2026 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$3,726,984	$4,887,431	$17,686,146	$3,573,886
Virtus InfraCap U.S. Preferred Stock ETF	628,565,422	631,505,331	612,654,126	36,384,303
Virtus Biotech Clinical Trials ETF	12,328,690	12,735,572	17,721,985	9,902,251
Virtus Biotech ETF	15,545,383	7,808,648	16,278,799	—
Virtus Newfleet Multi-Sector Bond ETF	165,752,001	83,569,222	—	—
Virtus Private Credit Strategy ETF	6,542,618	7,258,743	2,557,849	14,447,482
Virtus Real Asset Income ETF	9,222,694	9,060,206	—	—

Purchases and sales of investments in long-term U.S. Government Securities for the period ended April 30, 2026 were as follows:

	Purchases	Sales
Virtus Newfleet Multi-Sector Bond ETF	$31,927,873	$15,168,389

7. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by Virtus Newfleet Multi-Sector Bond ETF.

Swaps

The Virtus Newfleet Multi-Sector Bond ETF may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statement of Assets and Liabilities as “Over-the-counter swap at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statement of Operations.

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statement of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statement of Operations. Swap contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as “Cash pledged as collateral for derivatives.”

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Total return swaps– Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

The Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv)cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

During the period ended April 30, 2026, the Virtus Newfleet Multi-Sector Bond ETF utilized swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolio and to obtain long or short exposure to the underlying reference instrument.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at April 30, 2026:

Statement Line Description	Primary Risk	Virtus Newfleet Multi-Sector Bond ETF
Asset Derivatives
Swaps(1), at value	Credit contracts	$118,458

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the period ended April 30, 2026.

Statement Line Description	Primary Risk	Virtus Newfleet Multi-Sector Bond ETF
Net Realized Gain (Loss) on:
Swaps	Credit contracts	$(34,118)

Net Change in Net Unrealized Appreciation (Depreciation) on:
Swaps	Credit contracts	$110,067

(1)Represents swaps, at value. Value of swaps are reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for centrally cleared swap contracts.

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the Fund for the period ended April 30, 2026.

Virtus Newfleet Multi-Sector Bond ETF
Swaps(1)	$3,208,333

(1) Average notional amount.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

8. BORROWINGS

The Virtus InfraCap U.S. Preferred Stock ETF entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/ or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2026, the average daily borrowings under the Agreements and the weighted average interest rate were $517,318,723 and 4.79%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC purchased options, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Credit Risk

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

Cash Concentration Risk

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on each Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. 10% SHAREHOLDERS

As of April 30, 2026, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	59%	2
Virtus InfraCap U.S. Preferred Stock ETF	60%	2
Virtus Biotech Clinical Trials ETF	61%	2
Virtus Biotech ETF	65%	4
Virtus Newfleet Multi-Sector Bond ETF	73%	3
Virtus Private Credit Strategy ETF	60%	2
Virtus Real Asset Income ETF	66%	1

11. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.

12. SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, management of each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Schedule of Investments — InfraCap MLP ETF

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

N

Security Description	Shares	Value

COMMON STOCKS - 117.5%

Energy - 117.3%
Cheniere Energy Partners LP(1)	228,963	$15,345,100
Cheniere Energy, Inc.(1)(2)	52,325	14,386,759
Delek Logistics Partners LP	138,720	7,370,194
Enbridge, Inc. (Canada)	1,606	89,004
Energy Transfer LP(1)(2)	3,952,654	79,804,084
Enterprise Products Partners LP(1)(2)	1,530,268	59,221,372
Genesis Energy LP(1)	638,417	11,102,072
Global Partners LP	111,352	5,371,620
Hess Midstream LP Class A	599,845	23,453,939
HF Sinclair Corp.(2)	25,476	1,712,242
Kinder Morgan, Inc.(1)(2)	425,032	13,970,802
Kinetik Holdings, Inc.	5,077	256,591
Marathon Petroleum Corp.(2)	13,140	3,262,531
MPLX LP(1)	1,014,477	57,084,621
ONEOK, Inc.(1)(2)	77,021	7,121,362
Phillips 66(2)	6,129	1,098,010
Plains All American Pipeline LP(1)	3,122,044	71,869,453
Sunoco LP(1)(2)	983,027	68,467,830
Targa Resources Corp.(1)(2)	59,463	15,465,137
TC Energy Corp. (Canada)(2)	92,205	6,171,281
USA Compression Partners LP	317,921	8,733,290
Valero Energy Corp.(2)	5,026	1,269,467
Venture Global, Inc. Class A(2)	38,847	515,500
Western Midstream Partners LP(1)	1,247,687	54,249,431
Williams Cos., Inc. (The)(1)(2)	218,901	16,704,335
Total Energy		544,096,027

Utilities - 0.2%
Suburban Propane Partners LP	46,234	929,304

Total Common Stocks
(Cost $430,487,853)		545,025,331

PREFERRED STOCKS - 0.6%

Energy - 0.6%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	1,078	17,722
Energy Transfer LP, Series I, 9.25%	251,684	3,032,792
Total Energy		3,050,514

Total Preferred Stocks
(Cost $2,448,676)		3,050,514

MONEY MARKET FUNDS - 1.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(3)	2,907,391	2,907,391
RBC BlueBay Government Money Market Fund - Institutional Shares, 3.59%(3)	2,907,391	2,907,391
(Cost $5,814,782)		5,814,782

TOTAL INVESTMENTS - 119.4%
(Cost $438,751,311)		553,890,627
Liabilities in Excess of Other Assets - (19.4)%		(90,045,478)
Net Assets - 100.0%		$463,845,149

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS - (0.3)%

Written Call Options
Cheniere Energy, Inc., Expires 05/04/26, Strike Price $330.00	(10,000)	(100)	$0
Cheniere Energy, Inc., Expires 05/08/26, Strike Price $305.00	(10,000)	(100)	(6,900)
Cheniere Energy, Inc., Expires 05/15/26, Strike Price $300.00	(25,000)	(250)	(48,500)
Cheniere Energy, Inc., Expires 05/15/26, Strike Price $330.00	(10,000)	(100)	(5,100)
Cheniere Energy, Inc., Expires 05/22/26, Strike Price $300.00	(10,000)	(100)	(25,200)
Cheniere Energy, Inc., Expires 05/29/26, Strike Price $300.00	(10,000)	(100)	(35,000)
Cheniere Energy, Inc., Expires 05/29/26, Strike Price $305.00	(100)	(1)	(283)
Energy Transfer LP, Expires 05/08/26, Strike Price $20.50	(100,000)	(1,000)	(14,000)
Energy Transfer LP, Expires 05/15/26, Strike Price $19.00	(100,000)	(1,000)	(120,000)
Energy Transfer LP, Expires 05/29/26, Strike Price $20.00	(100,000)	(1,000)	(46,000)
Energy Transfer LP, Expires 06/05/26, Strike Price $20.00	(100,000)	(1,000)	(45,000)
Enterprise Products Partners LP, Expires 05/15/26, Strike Price $39.00	(100,000)	(1,000)	(46,000)
HF Sinclair Corp., Expires 06/18/26, Strike Price $70.00	(25,000)	(250)	(71,250)
Kinder Morgan, Inc., Expires 05/04/26, Strike Price $38.00	(50,000)	(500)	0
Kinder Morgan, Inc., Expires 05/08/26, Strike Price $34.00	(25,000)	(250)	(1,250)
Kinder Morgan, Inc., Expires 05/08/26, Strike Price $36.00	(23,600)	(236)	0
Kinder Morgan, Inc., Expires 05/15/26, Strike Price $34.00	(100,000)	(1,000)	(15,000)
Kinder Morgan, Inc., Expires 05/22/26, Strike Price $33.00	(50,000)	(500)	(24,000)
Kinder Morgan, Inc., Expires 05/22/26, Strike Price $34.00	(50,000)	(500)	(11,500)
Kinder Morgan, Inc., Expires 06/18/26, Strike Price $35.00	(100,000)	(1,000)	(32,000)
Marathon Petroleum Corp., Expires 05/15/26, Strike Price $250.00	(6,000)	(60)	(53,400)
Marathon Petroleum Corp., Expires 06/18/26, Strike Price $270.00	(6,000)	(60)	$(40,800)
ONEOK, Inc., Expires 05/15/26, Strike Price $95.00	(15,000)	(150)	(11,550)
ONEOK, Inc., Expires 05/15/26, Strike Price $100.00	(50,000)	(500)	(9,000)
ONEOK, Inc., Expires 06/18/26, Strike Price $100.00	(10,000)	(100)	(10,200)
Phillips 66, Expires 05/08/26, Strike Price $177.50	(10,000)	(100)	(36,000)

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Sunoco LP, Expires 05/15/26, Strike Price $70.00	(25,000)	(250)	$(30,000)
Sunoco LP, Expires 06/18/26, Strike Price $72.50	(25,600)	(256)	(21,760)
Targa Resources Corp., Expires 05/15/26, Strike Price $270.00	(20,000)	(200)	(72,000)
Targa Resources Corp., Expires 05/15/26, Strike Price $280.00	(10,000)	(100)	(14,000)
Targa Resources Corp., Expires 05/15/26, Strike Price $290.00	(10,000)	(100)	(4,900)
Targa Resources Corp., Expires 06/18/26, Strike Price $280.00	(20,000)	(200)	(89,000)
Targa Resources Corp., Expires 06/18/26, Strike Price $290.00	(10,000)	(100)	(24,700)
TC Energy Corp., Expires 05/15/26, Strike Price $70.00	(25,000)	(250)	(11,250)
TC Energy Corp., Expires 06/18/26, Strike Price $67.50	(25,000)	(250)	(54,375)
TC Energy Corp., Expires 06/18/26, Strike Price $70.00	(25,000)	(250)	(20,000)
Valero Energy Corp., Expires 05/08/26, Strike Price $270.00	(5,000)	(50)	(8,350)
Venture Global, Inc., Expires 05/15/26, Strike Price $15.00	(15,000)	(150)	(7,800)
Venture Global, Inc., Expires 05/15/26, Strike Price $17.50	(15,000)	(150)	(2,700)
Williams Cos, Inc., Expires 05/04/26, Strike Price $78.00	(50,000)	(500)	(2,500)
Williams Cos, Inc., Expires 05/08/26, Strike Price $80.00	(25,000)	(250)	(10,000)
Williams Cos, Inc., Expires 05/15/26, Strike Price $80.00	(50,000)	(500)	(30,000)
Williams Cos, Inc., Expires 05/22/26, Strike Price $78.00	(25,000)	(250)	(36,000)
Williams Cos, Inc., Expires 05/22/26, Strike Price $79.00	(25,000)	(250)	(18,750)
Williams Cos, Inc., Expires 05/29/26, Strike Price $80.00	(50,000)	(500)	(47,500)
Williams Cos, Inc., Expires 06/18/26, Strike Price $80.00	(25,000)	(250)	(37,500)

Written Put Options
Marathon Petroleum Corp., Expires 05/15/26, Strike Price $195.00	(10,000)	(100)	(3,750)
Marathon Petroleum Corp., Expires 05/15/26, Strike Price $200.00	(10,000)	(100)	(2,800)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Put Options (continued)
Marathon Petroleum Corp., Expires 06/18/26, Strike Price $190.00	(10,000)	(100)	$(9,800)
Phillips 66, Expires 05/08/26, Strike Price $160.00	(10,000)	(100)	(2,900)
Phillips 66, Expires 05/15/26, Strike Price $149.00	(10,000)	(100)	(2,000)
Phillips 66, Expires 05/15/26, Strike Price $155.00	(10,000)	(100)	(5,500)
Phillips 66, Expires 05/29/26, Strike Price $140.00	(10,000)	(100)	(2,200)
Phillips 66, Expires 06/05/26, Strike Price $135.00	(10,000)	(100)	(1,600)
Valero Energy Corp., Expires 05/15/26, Strike Price $210.00	(10,000)	(100)	(5,500)
Valero Energy Corp., Expires 05/15/26, Strike Price $212.50	(10,000)	(100)	(5,500)
Valero Energy Corp., Expires 05/22/26, Strike Price $210.00	(10,000)	(100)	(6,500)
Valero Energy Corp., Expires 05/29/26, Strike Price $200.00	(10,000)	(100)	(11,750)
Total Written Options - (0.3)%
(Premiums Received $694,646)			$(1,310,818)

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2026 was $346,399,489, or 74.7% of net assets.

(2)Subject to written call options.

(3)The rate shown reflects the seven-day yield as of April 30, 2026.

Portfolio Composition
Asset Allocation as of 04/30/2026 (based on net assets)

Energy	117.9%
Utilities	0.2%
Money Market Funds	1.3%
Written Options	(0.3)%
Liabilities in Excess of Other Assets	(19.1)%
Total	100.0%

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

L

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$545,025,331	$—	$—	$545,025,331
Preferred Stocks	3,050,514	—	—	3,050,514
Money Market Funds	5,814,782	—	—	5,814,782
Total	$553,890,627	$—	$—	$553,890,627
Liability Valuation Inputs
Written Options	$1,302,118	$8,700	$—	$1,310,818
Total	$1,302,118	$8,700	$—	$1,310,818

Statement of Assets and Liabilities (FORM N-CSR ITEM 7)

April 30, 2026 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Assets:
Investments, at cost	$438,751,311
Investments, at value	553,890,627
Due from brokers	1,857,067
Receivables:
Investment securities sold	1,123,471
Dividends and interest	98,367
Tax reclaim	23,102
Prepaid franchise taxes	232,066
Prepaid income taxes	11,129,234
Prepaid expenses	2,860
Total Assets	568,356,794
Liabilities:
Bank borrowings	72,993,734
Payables:
Interest expense	323,100
Sub-Advisory fees	343,178
Written options, at value(a)	1,310,818
Deferred Income Tax Liability	29,540,815
Total Liabilities	104,511,645
Net Assets	$463,845,149
Net Assets Consist of:
Paid-in capital	$485,716,172
Total distributable earnings (accumulated deficit), net of income taxes	(21,871,023)
Net Assets	$463,845,149
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	9,740,000

Net asset value per share	$47.62
(a)Premiums received from written options	$694,646

The accompanying notes are an integral part of these financial statements.

Statement of Operations (FORM N-CSR ITEM 7)

For the Six Months Ended April 30, 2026 (unaudited)

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$10,287,870
Dividend income (net of foreign withholding taxes)	3,564,893
Interest income	105,359
Less: Return of capital distributions	(10,287,870)
Total Investment Income	3,670,252
Expenses:
Interest expenses	2,397,839
Sub-Advisory fees	1,934,568
Total Expenses	4,332,407
Net Investment (Loss) Before Income Taxes	(662,155)
Current and Deferred Income Tax Benefit	103,389
Net Investment Income (Loss), Net of Income Taxes	(558,766)
Net Realized Gain (Loss) on:
Investments	7,241,825
Written options	4,324,567
Foreign currency transactions	1,164
Current and Deferred Income Tax Benefit	(1,806,168)
Total Net Realized Gain, Net of Income Taxes	9,761,388
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	115,705,047
Written options	(720,546)
Foreign currency translations	316
Current and Deferred Income Tax Benefit	(17,953,826)
Total Change in Net Unrealized Appreciation (Depreciation)	97,030,991
Net Realized and Change in Unrealized Gain, Net of Income Taxes	106,792,379
Net Increase in Net Assets Resulting from Operations	$106,233,613
Foreign withholding taxes	$11,282

Statement of Changes in Net Assets (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss), net of income taxes	$(558,766)	$(3,544,590)
Net realized gain, net of income taxes	9,761,388	136,535,863
Net change in unrealized appreciation (depreciation), net of income taxes	97,030,991	(111,355,282)
Net increase in net assets resulting from operations	106,233,613	21,635,991
Distributions to Shareholders	(11,477,311)	(32,611,052)
Distributions to Shareholders from return of capital	(7,259,540)	—
Total Distributions to Shareholders	(18,736,851)	(32,611,052)
Shareholder Transactions:
Proceeds from shares sold	14,231,532	24,246,713
Cost of shares redeemed	(10,862,695)	(17,836,203)
Net increase in net assets resulting from shareholder transactions	3,368,837	6,410,510
Increase (decrease) in net assets	90,865,599	(4,564,551)
Net Assets:
Beginning of period/year	372,979,550	377,544,101
End of period/year	$463,845,149	$372,979,550
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	9,665,000	9,540,000
Shares sold	325,000	550,000
Shares redeemed	(250,000)	(425,000)
Shares outstanding, end of period/year	9,740,000	9,665,000

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows (FORM N-CSR ITEM 7)

For the Six Months Ended April 30, 2026 (unaudited)

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$106,233,613

Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(237,176,730)
Proceeds from sales of investments	292,180,415
Net proceeds from purchased and written options	3,823,325
Net realized gain (loss) on investments	(7,241,825)
Net realized gain (loss) on written options	(4,324,567)
Net increase in money market funds	2,980,762
Net change in unrealized (appreciation) depreciation on investments	(115,705,047)
Net change in unrealized (appreciation) depreciation on written options	720,546
(Increase) decrease in current tax payable	(12,399,498)
(Increase) decrease in dividends and interest receivable	25,224
(Increase) decrease in due from broker	97,019
(Increase) decrease in prepaid income taxes	(11,129,234)
Increase (decrease) in tax reclaim receivable	(317)
(Increase) decrease in sub-advisory fees payable	35,517
(Increase) decrease in deferred income tax liability	29,380,434
(Increase) decrease in interest expense	(69,136)
Net cash provided by (used in) operating activities	47,430,501

Cash Flows provided by (used in) Financing Activities:

Proceeds from borrowings	(14,440,060)
Payments for fund shares sold in excess of in-kind creations	(14,253,590)
Distributions paid	(18,736,851)
Net cash provided by (used in) financing activities	(47,430,501)

Net increase (decrease) in cash
Cash, beginning of year	—
Cash, end of period	$—

Supplemental information:
Interest paid on borrowings	$2,466,975
Taxes paid	13,778,904

Non-cash financing activities:	$—
In-kind creations — Issued	17,622,428
In-kind creations — Redeemed	—

Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$38.59	$39.57	$34.42		$33.22	$27.31	$13.78
Investment operations:
Net investment income (loss)[1]	(0.06)	(0.37)	(0.86)		(0.65)	(0.31)	(0.33)
Net realized and unrealized gain	11.03	2.81	9.09		4.69	8.86	16.50
Total from investment operations	10.97	2.44	8.23		4.04	8.55	16.17
Less Distributions from:
Net investment income	(1.19)	(3.42)	(3.08)		(2.84)	—	—
Net realized gains	—	—	—		—	(2.64)	—
Return of capital	(0.75)	—	—		—	—	(2.64)
Total distributions	(1.94)	(3.42)	(3.08)		(2.84)	(2.64)	(2.64)
Net Asset Value, End of period	$47.62	$38.59	$39.57		$34.42	$33.22	$27.31
Net Asset Value Total Return[2]	29.16%	5.52%	24.40%		12.91%	33.13%	121.30%
Net assets, end of period (000’s omitted)	$463,845	$372,980	$377,544		$326,612	$333,536	$294,628
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including current and deferred income tax expense/benefit	2.08%[3,4]	1.72%[6,7]	2.75%[8]		2.18%[10]	1.64%[12]	1.40%[13]
Expenses, excluding current and deferred income tax expense/benefit	2.13%[3,5]	2.32%[6]	3.01[9]	%[9]	2.99%[11]	1.64%[12]	1.40%[13]
Net investment income (loss)	(0.27)%[3]	(0.86)%	(2.21)%		(1.98)%	(1.06)%	(1.31)%
Portfolio turnover rate[14]	44%[15]	237%	59%		69%	62%	99%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4The ratios of expenses to average net assets include interest expense of 1.18% and current and deferred income tax benefit / expense of 0.05%

5The ratios of expenses to average net assets include interest expense fees of 1.18%.

6The ratios of expenses to average net assets include interest expense fees of 1.37%.

7The ratios of expenses to average net assets include current and deferred income tax benefit / expense of 0.60%.

8The ratios of expenses to average net assets include interest expense of 2.06% and current and deferred income tax benefit / expense of 0.26%.

9The ratios of expenses to average net assets include interest expense fees of 2.06%.

10The ratios of expenses to average net assets include interest expense of 2.04% and current and deferred income tax benefit / expense of 0.81%.

11The ratios of expenses to average net assets include interest expense fees of 2.04%.

12The ratios of expenses to average net assets include interest expense fees of 0.69%.

13The ratios of expenses to average net assets include interest expense fees of 0.45%.

14Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

15Not annualized.

Notes to Financial Statements

April 30, 2026 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2026, nine funds of the Trust are offered for sale. The InfraCap MLP ETF (the “Fund”) is presented in this semi-annual report. The offering of the Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Fund	Investment objective
InfraCap MLP ETF	Seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

There is no guarantee that the Fund will achieve its objective(s).

The Fund is “non-diversified,” as defined under the 1940 Act, as of the period ended April 30, 2026.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA” or the “Adviser”) with respect to the Fund to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Fund’s investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2026, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

(f) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(g) Expenses

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(h) Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions to shareholders are declared and paid on a monthly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

(j) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000. The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Fund pays the Sub-Adviser a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions, LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At April 30, 2026, the Sub-Adviser held shares of the Fund which may be redeemed at any time that aggregated to the following:

Fund	Shares	% of shares outstanding
InfraCap MLP ETF	38,787	0.4%

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at NAV in aggregate blocks of shares or multiples thereof called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21%. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

The Fund’s income tax expense/(benefit) consists of the following:

As of April 30, 2026	Current	Deferred	Total
Federal	$(11,469,832)	$28,244,570	$16,754,738
State	(30,145)	1,155,864	1,125,719
Valuation Allowance	—	1,776,148	1,776,148
Total Tax Expense/(Benefit)	(11,499,977)	31,156,582	19,656,605

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2026
Deferred Tax Assets:
Net Operating Loss Carryforward	$7,839,007
Capital Loss Carryforward	1,282,862
Other	639,842
Total Deferred Tax Assets	9,761,711
Less Valuation Allowance	(3,293,383)
Net Deferred Tax Assets	$6,468,328
Deferred Tax Liabilities:
Net Unrealized Gain on Investment	$23,976,211
Book vs tax deferred income from MLP Investments	12,032,932
Total Deferred Tax Liabilities	36,009,143
Total Net Deferred Tax Asset/(Liability)	$(29,540,815)

Net operating loss carryforwards are available to offset future taxable income. Net operating loss carryforwards can be carried forward indefinitely and are subject to a limitation of 80% of taxable income before any net operating loss utilization. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
October 31, 2026	$ 35,860,049	October 31, 2036

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and, accordingly, would begin to expire as of October 31, 2026. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
October 31, 2021	$ 5,868,536	October 31, 2026

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. As of the period ended April 30, 2026, the Fund has a capital loss carryforward of $5,868,536 which expires at the time of filing the October 31, 2026 tax return. A valuation allowance has been recorded against the capital loss carryforwards not expected to be utilized.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant changes in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in an adjustment of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income Tax (Benefit) at Statutory Rate	$26,436,946	21.00%
State Income Taxes (Net of Federal Benefit)	1,082,656	0.86%
Permanent Differences, Net	(286,060)	(0.22)%
Other	(9,353,086)	(7.43)%
Valuation Allowance	1,776,149	1.41%
Net Income Tax Expense/(Benefit)	$19,656,605	15.62%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2026, the Fund does not have any accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. The Fund’s tax years, October 31, 2023 through October 31, 2025, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. As of the period ended April 30, 2026, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially over the next fiscal year.

At April 30, 2026, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments, excluding written options, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$390,738,537	$166,982,334	$(3,830,244)	$163,152,090

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2026 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$227,390,230	$279,602,070	$17,622,428	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2026 are as follows:

Liabilities	Equity Risk
Written options, at value	$1,310,818

Transactions in derivative instruments reflected on the Statement of Operations during the period ended April 30, 2026 are as follows:

Net Realized Gain (Loss) on:	Equity Risk
Written options	$4,324,567

Net Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written options	$ (720,546)

For the period ended April 30, 2026, the monthly average market value of the written options contracts held by the Fund was $846,944.

8. BORROWINGS

The Fund entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2026, the average daily borrowings under the Agreements and the weighted average interest rate were $91,261,798 and 4.77%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavourable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

The Fund is taxed as a corporation for federal income tax purposes. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the corporate income tax rate as well as state and local income taxes. The Fund will not benefit from the current favorable federal income tax rates on long-term capital gains and Fund income, losses and expenses will not be passed through to the Fund’s shareholders. As a “C” corporation, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”).Changes in the Fund’s estimate or assumptions regarding its deferred tax liability could have a material impact on the Fund’s NAV.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

10. 10% SHAREHOLDERS

As of April 30, 2026, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	59%	2

11. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No.2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.

12. SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, management of the Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Other Information (unaudited)

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants

None.

FORM N-CSR ITEM 9 - Proxy Disclosure

None.

FORM N-CSR ITEM 10 - Remuneration Paid to Trustees

(1) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officer of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Board Considerations for
ETFis Series Trust I – FYE 10/31

During executive session, the Independent Trustees of ETFis Series Trust I (the “Trust”) considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements as listed below for the Trust.

November 19, 2025 Annual Consideration of Advisory and Sub-Advisory Agreements for:

InfraCap MLP ETF (“AMZA”)

InfraCap REIT Preferred ETF (“PFFR”)

Virtus InfraCap U.S. Preferred Stock ETF (“PFFA”)

Virtus Biotech Clinical Trials ETF (formerly Virtus LifeSci Biotech Clinical Trials ETF) (“BBC”)

(no sub-adviser—Advisory Agreement only)

Virtus Biotech ETF (formerly, Virtus LifeSci Biotech Products ETF) (“BBP”) (no sub-adviser—Advisory Agreement only)

Virtus Newfleet Multi-Sector Bond ETF (“NFLT”)

Virtus Private Credit Strategy ETF (“VPC”) (no sub-adviser—Advisory Agreement only)

Virtus Real Asset Income ETF (“VRAI”) (no sub-adviser—Advisory Agreement only)

(each, a “Fund” and collectively, the “Funds”)

On November 19, 2025, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between the Trust and Virtus Investment Advisers, LLC (the “Adviser”) as successor in interest to Virtus ETF Advisers LLC (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”). The Advisory Agreements and the Sub-Advisory Agreements are collectively referred to herein as the “Investment Management Agreements.”

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Advisers in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Adviser Memorandum and Sub-Adviser Memorandum contained information necessary for the Board to form a judgment as to whether the renewal of each of the Investment Management Agreements would be in the best interests of each applicable Fund and its respective shareholders. With respect to the Investment Management

1 The Sub-Advisers include Infrastructure Capital Advisors, LLC and Virtus Fixed Income Advisers, LLC (“VFIA”).

Other Information (unaudited) (continued)

Agreements, the Board considered information furnished throughout the year at regular Board meetings with respect to the services provided by the Adviser and each Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Sub-Adviser with respect to the Fund it manages.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the Advisory Agreements, and the services provided by the Adviser to the Funds, including, without limitation, management, oversight, and administrative services, the Adviser’s coordination of services for the Funds by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Funds. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it has provided, or will provide, to each Fund. In this regard, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds and other investment vehicles, coordinating their operation and administration, and, for those Funds to which it provides portfolio management services, the experience of the portfolio managers in carrying out the day-to-day management of those Funds’ portfolios. In particular, the Board received and reviewed information comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that AMZA, NFLT, PFFR, and PFFA were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to the portfolio management of BBC, BBP, VPC and VRAI, the Board considered that each Fund utilized an index-based strategy, and thus took into account both the Funds’ performance relative to their respective peer groups as well as the Adviser’s performance in tracking the relevant indexes (i.e., tracking error).

Specifically, with respect to BBC, the Board noted that the Fund outperformed the average and median performance of its peer group for the one-year period but underperformed the average and median performance of its peer group for each of the three-year and five-year periods. For BBP, the Board noted that the Fund outperformed the average and median performance of its peer group for each of the one-year, three-year and five-year periods. The Board considered that each of BBC and BBP performed in accordance with its investment objective of tracking its underlying index. The Board also considered the Funds’ focus on biotechnology companies and how those companies performed relative to the Funds’ peer group, which was comprised mostly of funds focusing on the broader U.S. health care sector.

For VPC, the Board noted that the Fund underperformed the average and median performance of its peer group for the one-year period and outperformed the average and median performance of its peer group for the three-year and five-year periods. For VRAI, the Board noted that the Fund underperformed the average and median performance of its peer group for each of the one-year and three-year periods and outperformed the average and median performance of its peer group for the five-year period, but still performed in accordance with its investment objective of tracking its underlying index. The Board also considered that VRAI was included in a peer group comprised of U.S. mid-cap value funds, due to a lack of peers focusing on real assets, when evaluating its performance relative to its peers. The Board also noted that each of these index-based Funds tracked their respective underlying indexes with minimal tracking error of less than 200 basis points, which was primarily attributable to trading as well as Fund fees and expenses.

After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund, and that each Fund to which the Adviser provided portfolio management services had satisfactory performance and tracking error results.

The costs of the services provided and profits realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered the fact that AMZA, PFFR, BBC, BBP, PFFA, VPC, and VRAI utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under either arrangement, the Adviser or Sub-Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to those Funds.

Other Information (unaudited) (continued)

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds.

Specifically, the Board noted that the management fees and net expense ratios for BBC and BBP were above the average, but below the maximum, management fees and net expense ratios of their respective peer groups. Further, the Board noted that the management fees and net expense ratios for VRAI, PFFR and NFLT were below the average management fees and net expense ratios of their respective peer groups. For VPC, the Board noted that its management fee was above the average, but below the maximum, management fees of its peer group. The Board also considered that while VPC’s net expense ratio was the highest in its peer group, that was solely due to the impact of acquired fund fees and expenses (“AFFE”). When excluding AFFE, VPC’s net expense ratio was below the average net expense ratio of its peer group. For PFFA, the Board noted that its management fee was above the average, but below the maximum, management fee of its peer group. For AMZA, the Board noted that its management fee was equal to the maximum management fee of its peer group, for which two other peers charged the same fee. In considering the management fees of both PFFA and AMZA, the Board also took into account the complexity of each Fund’s strategy. The Board also noted that, although PFFA’s and AMZA’s net expense ratios were the highest of their respective peer groups, that was primarily the result of interest expenses relating to borrowings; without those expenses, the net expense ratios for PFFA and AMZA would have been comparable to their respective peer groups.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser (including, where applicable, pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the assets under management (“AUM”) and operational history of each of the Funds, together with the fees paid to the Adviser (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, BBC, BBP, PFFA, VPC, and VRAI are subject to a unified fee. The Board considered that these Funds have experienced benefits from the unified fee arrangement and would continue to do so. The Board also considered that NFLT currently experiences benefits from the capped fees pursuant to the expense limitation agreement, and would continue to do so even after NFLT’s assets grow to a level where each Adviser is no longer required to waive its advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Adviser under the Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser is appropriate.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with the Funds (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that each Advisory Agreement was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved each Advisory Agreement on behalf of the respective Fund.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices, and their efforts to promote the Funds. The Board also considered that VFIA, in managing NFLT, operates through its Newfleet Asset Management division (“Newfleet”). After reviewing the

Other Information (unaudited) (continued)

foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. The Board also considered the ability of VFIA to provide day-to-day portfolio management of NFLT’s portfolio through Newfleet. In particular, the Board received and reviewed information from the Adviser regarding the performance of each Sub-Adviser in implementing the investment objective and strategies for the respective Fund. In conducting its review, the Board considered that AMZA, NFLT and PFFA were actively managed funds. The Board also considered that PFFR utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as the Sub-Adviser’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to NFLT and PFFA, the Board noted that the Funds had outperformed the average and median performance of their respective peer groups for each of the one-year, three-year, and five-year periods. With respect to PFFR, the Board noted that the Fund underperformed the average and median performance of its peer group for the one-year period, but outperformed the average and median performance of its peer group for the three-year and five-year periods. With respect to AMZA, the Board noted that the Fund underperformed the average and median performance of its peer group for the one-year period, performed in line with its peer group for the three-year period (only slightly underperforming the average and median performance of its peer group for the period), and outperformed the average and median performance of its peer group for the five-year period. Notwithstanding some underperformance relative to the peer group, the Board considered that AMZA had positive performance in each of its one-, three- and five-year performance periods.

After consideration of these factors, the Board determined that each Sub-Adviser possessed adequate capabilities and experience for the management of the respective Funds, and that the sub-advised Funds generally had satisfactory performance.

The costs of the services provided and profits realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that AMZA, PFFR, and PFFA utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Advisers’ management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to those Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Funds, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (including, where applicable, pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the sub-advised Funds, together with the fees paid to the respective Sub-Advisers (including, where applicable, any capped fees). The Board considered that AMZA, PFFR and PFFA are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and that NFLT benefits from any additional capped fees, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse, pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser is appropriate.

Other Information (unaudited) (continued)

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Funds.

Supplemental Information (unaudited)

Discount & Premium Information

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103

8572(06/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President, Chief Executive Officer and Principal Executive Officer
(Principal Executive Officer)

Date	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President, Chief Executive Officer and Principal Executive Officer
(Principal Executive Officer)

Date	July 2, 2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Treasurer, Chief Financial Officer & Principal Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date	July 2, 2026

* Print the name and title of each signing officer under his or her signature.